UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of October

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia International Equity Income ETF

INEQ | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$51	0.45%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials and health care sectors boosted the Fund’s performance relative to the benchmark most during the annual period.

Allocations | Overweight positions in the financials and industrials sectors contributed to relative performance.

Individual holdings | Positions in Mitsubishi Heavy Industries, an aerospace & defense company, Siemens, an industrial machinery company, and Lloyds Banking Group, a financial services company, were among the top contributors to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection| Selections in the communication services and information technology sectors hurt the Fund’s performance relative to the benchmark during the annual period.

Allocations| Overweight positions in the health care sector detracted from relative performance.

Individual holdings| Positions in Daiichi Sankyo, a pharmaceuticals company, Deutsche Telekom, a telecommunications company, and Chugai Pharmaceutical, a pharmaceutical company, were among the top detractors from the Fund’s relative detractors during the period.

Columbia International Equity Income ETF | ASR271_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia International Equity Income ETF during the stated time period.

Growth of $10,000

	Columbia International Equity Income ETF—Net Asset Value (22,601)	Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR) (24,596)	MSCI EAFE Value Index (Net) (22,359)	MSCI EAFE Index (Net) (21,753)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,427	10,500	10,511	10,231
10/17	13,048	13,026	12,950	12,629
10/18	11,972	12,049	11,953	11,763
10/19	12,696	12,859	12,612	13,062
10/20	10,705	10,768	10,289	12,165
10/21	14,087	15,351	14,231	16,324
10/22	11,978	12,640	11,905	12,569
10/23	14,456	15,040	14,061	14,379
10/24	17,674	18,764	17,260	17,682
10/25	22,601	24,596	22,359	21,753
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia International Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	27.87	16.12	9.07
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)	31.08	17.96	10.05
MSCI EAFE Value Index (Net)	29.55	16.79	8.94
MSCI EAFE Index (Net)	23.03	12.33	8.62
Footnote	Description
Footnote(a)	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI EAFE Value Index. The returns of the MSCI EAFE Value Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$43,605,993
Total number of portfolio holdings	101
Investment management fees (represents 0.45% of Fund average net assets)	$159,151
Portfolio turnover for the reporting period	139%

Columbia International Equity Income ETF | ASR271_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Utilities	0.7%
Real Estate	1.1%
Materials	1.2%
Information Technology	3.6%
Consumer Staples	5.1%
Communication Services	6.3%
Consumer Discretionary	6.8%
Energy	10.7%
Health Care	14.5%
Financials	24.0%
Industrials	25.2%

Top Holdings

Airbus SE (France)	4.7%
Siemens AG (Germany)	4.5%
Shell PLC (United States)	4.5%
Mitsubishi UFJ Financial Group, Inc. (Japan)	4.5%
Novartis AG (United States)	4.4%
TotalEnergies SE (France)	3.9%
Deutsche Telekom AG (Germany)	3.4%
Sumitomo Mitsui Financial Group, Inc. (Japan)	3.3%
GSK PLC (United States)	3.0%
Mitsubishi Corp. (Japan)	2.7%

Geographic Allocation

Value	Value
Other	4.1%
Netherlands	1.2%
Spain	1.2%
Austria	1.8%
Italy	2.2%
United Kingdom	6.4%
Sweden	7.4%
France	8.9%
United States	12.4%
Germany	13.9%
Japan	40.1%

Columbia International Equity Income ETF | ASR271_00_(12/25) | 3

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund. On September 2, 2025, the Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia International Equity Income ETF | ASR271_00_(12/25) | 4

Columbia U.S. Equity Income ETF

EQIN | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$36	0.35%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Not having exposure to the real estate sector boosted the Fund’s performance relative to benchmark most during the annual period.

Allocations | An underweight position in the health care sector contributed to the Fund’s relative performance.

Individual holdings | Positions in AT&T, a telecommunications company, Broadcom, a semiconductor company, and International Business Machines, an information technology company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection| Selections in the health care and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations| An underweight position in the financials sector also detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a managed health care company, JPMorgan, a financials company, and Accenture, an information technology services company, were among the top detractors from the Fund’s relative performance during the period.

Columbia U.S. Equity Income ETF | ASR272_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia U.S. Equity Income ETF during the stated time period.

Growth of $10,000

	Columbia U.S. Equity Income ETF—Net Asset Value (28,429)	Solactive GFS United States Large & Mid Cap Value Style USD Index (TR) (26,540)	MSCI USA Value Index (24,899)	Russell 3000® Index (36,638)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,547	10,310	10,285	10,228
10/17	12,801	12,350	12,265	12,680
10/18	13,357	12,643	12,701	13,516
10/19	14,585	14,185	14,107	15,340
10/20	13,391	12,682	12,919	16,896
10/21	19,964	18,584	18,438	24,314
10/22	20,208	17,969	17,606	20,298
10/23	20,960	17,863	17,364	21,999
10/24	27,004	23,634	22,886	30,326
10/25	28,429	26,540	24,899	36,638
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia U.S. Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	5.27	16.25	11.77
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)	12.30	15.92	10.95
MSCI USA Value Index	8.79	14.02	10.19
Russell 3000® Index	20.81	16.74	14.82
Footnote	Description
Footnote(a)	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS United States Large & Mid Cap Value Style USD Index (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI USA Value Index. The returns of the MSCI USA Value Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$242,314,438
Total number of portfolio holdings	101
Investment management fees (represents 0.35% of Fund average net assets)	$631,381
Portfolio turnover for the reporting period	53%

Columbia U.S. Equity Income ETF | ASR272_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	0.5%
Common Stocks	98.9%

Top Holdings

Exxon Mobil Corp.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
Home Depot, Inc. (The)	4.1%
Procter & Gamble Co. (The)	4.0%
Chevron Corp.	3.6%
UnitedHealth Group, Inc.	3.5%
International Business Machines Corp.	3.3%
Wells Fargo & Co.	3.2%
Caterpillar, Inc.	3.1%

Sector Allocation

Value	Value
Materials	1.2%
Communication Services	4.2%
Utilities	5.5%
Health Care	5.8%
Consumer Discretionary	7.5%
Information Technology	10.5%
Consumer Staples	11.0%
Energy	13.1%
Industrials	13.6%
Financials	26.5%

Columbia U.S. Equity Income ETF | ASR272_00_(12/25) | 3

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund. The Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia U.S. Equity Income ETF | ASR272_00_(12/25) | 4

Columbia Diversified Fixed Income Allocation ETF

DIAL | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$29	0.28%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-U.S. interest rate exposure | Non-U.S. interest rate exposure from global treasury and emerging market bond holdings was the largest contributor to the Fund’s relative performance, as global yields declined and diversification beyond U.S. Treasuries added value. These positions benefited from favorable rate environments in developed and emerging markets, providing a meaningful source of return during the period.

High-yield bonds | Positive contributions to the Fund’s performance relative to the benchmark were driven by the 30% target allocation to U.S. high-yield bonds. Strong corporate fundamentals and investor demand for income supported the sector, helping the Fund capture attractive carry and price appreciation.

Foreign currency holdings | The Fund’s 10% target allocation to non-U.S. dollar denominated global treasury holdings benefited from a weaker U.S. dollar, adding to overall Fund performance. Currency exposure complemented the Fund’s global diversification and provided incremental gains as foreign exchange trends favored international holdings.

Top Performance Detractors

U.S. Interest Rate Exposure| A relative underweight to U.S. rates detracted from the Fund’s relative performance, as domestic duration exposure was rewarded during the period. While the Fund’s global diversification strategy limited participation in the rally in U.S. government bonds, overall interest rate positioning — including non-U.S. exposures — remained constructive and contributed positively to total returns.

Agency residential mortgage-backed securities| The Fund’s underweight to U.S. mortgage-backed securities detracted from relative performance as credit spreads narrowed and prices rose from historically wide (cheap) levels in recent years.

U.S. investment-grade corporates | The Fund’s underweight to U.S. investment-grade corporate debt detracted from relative performance as credit spreads narrowed to near all-time tight (expensive) levels.

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Diversified Fixed Income Allocation ETF during the stated time period.

Growth of $10,000

	Columbia Diversified Fixed Income Allocation ETF—Net Asset Value (12,217)	Beta Advantage® Multi-Sector Bond Index (12,366)	Bloomberg U.S. Aggregate Bond Index (11,467)
10/12/17	10,000	10,000	10,000
10/17	9,970	9,996	10,005
10/18	9,738	9,757	9,799
10/19	11,122	11,132	10,927
10/20	11,757	11,833	11,603
10/21	12,012	12,113	11,548
10/22	9,754	9,774	9,737
10/23	9,959	10,022	9,772
10/24	11,307	11,410	10,802
10/25	12,217	12,366	11,467
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Diversified Fixed Income Allocation ETF—Net Asset Value	8.05	0.77	2.52
Beta Advantage® Multi-Sector Bond Index	8.38	0.89	2.67
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.71

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$414,862,521
Total number of portfolio holdings	661
Investment management fees (represents 0.28% of Fund average net assets)	$1,045,090
Portfolio turnover for the reporting period	199%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 11/15/2055 6.000%	5.0%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.500%	4.5%
U.S. Treasury Bill 11/18/2025 4.350%	2.4%
U.S. Treasury Bill 12/18/2025 3.941%	2.4%
U.S. Treasury Bill 12/26/2025 3.939%	2.4%
Uniform Mortgage-Backed Security TBA 11/15/2055 6.500%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.000%	2.2%
U.S. Treasury Bond 08/15/2042 2.750%	1.4%
U.S. Treasury Bond 05/15/2055 4.750%	1.2%
U.S. Treasury Bill 11/25/2025 4.235%	1.2%

Asset Allocation

Corporate Bonds
44.4%
Foreign Government Obligations
29.7%
Residential Mortgage-Backed Securities - Agency
15.0%
Treasury Bills
8.4%
U.S. Treasury Obligations
9.8%
Money Market Funds
5.9%

Value	Value
Money Market Funds	5.9%
U.S. Treasury Obligations	9.8%
Treasury Bills	8.4%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.7%
Corporate Bonds	44.4%

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/25) | 4

Columbia Multi-Sector Municipal Income ETF

MUST | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$24	0.23%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Exposure to core revenue sectors | Positive contributions to the Fund’s performance were driven by the portfolio’s 45% target allocation to core revenue sectors. These sectors generally fared well throughout the year as credit spreads tightened and prices rose.

Top Performance Detractors

Exposure to high yield | Negative contributions to the Fund’s performance were driven by the portfolio’s 10% target allocation to high-yield municipal bonds. High yield underperformed investment grade throughout the year, as wider spreads and lower prices were only offset partially by positive yield carry. (Yield carry is the difference between a bond’s yield and the cost to finance it.)

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Multi-Sector Municipal Income ETF during the stated time period.

Growth of $10,000

	Columbia Multi-Sector Municipal Income ETF—Net Asset Value (12,277)	Beta Advantage® Multi-Sector Municipal Bond Index (12,372)	Bloomberg Municipal Bond Index (12,020)
10/10/18	10,000	10,000	10,000
10/18	10,010	10,006	10,008
10/19	11,053	11,035	10,951
10/20	11,475	11,402	11,344
10/21	11,946	11,869	11,643
10/22	10,492	10,423	10,248
10/23	10,748	10,745	10,519
10/24	11,747	11,809	11,539
10/25	12,277	12,372	12,020
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Multi-Sector Municipal Income ETF—Net Asset Value	4.51	1.36	2.95
Beta Advantage® Multi-Sector Municipal Bond Index	4.77	1.65	3.06
Bloomberg Municipal Bond Index	4.17	1.16	2.64

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$504,299,920
Total number of portfolio holdings	578
Investment management fees (represents 0.23% of Fund average net assets)	$997,358
Portfolio turnover for the reporting period	21%

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	16.0%
Texas	10.9%
New Jersey	9.9%
Illinois	6.8%
Florida	6.3%
Pennsylvania	5.9%
Colorado	4.1%
Ohio	3.7%
Massachusetts	3.0%
Michigan	2.8%

Asset Allocation

Value	Value
Money Market Funds	1.4%
Municipal Bonds	98.2%

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/25) | 4

Columbia Research Enhanced Core ETF

RECS | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$17	0.15%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the information technology, financials and health care sectors boosted the Fund’s relative results most during the annual period.

Individual holdings | Overweight positions in NVIDIA Corp., underweight exposure to UnitedHealth Group Inc. and overweight to Philip Morris International Inc. were the most additive to the Fund’s relative performance.

Top Performance Detractors

Stock selection| Selection within the consumer discretionary and industrials sectors detracted most from relative performance.

Individual holdings| Underweight positions to Broadcom, Tesla and Johnson & Johnson detracted the most from the Fund’s relative performance as these stocks outperformed during the annual period.

Columbia Research Enhanced Core ETF | ASR305_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Core ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Core ETF—Net Asset Value (26,487)	Beta Advantage® Research Enhanced U.S. Equity Index (27,080)	Russell 1000® Index (24,960)
09/25/19	10,000	10,000	10,000
10/19	10,252	10,256	10,246
10/20	11,054	11,073	11,359
10/21	16,017	16,097	16,301
10/22	14,324	14,420	13,631
10/23	15,546	15,674	14,924
10/24	21,685	21,949	20,606
10/25	26,487	27,080	24,960
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Core ETF—Net Asset Value	22.15	19.10	17.31
Beta Advantage® Research Enhanced U.S. Equity Index	23.37	19.58	17.72
Russell 1000® Index	21.14	17.05	16.16

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$4,294,881,676
Total number of portfolio holdings	376
Investment management fees (represents 0.15% of Fund average net assets)	$3,835,522
Portfolio turnover for the reporting period	32%

Columbia Research Enhanced Core ETF | ASR305_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.3%
Exchange-Traded Equity Funds	1.6%
Common Stocks	98.0%

Top Holdings

NVIDIA Corp.	13.6%
Apple, Inc.	11.3%
JPMorgan Chase & Co.	3.6%
Meta Platforms, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Visa, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Booking Holdings, Inc.	1.3%
Palantir Technologies, Inc. Class A	1.3%
TJX Cos., Inc. (The)	1.2%

Sector Allocation

Value	Value
Real Estate	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.2%
Health Care	8.8%
Industrials	8.9%
Communication Services	9.1%
Consumer Discretionary	10.1%
Financials	12.8%
Information Technology	34.7%

Columbia Research Enhanced Core ETF | ASR305_00_(12/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Research Enhanced Core ETF | ASR305_00_(12/25) | 4

Columbia Research Enhanced Value ETF

REVS | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$20	0.19%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the materials, financials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Individual holdings | An overweight position in Philip Morris International Inc., underweight exposure to UnitedHealth Group Inc., and an overweight to JPMorgan Chase & Co. were the most additive to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection| Selection within the industrials and energy sectors detracted most from the Fund’s relative performance.

Individual holdings| Underweight position in Johnson & Johnson and Micron and an overweight position to Bristol-Myers Squibb Co. detracted the most from the Fund’s relative performance during the period.

Columbia Research Enhanced Value ETF | ASR306_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Value ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Value ETF—Net Asset Value (19,712)	Beta Advantage® Research Enhanced U.S. Value Index (20,046)	Russell 1000® Value Index (18,325)	Russell 1000® Index (24,960)
09/25/19	10,000	10,000	10,000	10,000
10/19	10,202	10,206	10,172	10,246
10/20	9,370	9,390	9,403	11,359
10/21	13,631	13,652	13,517	16,301
10/22	12,996	13,048	12,571	13,631
10/23	13,258	13,333	12,588	14,924
10/24	17,567	17,759	16,487	20,606
10/25	19,712	20,046	18,325	24,960
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Value ETF—Net Asset Value	12.21	16.04	11.77
Beta Advantage® Research Enhanced U.S. Value Index	12.87	16.38	12.06
Russell 1000® Value Index	11.15	14.28	10.43
Russell 1000® Index	21.14	17.05	16.16

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$90,191,207
Total number of portfolio holdings	312
Investment management fees (represents 0.19% of Fund average net assets)	$136,651
Portfolio turnover for the reporting period	69%

Columbia Research Enhanced Value ETF | ASR306_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	3.3%
Common Stocks	96.0%

Top Holdings

JPMorgan Chase & Co.	5.0%
Cisco Systems, Inc.	2.6%
Alphabet, Inc. Class A	2.5%
Pfizer, Inc.	2.4%
Exxon Mobil Corp.	2.4%
Caterpillar, Inc.	2.3%
Salesforce, Inc.	2.0%
Alphabet, Inc. Class C	2.0%
Morgan Stanley	1.8%
Altria Group, Inc.	1.8%

Sector Allocation

Value	Value
Real Estate	3.9%
Materials	4.5%
Utilities	4.6%
Energy	5.9%
Consumer Staples	6.8%
Consumer Discretionary	7.9%
Communication Services	8.5%
Information Technology	10.9%
Health Care	11.4%
Industrials	13.6%
Financials	18.0%

Columbia Research Enhanced Value ETF | ASR306_00_(12/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Research Enhanced Value ETF | ASR306_00_(12/25) | 4

Columbia Short Duration Bond ETF

SBND | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$25	0.24%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund attempts to passively mirror the Beta Advantage Short Term Bond Index and therefore maintained similar exposures as those of the index, which utilizes rules-based filters to screen the short-term bond investment universe. The Fund invests in a sampling of the universe but there were no material deviations to relative exposures from an issuer, sector, duration and yield curve positioning perspective. All sectors contributed positively to total return.

Interest rate positioning | The Fund’s average duration remained close to the index’s duration, which is typically around three years. Duration positioning was additive relative to the index with most sectors having positive impacts on a relative basis.

Security selection | Security selection in emerging market debt and high-yield corporate bonds was additive to relative performance.

Top Performance Detractors

Corporate Credit | Investment-grade corporates underperformed relative to the index. Within investment-grade corporates, the best performing subsectors were industrial and non-corporates. Security selection within investment-grade corporates detracted slightly from relative performance.

Agency mortgage-backed securities| Performance for the Fund’s agency mortgage-backed security holdings detracted from relative performance, due to interest rate risk, sector allocation and security selection.

Asset-backed securities and commercial-mortgage-backed securities | Security selection within both sectors detracted slightly from relative performance.

Columbia Short Duration Bond ETF | ASR314_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Short Duration Bond ETF during the stated time period.

Growth of $10,000

	Columbia Short Duration Bond ETF—Net Asset Value (11,022)	Beta Advantage® Short Term Bond Index (11,000)	Bloomberg U.S. 1-5 Year Credit Index (10,989)	Bloomberg U.S. Aggregate Bond Index (9,822)
09/21/21	10,000	10,000	10,000	10,000
10/21	9,930	9,943	9,930	9,890
10/22	9,040	8,934	9,171	8,339
10/23	9,397	9,310	9,534	8,369
10/24	10,295	10,252	10,339	9,252
10/25	11,022	11,000	10,989	9,822
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Short Duration Bond ETF—Net Asset Value	7.06	2.40
Beta Advantage® Short Term Bond Index	7.30	2.34
Bloomberg U.S. 1-5 Year Credit Index	6.28	2.32
Bloomberg U.S. Aggregate Bond Index	6.16	-0.44

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$90,824,638
Total number of portfolio holdings	906
Investment management fees (represents 0.25% of Fund average net assets)	$161,894
Portfolio turnover for the reporting period	192%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	37%

Columbia Short Duration Bond ETF | ASR314_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

U.S. Treasury Bill 11/18/2025 4.350%	5.5%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.500%	2.5%
U.S. Treasury Bill 12/26/2025 3.939%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.500%	1.8%
Uniform Mortgage-Backed Security TBA 11/15/2040 6.000%	1.1%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.000%	0.7%
Bank 12/15/2057 5.422%	0.4%
Citigroup, Inc. 11/19/2034 5.592%	0.4%
Medline Borrower LP 04/01/2029 3.875%	0.4%

Asset Allocation

Asset-Backed Securities - Non-Agency
10.1%
Commercial Mortgage-Backed Securities - Non-Agency
10.0%
Corporate Bonds
49.4%
Foreign Government Obligations
19.8%
Residential Mortgage-Backed Securities - Agency
9.7%
Treasury Bills
7.7%
Money Market Funds
2.5%

Value	Value
Money Market Funds	2.5%
Treasury Bills	7.7%
Residential Mortgage-Backed Securities - Agency	9.7%
Foreign Government Obligations	19.8%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	10.0%
Asset-Backed Securities - Non-Agency	10.1%

Columbia Short Duration Bond ETF | ASR314_00_(12/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Short Duration Bond ETF | ASR314_00_(12/25) | 4

Columbia Select Technology ETF

SEMI | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$88	0.75%

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the IT services, electronic equipment and communications equipment industries boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the software and technology hardware industries also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Fund positions that contributed during the period included Broadcom, a semiconductor chip provider; Lam Research, a semiconductor fabrication equipment manufacturer; Microsoft, a cloud, software and enterprise solutions company; Google, a search and cloud company; and Apple, a consumer electronics company.

Top Performance Detractors

Stock selection| Selections in the semiconductor and semiconductor equipment and software industries hurt the Fund’s relative performance during the annual period.

Allocations| The Fund’s overweight in the financials sector and a small allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Fund positions that detracted from relative performance during the period included Advanced Micro Devices, a semiconductor company; Meta Platforms, a social media company; Visa, a global payments company; Monolithic Power Systems, a high-performance power management solutions provider; and ON Semiconductor Corp, an energy-efficient chipmaker.

Columbia Select Technology ETF | ASR321_00_(12/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Select Technology ETF during the stated time period.

Growth of $10,000

	Columbia Select Technology ETF—Net Asset Value (16,998)	S&P Global 1200 Information Technology Index (Net) (20,945)	MSCI ACWI Index (Net) (14,994)	PHLX Semiconductor Sector Index (21,227)
03/29/22	10,000	10,000	10,000	10,000
10/22	7,440	7,839	8,332	6,779
10/23	8,812	10,103	9,207	9,268
10/24	12,728	15,101	12,226	14,396
10/25	16,998	20,945	14,994	21,227
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Select Technology ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	33.55	15.90
S&P Global 1200 Information Technology Index (Net)	38.70	22.82
MSCI ACWI Index (Net)	22.64	11.92
PHLX Semiconductor Sector Index	47.45	23.27
Footnote	Description
Footnote(a)	Effective February 28, 2025, the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) and the MSCI ACWI (Net) (collectively, the New Indexes). Prior to February 28, 2025, the Fund compared its performance to that of the PHLX Semiconductor Sector Index (the Former Index). The Fund’s investment manager believes the New Indexes provide a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s Principal Investment Strategies. The returns of the former Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to February 28, 2025, reflects returns achieved according to different Principal Investment Strategies. If the strategy change had been in place for the prior periods, results shown may have been different.

The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$33,988,168
Total number of portfolio holdings	36
Investment management fees (represents 0.75% of Fund average net assets)	$245,249
Portfolio turnover for the reporting period	65%

Columbia Select Technology ETF | ASR321_00_(12/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Industrials	1.0%
Consumer Discretionary	4.2%
Financials	4.5%
Communication Services	8.8%
Information Technology	80.2%

Top Holdings

NVIDIA Corp.	19.7%
Broadcom, Inc.	10.9%
Microsoft Corp.	9.8%
Apple, Inc.	9.4%
Lam Research Corp.	4.8%
Alphabet, Inc. Class A	4.6%
Amazon.com, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Meta Platforms, Inc. Class A	2.7%
ASML Holding NV	2.2%

Sub-Industry Allocation

Value	Value
Electronic Equipment, Instruments & Components	0.8%
IT Services	1.2%
Communications Equipment	2.3%
Technology Hardware, Storage & Peripherals	9.4%
Software	19.9%
Semiconductors & Semiconductor Equipment	46.6%

Columbia Select Technology ETF | ASR321_00_(12/25) | 3

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On February 28, 2025, the Fund’s name was changed to Columbia Select Technology ETF and the Fund changed from an ETF that does not disclose its portfolio holdings daily (a semi-transparent ETF) to an ETF that discloses its portfolio holdings daily (a daily holdings-disclosing ETF ) and changed its 80% investment policy (changing from investing at least 80% of its net assets in securities of semiconductor, semiconductor equipment and related technology companies, to investing at least 80% of its net assets in technology and technology related companies). Also, on February 28, 2025, the Fund amended its Prospectus’ Principal Risks by removing Arbitrage Risk and by revising Active Management Risk, Authorized Participant Concentration Risk, Early/Late Close/Trading Halt Risk, Market Price Relative to NAV Risk and Secondary Market Trading Risk. At a Special Meeting of Shareholders of the Fund held on January 30, 2025, shareholders of the Fund approved, in accordance with the recommendation of the Fund’s Board of Trustees, a proposal to change the Fund’s fundamental policy regarding industry concentration. Effective February 28, 2025, the fundamental policy on industry concentration is as follows: the Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the Investment Company Act of 1940, the rules and regulations thereunder and any applicable exemptive relief. The Fund’s former fundamental policy on industry concentration was as follows: The Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the semiconductor and semiconductor equipment industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002622

Columbia Select Technology ETF | ASR321_00_(12/25) | 4

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Audit fees (a)	134,814	130,272	0	0
Audit-related feesb)	4,000	9,000	0	0
Tax fees (c)	61,705	56,280	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Active ETFs | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 23
Federal Income Tax Information 24
Approval of Investment Management Services Agreement 25

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 3
Common Stocks 99.3%
Issuer Shares Value ($)
Austria  1.8%
Erste Group Bank AG 4,403 456,105
OMV AG 2,049 112,241
Raiffeisen Bank International AG 2,011 75,064
Verbund AG 989 76,424
voestalpine AG 1,494 53,249
Total 773,083
Belgium  0.1%
Solvay SA 953 29,325
Denmark  0.3%
Pandora A/S 1,101 147,650
Finland  0.7%
Kesko OYJ Class B 3,807 80,411
Wartsila OYJ Abp 6,612 216,508
Total 296,919
France  8.9%
Airbus SE 8,405 2,070,207
Bouygues SA 2,701 121,988
TotalEnergies SE 27,131 1,689,424
Total 3,881,619
Germany  13.9%
Continental AG 1,555 117,522
Deutsche Post AG 13,600 624,746
Deutsche Telekom AG 47,862 1,485,468
Fresenius Medical Care AG 3,018 162,186
Fresenius SE & Co. KGaA 5,922 341,896
Mercedes-Benz Group AG 11,136 722,478
Merck KGaA 1,858 243,294
Siemens AG 7,007 1,985,883
Vonovia SE 12,025 361,555
Total 6,045,028
Israel  0.9%
Bank Hapoalim BM 17,807 362,794
ZIM Integrated Shipping Services Ltd. 1,714 26,361
Total 389,155
Italy  2.1%
Eni SpA 28,102 517,149
Prysmian SpA 4,078 422,768
Total 939,917
Japan  40.1%
Aisin Corp. 6,617 119,171
Asahi Group Holdings Ltd. 20,527 221,319
Bridgestone Corp. 7,549 331,449
Canon, Inc. 11,842 340,759
Chubu Electric Power Co., Inc. 9,277 129,169
Chugai Pharmaceutical Co. Ltd. 9,053 414,233
Dai-ichi Life Holdings, Inc. 49,673 349,844
Daito Trust Construction Co. Ltd. 4,136 77,227
Electric Power Development Co. Ltd. 2,020 38,425
Fast Retailing Co. Ltd. 2,526 929,039
Fukuoka Financial Group, Inc. 2,112 61,487
Hikari Tsushin, Inc. 309 81,836
Hoya Corp. 4,872 793,315
ITOCHU Corp. 17,824 1,033,307
Japan Tobacco, Inc. 15,708 547,035
KDDI Corp. 22,881 365,594
Mazda Motor Corp. 8,089 56,288
Mitsubishi Corp. 49,245 1,186,573
Mitsubishi UFJ Financial Group, Inc. 128,810 1,948,183
Common Stocks (continued)
Issuer Shares Value ($)
Mitsui & Co. Ltd. 37,761 931,922
Mizuho Financial Group, Inc. 33,940 1,134,381
MS&AD Insurance Group Holdings, Inc. 16,904 349,590
Nexon Co. Ltd. 5,605 114,607
NH Foods Ltd. 1,104 40,704
Niterra Co. Ltd. 2,112 86,945
Nitto Denko Corp. 9,461 236,686
Nomura Research Institute Ltd. 5,517 215,946
Otsuka Holdings Co. Ltd. 6,058 329,296
SCREEN Holdings Co. Ltd. 1,104 105,237
SCSK Corp. 2,020 74,359
Seiko Epson Corp. 3,952 50,190
Seven & i Holdings Co. Ltd. 28,845 368,110
Shionogi & Co. Ltd. 11,337 189,864
Subaru Corp. 7,905 168,460
Sumitomo Corp. 15,708 457,409
Sumitomo Metal Mining Co. Ltd. 3,308 109,018
Sumitomo Mitsui Financial Group, Inc. 53,013 1,432,561
Sumitomo Rubber Industries Ltd. 2,480 29,121
Suntory Beverage & Food Ltd. 1,815 54,925
T&D Holdings, Inc. 6,511 140,359
Takeda Pharmaceutical Co. Ltd. 22,053 594,503
Tohoku Electric Power Co., Inc. 6,341 43,466
Tokio Marine Holdings, Inc. 24,535 920,849
Toyota Tsusho Corp. 8,825 270,212
Total 17,472,973
Netherlands  1.2%
Koninklijke Ahold Delhaize NV 12,826 525,682
Norway  1.2%
Aker BP ASA 4,382 113,871
Equinor ASA 11,969 286,301
Orkla ASA 10,726 108,883
Total 509,055
Spain  1.2%
Aena SME SA
(a)
9,944 270,292
Telefonica SA 52,631 266,496
Total 536,788
Sweden  7.4%
Assa Abloy AB Class B 13,968 527,819
Axfood AB 1,541 42,046
Castellum AB 4,802 54,558
Essity AB Class B 8,433 231,780
Evolution AB
(a)
1,979 132,427
H & M Hennes & Mauritz AB Class B 6,795 129,064
Hexagon AB Class B 29,659 364,156
Holmen AB Class B 1,228 46,468
Skandinaviska Enskilda Banken AB Class A 21,695 414,588
SSAB AB Class B Series B 8,217 51,159
Swedbank AB Class A 14,140 430,493
Tele2 AB Class B 7,936 125,780
Telefonaktiebolaget LM Ericsson Class B 41,275 416,555
Telia Co. AB 33,341 130,940
Trelleborg AB Class B 2,862 119,847
Total 3,217,680
Switzerland  0.9%
Kuehne + Nagel International AG 675 129,493
Swisscom AG 366 268,772
Total 398,265

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2025
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
United Kingdom  6.4%
Ashtead Group PLC 5,812 387,456
Lloyds Banking Group PLC 842,682 986,259
NatWest Group PLC 114,169 876,008
Standard Chartered PLC 26,411 541,149
Total 2,790,872
United States  12.2%
AP Moller - Maersk A/S Class B 55 113,536
GSK PLC 56,605 1,324,170
Novartis AG 15,683 1,939,397
Common Stocks (continued)
Issuer Shares Value ($)
Shell PLC 52,274 1,955,673
Total 5,332,776
Total Common Stocks
(Cost $39,780,712) 43,286,787
Money Market Funds 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.878%
(b)
58,035 58,035
Total Money Market Funds
(Cost $58,035) 58,035
Total Investments in Securities
(Cost $39,838,747) 43,344,822
Other Assets & Liabilities, Net 261,171
Net Assets 43,605,993
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At
October 31, 2025, the total value of these securities amounted to $402,719, which represents 0.92% of total net assets.
(b) The rate shown is the seven-day current annualized yield at October 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 5
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 773,083 – – 773,083
Belgium 29,325 – – 29,325
Denmark 147,650 – – 147,650
Finland 296,919 – – 296,919
France 3,881,619 – – 3,881,619
Germany 6,045,028 – – 6,045,028
Israel 389,155 – – 389,155
Italy 939,917 – – 939,917
Japan 17,472,973 – – 17,472,973
Netherlands 525,682 – – 525,682
Norway 509,055 – – 509,055
Spain 536,788 – – 536,788
Sweden 3,217,680 – – 3,217,680
Switzerland 398,265 – – 398,265
United Kingdom 2,790,872 – – 2,790,872
United States 5,332,776 – – 5,332,776
Total Common Stocks 43,286,787 – – 43,286,787
Money Market Funds 58,035 – – 58,035
Total Investments in Securities 43,344,822 – – 43,344,822
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2025
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  4.2%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc. 116,070 4,612,622
Media 1.3%
Comcast Corp. Class A 100,660 2,801,871
Fox Corp. Class A 5,729 370,380
Total 3,172,251
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc. 11,583 2,433,009
Total Communication Services 10,217,882
Consumer Discretionary  7.5%
Hotels, Restaurants & Leisure 0.8%
Domino's Pizza, Inc. 929 370,169
Marriott International, Inc. Class A 6,177 1,609,603
Total 1,979,772
Household Durables 0.5%
DR Horton, Inc. 7,246 1,080,234
Specialty Retail 6.2%
Home Depot, Inc. (The) 26,417 10,027,629
Lowe's Cos., Inc. 15,418 3,671,488
Ross Stores, Inc. 8,809 1,399,926
Total 15,099,043
Total Consumer Discretionary 18,159,049
Consumer Staples  11.0%
Beverages 2.5%
Constellation Brands, Inc. Class A 4,284 562,832
PepsiCo, Inc. 37,580 5,490,062
Total 6,052,894
Consumer Staples Distribution & Retail 1.4%
Kroger Co. (The) 18,067 1,149,603
Sysco Corp. 13,322 989,558
Target Corp. 12,482 1,157,331
Total 3,296,492
Food Products 1.7%
Archer-Daniels-Midland Co. 13,140 795,364
General Mills, Inc. 14,881 693,604
Hershey Co. (The) 4,002 678,859
Mondelez International, Inc. Class A 35,572 2,043,967
Total 4,211,794
Household Products 5.4%
Church & Dwight Co., Inc. 6,694 586,997
Colgate-Palmolive Co. 22,221 1,712,128
Kimberly-Clark Corp. 9,120 1,091,755
Procter & Gamble Co. (The) 64,473 9,694,805
Total 13,085,685
Total Consumer Staples 26,646,865
Energy  13.1%
Energy Equipment & Services 0.6%
SLB Ltd. 41,243 1,487,223
Oil, Gas & Consumable Fuels 12.5%
Chevron Corp. 56,060 8,841,783
ConocoPhillips 34,367 3,053,852
EOG Resources, Inc. 15,003 1,587,917
Exxon Mobil Corp. 96,732 11,062,272
Marathon Petroleum Corp. 8,351 1,627,693
Occidental Petroleum Corp. 27,015 1,113,018
Phillips 66 11,116 1,513,332
Common Stocks (continued)
Issuer Shares Value ($)
Valero Energy Corp. 8,510 1,442,956
Total 30,242,823
Total Energy 31,730,046
Financials  26.5%
Banks 15.4%
Bank of America Corp. 203,616 10,883,275
Citigroup, Inc. 50,549 5,117,075
JPMorgan Chase & Co. 35,354 10,999,336
M&T Bank Corp. 4,286 788,067
PNC Financial Services Group, Inc. (The) 10,801 1,971,723
Wells Fargo & Co. 88,076 7,659,970
Total 37,419,446
Capital Markets 4.3%
Bank of New York Mellon Corp. (The) 19,375 2,091,144
Goldman Sachs Group, Inc. (The) 8,292 6,545,456
Raymond James Financial, Inc. 4,944 784,464
State Street Corp. 7,769 898,563
Total 10,319,627
Consumer Finance 3.2%
American Express Co. 19,142 6,905,094
Synchrony Financial 10,200 758,676
Total 7,663,770
Insurance 3.6%
Aflac, Inc. 13,204 1,415,337
American International Group, Inc. 15,212 1,201,139
Cincinnati Financial Corp. 4,225 653,143
Hartford Financial Services Group, Inc.
(The) 7,714 957,924
Marsh & McLennan Cos., Inc. 13,529 2,410,191
Principal Financial Group, Inc. 6,090 511,804
Travelers Cos., Inc. (The) 6,174 1,658,460
Total 8,807,998
Total Financials 64,210,841
Health Care  5.8%
Health Care Providers & Services 5.8%
Cardinal Health, Inc. 6,559 1,251,260
Cigna Group (The) 7,241 1,769,773
Elevance Health, Inc. 6,191 1,963,785
Quest Diagnostics, Inc. 3,064 539,111
UnitedHealth Group, Inc. 24,874 8,495,964
Total 14,019,893
Total Health Care 14,019,893
Industrials  13.6%
Aerospace & Defense 3.9%
General Dynamics Corp. 7,364 2,539,843
L3Harris Technologies, Inc. 5,136 1,484,818
Lockheed Martin Corp. 6,425 3,160,329
Northrop Grumman Corp. 3,935 2,295,876
Total 9,480,866
Air Freight & Logistics 0.8%
Expeditors International of Washington,
Inc. 3,712 452,493
FedEx Corp. 5,943 1,508,452
Total 1,960,945
Commercial Services & Supplies 0.5%
Republic Services, Inc. 5,561 1,158,023
Machinery 6.5%
Caterpillar, Inc. 12,875 7,432,223
Cummins, Inc. 3,736 1,635,172

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 7
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Deere & Co. 6,906 3,188,017
Illinois Tool Works, Inc. 7,999 1,951,116
Otis Worldwide Corp. 10,798 1,001,622
Snap-on, Inc. 1,405 471,448
Total 15,679,598
Passenger Airlines 0.4%
Delta Air Lines, Inc. 17,916 1,028,020
Professional Services 1.5%
Automatic Data Processing, Inc. 11,140 2,899,742
Broadridge Financial Solutions, Inc. 3,208 707,043
Total 3,606,785
Total Industrials 32,914,237
Information Technology  10.5%
Electronic Equipment, Instruments & Components 0.2%
CDW Corp. 3,594 572,776
IT Services 3.8%
Amdocs Ltd. 3,048 256,824
Cognizant Technology Solutions Corp.
Class A 13,395 976,228
International Business Machines Corp. 25,630 7,878,918
Total 9,111,970
Semiconductors & Semiconductor Equipment 5.6%
Analog Devices, Inc. 13,628 3,190,724
Applied Materials, Inc. 22,045 5,138,690
QUALCOMM, Inc. 29,687 5,370,378
Total 13,699,792
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc. Class C 8,539 1,383,403
HP, Inc. 25,816 714,329
Total 2,097,732
Total Information Technology 25,482,270
Materials  1.2%
Chemicals 0.7%
DuPont de Nemours, Inc. 11,501 939,056
PPG Industries, Inc. 6,205 606,539
Total 1,545,595
Containers & Packaging 0.4%
International Paper Co. 14,398 556,339
Packaging Corp. of America 2,420 473,739
Total 1,030,078
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 0.1%
Southern Copper Corp. 2,265 314,382
Total Materials 2,890,055
Utilities  5.5%
Electric Utilities 2.3%
American Electric Power Co., Inc. 14,686 1,766,138
Edison International 10,583 586,087
Eversource Energy 10,193 752,345
Exelon Corp. 27,795 1,281,905
Xcel Energy, Inc. 16,253 1,319,256
Total 5,705,731
Gas Utilities 0.3%
Atmos Energy Corp. 4,401 755,740
Multi-Utilities 2.6%
Ameren Corp. 7,417 756,682
Consolidated Edison, Inc. 9,912 965,528
DTE Energy Co. 5,695 771,900
Public Service Enterprise Group, Inc. 13,725 1,105,686
Sempra 17,953 1,650,599
WEC Energy Group, Inc. 8,850 988,811
Total 6,239,206
Water Utilities 0.3%
American Water Works Co., Inc. 5,553 713,172
Total Utilities 13,413,849
Total Common Stocks
(Cost $227,594,842) 239,684,987
Exchange-Traded Equity Funds 0.5%
Issuer Shares Value ($)
Financials  0.5%
Vanguard Financials ETF 9,272 1,182,366
Total Exchange-Traded Equity Funds
(Cost $1,048,618) 1,182,366
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.878%
(a)
1,237,650 1,237,650
Total Money Market Funds
(Cost $1,237,650) 1,237,650
Total Investments in Securities
(Cost $229,881,110) 242,105,003
Other Assets & Liabilities, Net 209,435
Net Assets 242,314,438
(a) The rate shown is the seven-day current annualized yield at October 31, 2025.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2025
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 10,217,882 – – 10,217,882
Consumer Discretionary 18,159,049 – – 18,159,049
Consumer Staples 26,646,865 – – 26,646,865
Energy 31,730,046 – – 31,730,046
Financials 64,210,841 – – 64,210,841
Health Care 14,019,893 – – 14,019,893

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 9
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Industrials 32,914,237 – – 32,914,237
Information Technology 25,482,270 – – 25,482,270
Materials 2,890,055 – – 2,890,055
Utilities 13,413,849 – – 13,413,849
Total Common Stocks 239,684,987 – – 239,684,987
Exchange-Traded Equity Funds 1,182,366 – – 1,182,366
Money Market Funds 1,237,650 – – 1,237,650
Total Investments in Securities 242,105,003 – – 242,105,003
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2025
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $39,838,747 and $229,881,110, respectively) $43,344,822 $242,105,003
Foreign currency (cost $248 and $–) 246 –
Receivable for:
Dividends 207,022 303,416
Reclaims receivable 70,632 –
Investments sold – 4,639,188
Total assets 43,622,722 247,047,607
Liabilities
Payable for:
Investment management fees 16,729 73,276
Capital shares redeemed – 4,659,893
Total liabilities 16,729 4,733,169
Net assets applicable to outstanding capital stock $43,605,993 $242,314,438
Represented by:
Paid-in capital $36,271,802 $233,582,952
Total distributable earnings (loss) 7,334,191 8,731,486
Total - representing net assets applicable to outstanding capital stock $43,605,993 $242,314,438
Shares outstanding 1,150,000 5,200,000
Net asset value per share $37.92 $46.60

STATEMENT OF OPERATIONS
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 11
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Investment Income:
Dividends - unaffiliated issuers $1,394,762 $4,690,968
Foreign taxes withheld (172,430) (2,832)
Total income 1,222,332 4,688,136
Expenses:
Investment management fees 159,151 631,381
Total expenses 159,151 631,381
Net Investment Income 1,063,181 4,056,755
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 3,595,675 (3,698,936)
In-kind transactions - unaffiliated issuers 1,282,601 8,565,650
Foreign currency translations (63,019) –
Net realized gain 4,815,257 4,866,714
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 3,313,599 3,515,583
Foreign currency translations 892 –
Net change in unrealized appreciation 3,314,491 3,515,583
Net realized and unrealized gain 8,129,748 8,382,297
Net Increase in net assets resulting from operations $9,192,929 $12,439,052

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2025
Columbia International Equity Income
ETF Columbia U.S. Equity Income ETF
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income $1,063,181 $408,892 $4,056,755 $1,384,215
Net realized gain 4,815,257 942,628 4,866,714 4,758,223
Net change in unrealized appreciation 3,314,491 253,485 3,515,583 7,295,415
Net increase in net assets resulting from operations 9,192,929 1,605,005 12,439,052 13,437,853
Distributions to shareholders
Net investment income and net realized gains (1,191,239) (301,656) (6,576,539) (1,279,098)
Shareholder transactions
Proceeds from shares sold 18,573,949 18,421,780 203,564,883 51,625,885
Cost of shares redeemed (9,124,346) – (66,579,028) (8,300,690)
Net increase in net assets resulting from shareholder
transactions 9,449,603 18,421,780 136,985,855 43,325,195
Increase in net assets 17,451,293 19,725,129 142,848,368 55,483,950
Net Assets:
Net assets beginning of year 26,154,700 6,429,571 99,466,070 43,982,120
Net assets at end of year $43,605,993 $26,154,700 $242,314,438 $99,466,070
Capital stock activity
Shares outstanding, beginning of year 850,000 250,000 2,150,000 1,200,000
Shares sold 550,000 600,000 4,500,000 1,150,000
Shares redeemed (250,000) – (1,450,000) (200,000)
Shares outstanding, end of year 1,150,000 850,000 5,200,000 2,150,000

FINANCIAL HIGHLIGHTS
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 13
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $30.77 $25.72 $21.99 $26.94 $21.08
Income (loss) from investment operations:
Net investment income 1.01 0.85 0.82 0.90 0.82
Net realized and unrealized gain (loss) 7.34 4.84 3.73 (4.85) 5.83
Total from investment operations 8.35 5.69 4.55 (3.95) 6.65
Less distributions to shareholders:
Net investment income (0.84) (0.64) (0.82) (1.00) (0.79)
Net realized gains (0.36) – – – –
Total distribution to shareholders (1.20) (0.64) (0.82) (1.00) (0.79)
Net asset value, end of year $37.92 $30.77 $25.72 $21.99 $26.94
Total Return at NAV 27.87% 22.26% 20.70% (14.97)% 31.60%
Total Return at Market Price 28.07% 21.20% 21.46% (15.76)% 32.24%
Ratios to average net assets:
Total gross expenses
(a)
0.45% 0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
Total net expenses
(a)(d)
0.45% 0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
Net investment income 3.01% 2.81% 3.14% 3.60% 3.07%
Supplemental data
Net assets, end of
year
(in thousands) $43,606 $26,155 $6,430 $5,497 $5,389
Portfolio turnover 139% 92% 156% 177% 90%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Active ETFs | 2025
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $46.26 $36.65 $36.28 $36.97 $25.42
Income (loss) from investment operations:
Net investment income 1.01 0.98 0.97 1.00 0.86
Net realized and unrealized gain (loss) 1.31 9.53 0.38 (0.57)
(a)
11.53
Total from investment operations 2.32 10.51 1.35 0.43 12.39
Less distributions to shareholders:
Net investment income (0.94) (0.90) (0.98) (0.88) (0.84)
Net realized gains (1.04) – – (0.24) –
Total distribution to shareholders (1.98) (0.90) (0.98) (1.12) (0.84)
Net asset value, end of year $46.60 $46.26 $36.65 $36.28 $36.97
Total Return at NAV 5.27% 28.84% 3.72% 1.22% 49.08%
Total Return at Market Price 5.09% 29.14% 3.29% 1.27% 50.13%
Ratios to average net assets:
Total gross expenses
(b)
0.35% 0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35%
Total net expenses
(b)(d )
0.35% 0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35%
Net investment income 2.25% 2.25% 2.57% 2.73% 2.55%
Supplemental data
Net assets, end of
year
(in thousands) $242,314 $99,466 $43,982 $39,911 $5,545
Portfolio turnover 53% 42% 90% 167% 77%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain
(loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
Active ETFs | 2025 15
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF. Each Fund is
diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York
Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic
280) –Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
16 Active ETFs | 2025
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually.
These distributions are allocated to dividend income, capital gain and return of capital based on actual information

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETFs | 2025 17
reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment
Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The
Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
18 Active ETFs | 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2026 for Columbia International Equity Income ETF, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect
Fund
Effective investment
management
fee rate (%)
Columbia International Equity Income ETF 0.45
Columbia U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETFs | 2025 19
to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.45% as a percentage of the Fund’s average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, re-characterization of distributions from investments, reversal of capital gains (losses) on a redemption-in-kind, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. .
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia International Equity Income ETF 113,964 (1,382,183) 1,268,219
Columbia U.S. Equity Income ETF (16,021) (8,516,499) 8,532,520
Year Ended October 31, 2025 Year Ended October 31, 2024
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia International Equity Income ETF 1,191,239 - 1,191,239 301,656 - 301,656
Columbia U.S. Equity Income ETF 5,618,975 957,564 6,576,539 1,279,098 - 1,279,098
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 2,864,266 1,007,404 - 3,468,178
Columbia U.S. Equity Income ETF 392,795 - (3,826,523) 12,165,214
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 39,876,644 4,499,797 (1,031,619) 3,468,178
Columbia U.S. Equity Income ETF 229,939,789 20,833,115 (8,667,901) 12,165,214

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
20 Active ETFs | 2025
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.,
Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the
Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after
Fund
No expiration short-
term ($)
No expiration long-
term ($) Total ($) Utilized ($)
Columbia International Equity Income ETF - - - -
Columbia U.S. Equity Income ETF (3,826,523) - (3,826,523) -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International Equity Income ETF 50,311,210 48,813,006
Columbia U.S. Equity Income ETF 97,039,005 100,204,471
Funds Contributions ($)
Columbia International Equity Income ETF 16,669,621
Columbia U.S. Equity Income ETF 202,714,056
Funds Cost basis ($)
Proceeds from sales
($)
Net realized
gain (loss) ($)
Columbia International Equity Income ETF 7,756,655 9,039,256 1,282,601
Columbia U.S. Equity Income ETF 57,627,768 66,193,418 8,565,650

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETFs | 2025 21
the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the
Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23,
2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by
JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the Fund’s respective Prospectus and Statement of
Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Funds approved a custody agreement with State Street Bank and Trust Company
(State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Funds, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
22 Active ETFs | 2025
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Active ETFs | 2025 23
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia International Equity Income ETF and
Columbia U.S. Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
24 Active ETFs | 2025
The Funds hereby designate the following tax attributes for the ﬁscal year ended
October 31, 2025
. Shareholders will be
notiﬁed in early 2026 of the amounts for use in preparing
2025
income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia International Equity Income ETF 0.53% 41.11%
Columbia U.S. Equity Income ETF 81.31% 81.83%
Columbia International Equity Income ETF
Foreign Taxes Paid $172,429
Foreign Taxes Paid Per Share 0.15
Foreign Source Income 1,385,970
Foreign Source Income Per Share 1.21
Fund
Columbia International Equity Income ETF $1,057,773
Columbia U.S. Equity Income ETF 0

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Active ETFs | 2025 25
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia International Equity Income ETF and Columbia U.S. Equity
Income ETF (each, a Fund, and together, the Funds). Under an investment management services agreement (the IMS
Agreement), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement for each Fund.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement for each Fund. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement for each Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
26 Active ETFs | 2025
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and each Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks and, (iii) the net assets of the Funds. The Board observed that each Fund’s performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement for each
Fund.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETFs | 2025 27
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that Columbia International Equity Income ETF’s total expense ratio
(after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. The Board took into account that Columbia U.S. Equity Income ETF’s total expense ratio was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement for each Fund.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN271_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Diversified Fixed Income Allocation ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 21
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 30
Approval of Investment Management Services Agreement 31

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Corporate Bonds 44.4%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
300,000 309,272
Boeing Co. (The)
6.528%, 05/01/34 530,000 586,472
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 366,951
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 253,563
RTX Corp.
5.150%, 02/27/33 400,000 414,698
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
274,000 287,887
Textron, Inc.
6.100%, 11/15/33 100,000 108,138
TransDigm , Inc.
6.375%, 03/01/29
(a)
550,000 564,775
6.625%, 03/01/32
(a)
1,000,000 1,033,941
Total 3,925,697
Airlines 0.7%
American Airlines, Inc.
8.500%, 05/15/29
(a)
250,000 260,789
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
128,333 128,551
5.750%, 04/20/29
(a)
1,028,000 1,035,412
Avianca Midco 2 PLC
9.625%, 02/14/30
(a)
700,000 693,999
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
696,000 683,903
Total 2,802,654
Apartment REIT 0.2%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 258,169
Essex Portfolio LP
5.500%, 04/01/34 100,000 104,073
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 310,000 268,532
4.950%, 01/15/33 100,000 100,478
Total 731,252
Automotive 1.2%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 188,250
American Axle & Manufacturing, Inc.
6.375%, 10/15/32
(a)
300,000 301,125
7.750%, 10/15/33
(a)
550,000 550,797
Clarios Global LP / Clarios US Finance Co.
6.750%, 02/15/30
(a)
300,000 311,402
Ford Motor Credit Co. LLC
6.125%, 03/08/34 300,000 303,176
7.122%, 11/07/33 100,000 107,544
General Motors Financial Co., Inc.
5.950%, 04/04/34 100,000 104,677
6.100%, 01/07/34 500,000 528,282
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 286,000 272,111
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
250,000 261,615
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Nissan Motor Co. Ltd.
4.810%, 09/17/30
(a)
701,000 656,328
8.125%, 07/17/35
(a)
250,000 265,861
Tenneco, Inc.
8.000%, 11/17/28
(a)
711,000 709,414
ZF North America Capital, Inc.
7.500%, 03/24/31
(a)
600,000 572,399
Total 5,132,981
Banking 1.6%
Ally Financial, Inc.
6.184%, (SOFRRATE + 2.290%),
07/26/35
(b)
240,000 248,139
American Express Co.
5.625%, (SOFRRATE + 1.930%),
07/28/34
(b)
123,000 128,958
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
400,000 425,703
Banco Santander SA
6.350%, 03/14/34 200,000 215,115
6.921%, 08/08/33 200,000 221,960
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
500,000 538,153
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
246,000 257,844
6.377%, (SOFRRATE + 2.860%),
06/08/34
(b)
250,000 270,565
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
250,000 259,729
6.020%, (SOFRRATE + 1.830%),
01/24/36
(b)
244,000 255,332
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
350,000 371,724
Citizens Financial Group, Inc.
6.645%, (SOFRRATE + 2.325%),
04/25/35
(b)
300,000 328,650
Deutsche Bank AG/New York NY
5.403%, (SOFRRATE + 2.050%),
09/11/35
(b)
200,000 203,377
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
200,000 219,294
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(b)
300,000 313,695
HSBC Holdings PLC
6.547%, (SOFRRATE + 2.980%),
06/20/34
(b)
500,000 541,151
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
194,000 166,306
Huntington Bancshares, Inc./OH
6.141%, (US 5 Year CMT T-Note +
1.700%), 11/18/39
(b)
200,000 207,042
KeyBank NA/Cleveland OH
5.000%, 01/26/33 250,000 251,380

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Lloyds Banking Group PLC
6.068%, (US 1 Year CMT T-Note +
1.600%), 06/13/36
(b)
200,000 209,421
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
275,000 275,491
Morgan Stanley
5.942%, (US 5 Year CMT T-Note +
1.800%), 02/07/39
(b)
250,000 262,328
5.948%, (US 5 Year CMT T-Note +
2.430%), 01/19/38
(b)
250,000 262,385
Regions Financial Corp.
5.502%, (SOFRRATE + 2.060%),
09/06/35
(b)
100,000 102,406
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
125,000 132,751
Total 6,668,899
Brokerage/Asset Managers/Exchanges 0.8%
Blue Owl Finance LLC
6.250%, 04/18/34 200,000 207,536
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
355,000 338,370
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
300,000 309,468
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
500,000 508,819
6.750%, 05/01/33
(a)
500,000 521,329
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
400,000 378,821
Jefferies Financial Group, Inc.
6.200%, 04/14/34 200,000 209,879
LPL Holdings, Inc.
5.650%, 03/15/35 122,000 124,317
Nasdaq, Inc.
5.550%, 02/15/34 200,000 209,647
Nomura Holdings, Inc.
5.783%, 07/03/34 200,000 211,930
TPG Operating Group II LP
5.875%, 03/05/34 250,000 262,562
Total 3,282,678
Building Materials 1.3%
Amrize Finance US LLC
5.400%, 04/07/35
(a)
100,000 103,213
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
215,000 203,571
6.375%, 03/01/34
(a)
450,000 466,128
Carlisle Cos., Inc.
5.550%, 09/15/40 200,000 202,884
CRH America Finance, Inc.
5.500%, 01/09/35 250,000 260,808
Martin Marietta Materials, Inc.
5.150%, 12/01/34 100,000 102,272
Owens Corning
5.700%, 06/15/34 200,000 210,255
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
450,000 467,130
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.750%, 03/01/33
(a)
1,400,000 1,455,909
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
750,000 777,955
Standard Building Solutions, Inc.
6.250%, 08/01/33
(a)
450,000 459,475
6.500%, 08/15/32
(a)
500,000 514,267
Vulcan Materials Co.
5.350%, 12/01/34 100,000 103,308
Total 5,327,175
Cable and Satellite 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 01/15/34
(a)
1,250,000 1,050,118
4.500%, 05/01/32 600,000 533,827
Charter Communications Operating LLC / Charter Communications
Operating Capital
5.850%, 12/01/35 250,000 248,971
6.550%, 06/01/34 150,000 157,856
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 752,255
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.000%, 02/15/31
(a)
700,000 699,986
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
365,000 348,463
VZ Secured Financing BV
5.000%, 01/15/32
(a)
465,000 422,854
Total 4,214,330
Chemicals 0.7%
Celanese US Holdings LLC
6.750%, 04/15/33 650,000 640,521
6.879%, 07/15/32 200,000 200,912
Cerdia Finanz GmbH
9.375%, 10/03/31
(a)
200,000 209,028
Dow Chemical Co. (The)
5.150%, 02/15/34 161,000 161,389
Eastman Chemical Co.
5.625%, 02/20/34 300,000 309,302
LYB International Finance III LLC
2.250%, 10/01/30 100,000 89,342
Nutrien Ltd.
5.400%, 06/21/34 75,000 77,416
Qnity Electronics, Inc.
5.750%, 08/15/32
(a)
250,000 254,294
Sherwin-Williams Co. (The)
5.150%, 08/15/35 200,000 203,553
Solstice Advanced Materials, Inc.
5.625%, 09/30/33
(a)
500,000 499,505
Tronox , Inc.
4.625%, 03/15/29
(a)
550,000 338,328
Total 2,983,590
Construction Machinery 0.6%
Herc Holdings, Inc.
7.250%, 06/15/33
(a)
890,000 938,581
Hertz Corp. (The)
12.625%, 07/15/29
(a)
450,000 445,856
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
699,000 696,199

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
United Rentals North America, Inc.
3.875%, 02/15/31 325,000 308,047
Total 2,388,683
Consumer Cyclical Services 0.4%
ADT Security Corp (The)
5.875%, 10/15/33
(a)
300,000 304,228
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
292,000 282,866
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
300,000 293,234
CBRE Services, Inc.
5.950%, 08/15/34 250,000 267,029
Expedia Group, Inc.
5.400%, 02/15/35 119,000 121,922
Uber Technologies, Inc.
4.800%, 09/15/34 200,000 200,061
4.800%, 09/15/35 150,000 148,899
Total 1,618,239
Consumer Products 0.2%
Newell Brands, Inc.
8.500%, 06/01/28
(a)
375,000 385,900
Opal Bidco SAS
6.500%, 03/31/32
(a)
350,000 360,556
Total 746,456
Diversified Manufacturing 0.9%
Carrier Global Corp.
5.900%, 03/15/34 223,000 240,034
Chart Industries, Inc.
7.500%, 01/01/30
(a)
305,000 317,984
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,130,477
Ingersoll Rand, Inc.
5.450%, 06/15/34 150,000 156,158
5.700%, 08/14/33 250,000 265,617
Otis Worldwide Corp.
5.131%, 09/04/35 140,000 142,104
Regal Rexnord Corp.
6.400%, 04/15/33 200,000 214,192
Trane Technologies Financing Ltd.
5.100%, 06/13/34 250,000 257,007
Vertiv Group Corp.
4.125%, 11/15/28
(a)
400,000 394,085
WESCO Distribution, Inc.
6.625%, 03/15/32
(a)
500,000 522,549
Westinghouse Air Brake Technologies Corp.
5.500%, 05/29/35 200,000 207,683
Total 3,847,890
Electric 2.9%
AES Corp (The)
7.600%, (US 5 Year CMT T-Note +
3.201%), 01/15/55
(b)
250,000 254,618
AES Corp. (The)
2.450%, 01/15/31 245,000 221,885
Alliant Energy Corp.
5.750%, (US 5 Year CMT T-Note +
2.077%), 04/01/56
(b)
150,000 150,626
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Alpha Generation LLC
6.750%, 10/15/32
(a)
350,000 359,741
American Electric Power Co., Inc.
5.625%, 03/01/33 150,000 157,874
Series D, 6.050%, (US 5 Year CMT
T-Note + 1.940%), 03/15/56
(b)
100,000 101,330
Arizona Public Service Co.
5.700%, 08/15/34 192,000 201,817
Black Hills Corp.
6.000%, 01/15/35 108,000 114,875
Calpine Corp.
5.000%, 02/01/31
(a)
250,000 250,284
5.125%, 03/15/28
(a)
220,000 219,993
CenterPoint Energy, Inc.
Series B, 6.850%, (US 5 Year CMT
T-Note + 2.946%), 02/15/55
(b)
118,000 126,279
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
535,000 495,758
CMS Energy Corp.
6.500%, (US 5 Year CMT T-Note +
1.961%), 06/01/55
(b)
119,000 123,934
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 272,002
Dominion Energy, Inc.
5.375%, 11/15/32 390,000 405,599
DTE Energy Co.
5.850%, 06/01/34 240,000 255,581
Duke Energy Corp.
2.450%, 06/01/30 481,000 444,196
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 167,196
Exelon Corp.
5.300%, 03/15/33 250,000 259,817
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 529,948
National Grid PLC
5.418%, 01/11/34 350,000 363,468
NextEra Energy Capital Holdings, Inc.
6.375%, (US 5 Year CMT T-Note +
2.053%), 08/15/55
(b)
250,000 260,826
NRG Energy, Inc.
5.750%, 01/15/34
(a)
500,000 503,280
6.000%, 01/15/36
(a)
500,000 508,431
Pacific Gas and Electric Co.
2.500%, 02/01/31 296,000 264,762
4.550%, 07/01/30 165,000 163,784
PacifiCorp
7.375%, (US 5 Year CMT T-Note +
3.319%), 09/15/55
(b)
250,000 262,750
PG&E Corp.
5.000%, 07/01/28 135,000 133,968
7.375%, (US 5 Year CMT T-Note +
3.883%), 03/15/55
(b)
250,000 257,293
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 110,000 96,697

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Sierra Pacific Power Co.
6.200%, (US 5 Year CMT T-Note +
2.549%), 12/15/55
(b)
150,000 150,139
Southern Co. (The)
Series A, 3.700%, 04/30/30 189,000 184,703
5.700%, 03/15/34 200,000 211,160
Series 2025, 6.375%, (US 5 Year
CMT T-Note + 2.069%), 03/15/55
(b)
175,000 187,314
Talen Energy Supply LLC
6.500%, 02/01/36
(a)
250,000 258,830
8.625%, 06/01/30
(a)
550,000 583,681
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
868,000 868,335
VoltaGrid LLC
7.375%, 11/01/30
(a)( e)
750,000 762,713
Xcel Energy, Inc.
2.600%, 12/01/29 241,000 225,561
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31
(a)
130,000 136,058
8.625%, 03/15/33
(a)
500,000 524,316
Total 12,021,422
Environmental 0.1%
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
525,000 548,522
Finance Companies 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 280,000 258,588
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 163,807
Apollo Debt Solutions BDC
6.550%, 03/15/32
(a)
250,000 259,854
Ares Capital Corp.
Series ., 5.800%, 03/08/32 300,000 302,880
Ares Strategic Income Fund
5.150%, 01/15/31
(a)
200,000 196,116
6.200%, 03/21/32 89,000 90,948
Blackstone Private Credit Fund
6.000%, 11/22/34 350,000 354,936
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30
(a)
300,000 302,926
Freedom Mortgage Holdings LLC
9.250%, 02/01/29
(a)
300,000 315,062
FTAI Aviation Investors LLC
5.500%, 05/01/28
(a)
298,000 298,090
GATX Corp.
5.500%, 06/15/35 100,000 102,706
6.050%, 03/15/34 50,000 53,420
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
329,000 338,266
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 392,848
OneMain Finance Corp.
4.000%, 09/15/30 772,000 717,837
PennyMac Financial Services, Inc.
6.875%, 02/15/33
(a)
505,000 522,765
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
150,000 154,822
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.375%, 08/01/33
(a)
750,000 782,042
7.125%, 02/01/32
(a)
361,000 378,783
UWM Holdings LLC
6.250%, 03/15/31
(a)
300,000 299,592
Total 6,286,288
Food and Beverage 1.5%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 206,274
Bunge Ltd. Finance Corp.
5.150%, 08/04/35 200,000 202,615
Conagra Brands, Inc.
5.750%, 08/01/35 100,000 102,284
Constellation Brands, Inc.
4.900%, 05/01/33 125,000 125,850
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
415,000 419,669
General Mills, Inc.
4.950%, 03/29/33 250,000 253,585
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 271,087
Jbs USA Holding Lux Sarl / Jbs USA Food Co./ Jbs Lux Co. Sarl
6.750%, 03/15/34 350,000 386,196
Keurig Dr Pepper, Inc.
5.300%, 03/15/34 300,000 305,066
Kraft Heinz Foods Co.
5.400%, 03/15/35 301,000 308,264
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
389,000 375,610
McCormick & Co., Inc./MD
4.700%, 10/15/34 100,000 98,242
Mondelez International, Inc.
5.125%, 05/06/35 100,000 102,196
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
295,000 287,879
6.125%, 09/15/32
(a)
534,000 548,368
Pilgrim's Pride Corp.
6.250%, 07/01/33 250,000 266,590
Post Holdings, Inc.
6.375%, 03/01/33
(a)
800,000 812,358
SYSCO Corp.
5.400%, 03/23/35 100,000 103,435
The Campbell's Company
5.400%, 03/21/34 250,000 256,270
Tyson Foods, Inc.
5.700%, 03/15/34 100,000 105,129
US Foods, Inc.
4.750%, 02/15/29
(a)
260,000 257,300
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/31
(a)
405,000 406,570
Total 6,200,837
Gaming 1.2%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
393,000 378,524
Caesars Entertainment, Inc.
6.500%, 02/15/32
(a)
250,000 252,113
7.000%, 02/15/30
(a)
993,000 1,022,204

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
400,000 400,701
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 300,000 324,133
Las Vegas Sands Corp.
6.200%, 08/15/34 60,000 63,001
Light & Wonder International, Inc.
6.250%, 10/01/33
(a)
250,000 249,136
MGM Resorts International
6.125%, 09/15/29 265,000 269,787
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
446,000 426,690
VICI Properties LP
5.125%, 05/15/32 169,000 170,335
5.625%, 04/01/35 100,000 101,823
Voyager Parent LLC
9.250%, 07/01/32
(a)
550,000 576,998
Wynn Macau Ltd.
5.625%, 08/26/28
(a)
400,000 399,078
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 397,040
Total 5,031,563
Health Care 2.5%
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
517,000 540,265
Cencora , Inc.
5.125%, 02/15/34 242,000 248,218
Cigna Group (The)
5.250%, 02/15/34 250,000 257,086
5.250%, 01/15/36 120,000 121,845
CVS Health Corp.
5.250%, 02/21/33 450,000 462,325
DaVita, Inc.
3.750%, 02/15/31
(a)
246,000 226,030
6.875%, 09/01/32
(a)
500,000 518,059
GE HealthCare Technologies, Inc.
5.500%, 06/15/35 140,000 145,032
5.905%, 11/22/32 275,000 295,768
Global Medical Response, Inc.
7.375%, 10/01/32
(a)
250,000 261,648
HCA, Inc.
5.500%, 06/01/33 510,000 531,039
IQVIA, Inc.
6.250%, 06/01/32
(a)
500,000 520,401
Laboratory Corp. of America Holdings
4.800%, 10/01/34 250,000 247,573
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 411,197
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,735,072
5.250%, 10/01/29
(a)
515,000 512,846
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
620,000 652,414
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 252,397
Solventum Corp.
5.600%, 03/23/34 401,000 417,056
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Star Parent, Inc.
9.000%, 10/01/30
(a)
360,000 384,410
Stryker Corp.
5.200%, 02/10/35 262,000 269,936
Tenet Healthcare Corp.
4.375%, 01/15/30 500,000 488,007
6.125%, 06/15/30 645,000 656,819
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34 156,000 159,739
Total 10,315,182
Healthcare Insurance 0.2%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 220,867
5.200%, 02/15/35 100,000 101,962
Humana, Inc.
2.150%, 02/03/32 58,000 49,949
5.950%, 03/15/34 250,000 263,307
Total 636,085
Healthcare REIT 0.1%
DOC DR LLC
2.625%, 11/01/31 130,000 115,878
Healthpeak OP LLC
5.375%, 02/15/35 100,000 102,287
Ventas Realty LP
5.000%, 01/15/35 128,000 128,115
Total 346,280
Home Construction 0.1%
Millrose Properties, Inc.
6.375%, 08/01/30
(a)
350,000 354,980
Independent Energy 1.4%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, 10/01/29
(a)
300,000 311,309
California Resources Corp.
8.250%, 06/15/29
(a)
269,000 279,782
Canadian Natural Resources Ltd.
5.400%, 12/15/34
(a)
100,000 101,958
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 299,504
8.750%, 07/01/31
(a)
694,000 713,085
Coterra Energy, Inc.
5.400%, 02/15/35 250,000 251,811
Devon Energy Corp.
5.200%, 09/15/34 200,000 198,807
Diamondback Energy, Inc.
6.250%, 03/15/33 385,000 414,611
EQT Corp
4.750%, 01/15/31 236,000 236,267
Expand Energy Corp.
5.700%, 01/15/35 170,000 175,014
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/35
(a)
500,000 481,250
Matador Resources Co.
6.500%, 04/15/32
(a)
270,000 272,400
Occidental Petroleum Corp.
5.550%, 10/01/34 325,000 329,229
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 763,695

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Viper Energy Partners LLC
5.700%, 08/01/35 200,000 203,717
Vital Energy, Inc.
7.875%, 04/15/32
(a)
399,000 377,668
Woodside Finance Ltd.
5.100%, 09/12/34 140,000 138,757
6.000%, 05/19/35 175,000 182,973
Total 5,731,837
Leisure 0.6%
Carnival Corp.
5.750%, 08/01/32
(a)
1,425,000 1,464,037
6.000%, 05/01/29
(a)
250,000 253,750
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36 200,000 201,310
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
250,000 253,560
Viking Cruises Ltd.
5.875%, 10/15/33
(a)
500,000 507,665
Total 2,680,322
Life Insurance 0.4%
American National Group, Inc.
6.000%, 07/15/35 150,000 152,512
Athene Holding Ltd.
5.875%, 01/15/34 375,000 389,295
CNO Financial Group, Inc.
6.450%, 06/15/34 83,000 87,899
Corebridge Financial, Inc.
3.900%, 04/05/32 300,000 285,315
Equitable Holdings, Inc.
6.700%, (US 5 Year CMT T-Note +
2.390%), 03/28/55
(b)
113,000 118,540
MetLife, Inc.
Series G, 6.350%, (US 5 Year CMT
T-Note + 2.078%), 03/15/55
(b)
118,000 125,319
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
200,000 199,656
Reinsurance Group of America, Inc.
5.750%, 09/15/34 100,000 104,226
6.650%, (US 5 Year CMT T-Note +
2.392%), 09/15/55
(b)
95,000 99,366
Total 1,562,128
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
993,000 915,845
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower
Esc
6.625%, 01/15/32
(a)
630,000 639,824
Hyatt Hotels Corp.
5.750%, 03/30/32 163,000 170,074
Marriott International, Inc.
5.300%, 05/15/34 200,000 205,304
Marriott International, Inc./MD
5.500%, 04/15/37 200,000 205,170
Total 2,136,217
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Media and Entertainment 1.8%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
250,000 262,550
AppLovin Corp.
5.500%, 12/01/34 250,000 256,979
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
250,000 257,803
7.500%, 03/15/33
(a)
550,000 575,615
Fox Corp.
6.500%, 10/13/33 250,000 274,484
Gray Media, Inc.
10.500%, 07/15/29
(a)
460,000 495,432
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
350,000 349,325
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 295,751
ROBLOX Corp.
3.875%, 05/01/30
(a)
349,000 334,015
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
490,000 502,587
Sinclair Television Group, Inc.
8.125%, 02/15/33
(a)
450,000 459,122
Snap, Inc.
6.875%, 03/01/33
(a)
500,000 511,829
Stagwell Global LLC
5.625%, 08/15/29
(a)
400,000 381,100
Univision Communications, Inc.
4.500%, 05/01/29
(a)
554,000 520,834
9.375%, 08/01/32
(a)
500,000 527,719
Versant Media Group, Inc.
7.250%, 01/30/31
(a)
300,000 305,907
Warnermedia Holdings, Inc.
4.054%, 03/15/29 425,000 412,845
4.279%, 03/15/32 993,000 910,389
Total 7,634,286
Media Cable 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
569,000 568,636
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,088,000 1,057,679
Total 1,626,315
Metals and Mining 0.7%
ArcelorMittal SA
6.800%, 11/29/32 250,000 278,595
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
250,000 256,882
7.000%, 03/15/32
(a)
545,000 557,235
Fortescue Treasury Pty Ltd.
4.375%, 04/01/31
(a)
332,000 321,502
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
300,000 314,621
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 104,450
Steel Dynamics, Inc.
5.250%, 05/15/35 245,000 250,896

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 396,864
Vallourec SACA
7.500%, 04/15/32
(a)
245,000 260,428
Total 2,741,473
Midstream 3.0%
AltaGas Ltd.
7.200%, (US 5 Year CMT T-Note +
3.573%), 10/15/54
(a),(b)
250,000 257,379
Cheniere Energy Partners LP
5.750%, 08/15/34 200,000 208,031
5.950%, 06/30/33 250,000 263,910
Cheniere Energy, Inc.
5.650%, 04/15/34 205,000 212,283
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
500,000 495,254
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
250,000 260,714
Enbridge, Inc.
5.700%, 03/08/33 500,000 527,253
Energy Transfer LP
6.500%, (US 5 Year CMT T-Note +
2.676%), 02/15/56
(b)
250,000 248,805
6.550%, 12/01/33 440,000 480,827
Kinder Morgan, Inc.
5.400%, 02/01/34 300,000 308,871
Kinetik Holdings LP
5.875%, 06/15/30
(a)
583,000 587,397
6.625%, 12/15/28
(a)
50,000 51,286
MPLX LP
5.400%, 09/15/35 250,000 251,158
5.500%, 06/01/34 150,000 152,921
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
500,000 511,229
8.375%, 02/15/32
(a)
250,000 255,558
ONEOK, Inc.
6.050%, 09/01/33 455,000 482,286
Plains All American Pipeline LP
5.950%, 06/15/35 293,000 305,990
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 250,000 250,869
Summit Midstream Holdings LLC
8.625%, 10/31/29
(a)
285,000 289,993
Sunoco LP
5.625%, 03/15/31
(a)
250,000 250,129
6.250%, 07/01/33
(a)
390,000 398,281
Targa Resources Corp.
6.500%, 03/30/34 300,000 327,458
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
920,000 850,927
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
269,000 277,110
9.500%, 02/01/29
(a)
1,844,000 1,985,419
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34
(a)
750,000 785,628
6.750%, 01/15/36
(a)
575,000 609,202
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Western Midstream Operating LP
5.450%, 11/15/34 200,000 199,433
Williams Cos, Inc.(The)
5.150%, 03/15/34 150,000 152,374
5.600%, 03/15/35 150,000 155,701
Total 12,393,676
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 154,381
5.350%, 07/15/35 150,000 152,962
Sempra
5.500%, 08/01/33 250,000 261,283
Total 568,626
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 226,391
CubeSmart LP
2.000%, 02/15/31 98,000 86,183
Total 312,574
Oil Field Services 0.6%
Crescent Energy Finance LLC
7.375%, 01/15/33
(a)
350,000 330,594
7.625%, 04/01/32
(a)
250,000 242,229
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 362,946
Transocean International Ltd.
8.750%, 02/15/30
(a)
258,750 271,353
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
160,000 165,256
Valaris Ltd.
8.375%, 04/30/30
(a)
329,000 343,090
WBI Operating LLC
6.250%, 10/15/30
(a)
300,000 299,155
Weatherford International Ltd.
6.750%, 10/15/33
(a)
400,000 408,778
Total 2,423,401
Other Financial Institutions 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 169,000 170,634
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
10.000%, 11/15/29
(a)
250,000 250,952
Total 421,586
Other Industry 0.3%
AECOM
6.000%, 08/01/33
(a)
250,000 256,759
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.000%, 05/21/30
(a)
420,000 435,039
Booz Allen Hamilton, Inc.
5.950%, 04/15/35 256,000 265,058
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 263,355
Total 1,220,211
Other REIT 0.2%
Extra Space Storage LP
2.550%, 06/01/31 240,000 216,278
Host Hotels & Resorts LP
5.500%, 04/15/35 200,000 201,733

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
400,000 411,377
Total 829,388
Other Utility 0.0%
American Water Capital Corp.
4.450%, 06/01/32 150,000 149,860
Packaging 0.6%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 261,183
Ball Corp.
2.875%, 08/15/30 200,000 182,889
6.000%, 06/15/29 320,000 327,829
Berry Global, Inc.
5.650%, 01/15/34 160,000 167,084
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
550,000 551,828
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
805,000 807,553
Total 2,298,366
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 150,000 96,989
Smurfit Kappa Treasury ULC
5.438%, 04/03/34 450,000 465,193
Suzano Netherlands BV
5.500%, 01/15/36 200,000 199,155
Veritiv Operating Co.
10.500%, 11/30/30
(a)
315,000 327,945
Total 1,089,282
Pharmaceuticals 1.1%
Amgen, Inc.
5.250%, 03/02/33 652,000 675,065
Biogen, Inc.
5.750%, 05/15/35 100,000 104,897
Cardinal Health, Inc.
5.350%, 11/15/34 250,000 257,331
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
750,000 788,222
Endo Finance Holdings, Inc.
8.500%, 04/15/31
(a)
400,000 423,996
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 356,542
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 570,429
5.125%, 04/30/31
(a)
813,000 624,210
Royalty Pharma PLC
4.450%, 03/25/31 100,000 99,279
5.200%, 09/25/35 100,000 100,261
Takeda Pharmaceutical Co. Ltd.
5.300%, 07/05/34 200,000 206,013
Takeda US Financing, Inc.
5.200%, 07/07/35 200,000 203,531
Total 4,409,776
Property & Casualty 1.5%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, 11/06/30
(a)
350,000 362,355
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
291,000 296,173
7.000%, 01/15/31
(a)
550,000 568,651
Allstate Corp (The)
5.250%, 03/30/33 100,000 103,511
American Financial Group . Inc ,/OH
5.000%, 09/23/35 100,000 98,103
American International Group, Inc.
5.450%, 05/07/35 100,000 104,039
AON North America, Inc.
5.450%, 03/01/34 300,000 312,234
Arthur J Gallagher & Co.
5.150%, 02/15/35 250,000 252,541
Assurant, Inc.
2.650%, 01/15/32 40,000 35,215
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 21,392
5.550%, 06/23/35 250,000 257,498
CNA Financial Corp.
5.125%, 02/15/34 250,000 251,252
Fairfax Financial Holdings Ltd.
6.000%, 12/07/33 200,000 212,645
Fidelity National Financial, Inc.
3.400%, 06/15/30 8,000 7,603
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
550,000 566,565
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,133,268
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
964,000 996,309
Ryan Specialty LLC
5.875%, 08/01/32
(a)
360,000 366,088
Willis North America, Inc.
5.350%, 05/15/33 100,000 103,286
Total 6,048,728
Railroads 0.1%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 230,325
Real Estate 0.0%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 210,696
Refining 0.2%
HF Sinclair Corp.
6.250%, 01/15/35 300,000 313,643
Marathon Petroleum Corp.
5.700%, 03/01/35 195,000 201,670
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 239,000 236,970
Phillips 66 Co.
5.300%, 06/30/33 160,000 164,720
Total 917,003
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
586,000 554,105
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
300,000 286,953

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
McDonald's Corp.
4.950%, 08/14/33 192,000 197,873
Starbucks Corp.
4.800%, 02/15/33 250,000 253,293
Yum! Brands, Inc.
3.625%, 03/15/31 496,000 465,618
4.625%, 01/31/32 285,000 278,086
Total 2,035,928
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 87,525
Retail REIT 0.2%
Agree LP
5.600%, 06/15/35 100,000 104,416
Brixmor Operating Partnership LP
5.500%, 02/15/34 100,000 102,997
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 248,831
Kite Realty Group LP
5.500%, 03/01/34 100,000 103,149
NNN REIT, Inc.
5.500%, 06/15/34 100,000 103,596
Phillips Edison Grocery Center Operating Partnership I LP
4.950%, 01/15/35 100,000 98,682
Total 761,671
Retailers 1.2%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
425,000 430,130
7.375%, 08/01/33
(a)
450,000 455,555
AutoZone, Inc.
4.750%, 02/01/33 100,000 100,066
Belron UK Finance PLC
5.750%, 10/15/29
(a)
250,000 253,387
Dollar General Corp.
5.450%, 07/05/33 210,000 217,041
EG Global Finance PLC
12.000%, 11/30/28
(a)
230,000 251,997
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
555,000 540,660
Lowe's Cos., Inc.
5.000%, 04/15/33 240,000 245,123
5.150%, 07/01/33 100,000 102,943
PetSmart LLC / PetSmart Finance Corp
7.500%, 09/15/32
(a)
650,000 649,821
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 739,481
11.250%, 02/15/27
(a)
610,000 659,417
Tapestry, Inc.
5.500%, 03/11/35 300,000 305,226
Tractor Supply Co.
5.250%, 05/15/33 200,000 206,852
Total 5,157,699
Ship Building 0.0%
Huntington Ingalls Industries, Inc.
5.749%, 01/15/35 59,000 62,221
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Supermarkets 0.1%
Kroger Co. (The)
5.000%, 09/15/34 300,000 302,490
Technology 5.1%
Amdocs Ltd.
2.538%, 06/15/30 92,000 84,466
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
350,000 364,193
Arrow Electronics, Inc.
5.875%, 04/10/34 59,000 61,581
Block, Inc.
5.625%, 08/15/30
(a)
850,000 862,773
6.500%, 05/15/32 200,000 207,568
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
740,000 784,430
Broadcom, Inc.
4.926%, 05/15/37
(a)
500,000 499,013
CACI International, Inc.
6.375%, 06/15/33
(a)
500,000 519,839
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 186,318
CGI, Inc.
2.300%, 09/14/31 45,000 39,804
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 140,711
4.875%, 07/01/29
(a)
600,000 560,120
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,642,000 1,654,590
8.250%, 06/30/32
(a)
500,000 525,591
CoreWeave , Inc.
9.000%, 02/01/31
(a)
500,000 501,675
9.250%, 06/01/30
(a)
750,000 756,228
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,064
5.400%, 04/15/34 400,000 411,983
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 446,308
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 89,000 92,256
Fair Isaac Corp.
6.000%, 05/15/33
(a)
650,000 663,688
Fiserv, Inc.
5.625%, 08/21/33 300,000 309,182
Gen Digital, Inc.
6.250%, 04/01/33
(a)
200,000 205,751
6.750%, 09/30/27
(a)
300,000 304,730
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 360,000 356,813
HP, Inc.
5.500%, 01/15/33 110,000 113,405
Imola Merger Corp.
4.750%, 05/15/29
(a)
695,000 686,185
Intel Corp.
5.200%, 02/10/33 395,000 402,957
ION Platform Finance US, Inc.
7.875%, 09/30/32
(a)
300,000 292,668

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
617,000 614,446
Keysight Technologies, Inc.
4.950%, 10/15/34 150,000 151,069
Kioxia Holdings Corp.
6.250%, 07/24/30
(a)
250,000 258,223
6.625%, 07/24/33
(a)
300,000 313,294
Kyndryl Holdings, Inc.
3.150%, 10/15/31 150,000 136,668
Leidos , Inc.
2.300%, 02/15/31 60,000 53,691
Marvell Technology, Inc.
5.450%, 07/15/35 250,000 256,313
Micron Technology, Inc.
2.703%, 04/15/32 250,000 222,853
6.050%, 11/01/35 100,000 107,089
Motorola Solutions, Inc.
5.400%, 04/15/34 250,000 258,650
MSCI, Inc.
5.250%, 09/01/35 100,000 100,319
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 539,825
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
1,022,000 1,009,177
NetApp, Inc.
5.500%, 03/17/32 230,000 239,454
NXP BV / NXP Funding LLC / NXP USA Inc
5.250%, 08/19/35 150,000 151,381
Oracle Corp.
4.900%, 02/06/33 519,000 515,491
5.200%, 09/26/35 125,000 123,012
Paychex, Inc.
5.600%, 04/15/35 400,000 417,583
Roper Technologies, Inc.
4.900%, 10/15/34 250,000 249,284
Sensata Technologies BV
4.000%, 04/15/29
(a)
355,000 345,905
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
558,000 576,521
Synopsys, Inc.
5.150%, 04/01/35 500,000 507,789
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 926,260
Verisk Analytics, Inc.
5.250%, 06/05/34 158,000 162,461
WULF Compute LLC
7.750%, 10/15/30
(a)
1,000,000 1,037,624
Total 21,311,272
Tobacco 0.1%
Altria Group, Inc.
6.875%, 11/01/33 114,000 128,058
BAT Capital Corp
6.421%, 08/02/33 340,000 373,332
Total 501,390
Transportation Services 0.2%
FedEx Corp.
2.400%, 05/15/31 325,000 291,111
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
GXO Logistics, Inc.
2.650%, 07/15/31 100,000 89,356
Rand Parent LLC
8.500%, 02/15/30
(a)
355,000 362,841
Total 743,308
Wireless 0.9%
American Tower Corp.
5.550%, 07/15/33 250,000 261,490
Crown Castle, Inc.
5.800%, 03/01/34 150,000 157,923
Rogers Communications, Inc.
3.800%, 03/15/32 450,000 424,338
5.300%, 02/15/34 250,000 253,016
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
150,000 157,047
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
500,000 535,409
SBA Communications Corp.
3.125%, 02/01/29 500,000 472,616
T-Mobile USA, Inc.
5.200%, 01/15/33 469,000 482,893
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
434,000 401,918
6.750%, 01/15/33
(a)
250,000 250,374
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
300,000 281,646
Zegona Finance PLC
8.625%, 07/15/29
(a)
200,000 212,684
Total 3,891,354
Wirelines 1.5%
AT&T, Inc.
5.375%, 08/15/35 150,000 153,727
5.400%, 02/15/34 399,000 412,998
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 253,877
6.875%, (US 5 Year CMT T-Note +
2.390%), 09/15/55
(b)
500,000 522,775
7.000%, (US 5 Year CMT T-Note +
2.363%), 09/15/55
(b)
170,000 178,423
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
916,000 914,970
Iliad Holding SASU
7.000%, 10/15/28
(a)
647,000 656,670
Level 3 Financing, Inc.
6.875%, 06/30/33
(a)
300,000 307,496
7.000%, 03/31/34
(a)
1,000,000 1,027,740
Verizon Communications, Inc.
4.780%, 02/15/35 400,000 392,359
5.250%, 04/02/35 250,000 252,804
Windstream Services LLC
7.500%, 10/15/33
(a)
800,000 798,321
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, 10/01/31
(a)
500,000 510,722
Total 6,382,882
Total
Corporate Bonds
(Cost $181,712,014) 184,285,499

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Foreign Government Obligations
(c),(d)
29.7%
Issue
Description
Principal
Amount
($) Value ($)
Australia 0.9%
Australia Government Bond
Series 158, 1.250%, 05/21/32 AUD 675,000 373,309
Series 165, 1.750%, 11/21/32 AUD 784,000 442,190
Series 163, 1.000%, 11/21/31 AUD 5,337,000 2,953,639
Total 3,769,138
Brazil 1.5%
Brazilian Government International Bond
6.000%, 10/20/33 1,561,000 1,596,615
6.125%, 03/15/34 500,000 510,129
6.625%, 03/15/35 2,650,000 2,759,546
Petrobras Global Finance BV
6.500%, 07/03/33 1,069,000 1,111,997
6.000%, 01/13/35 300,000 296,490
Total 6,274,777
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 3,513,000 2,499,462
3.250%, 06/01/35 CAD 1,980,000 1,428,432
Total 3,927,894
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,505,000 1,581,658
Series REGS, 6.440%, 01/26/36 750,000 816,583
Total 2,398,241
Colombia 1.7%
Colombia Government International Bond
7.500%, 02/02/34 3,382,000 3,596,611
Ecopetrol SA
8.875%, 01/13/33 3,136,000 3,394,657
Total 6,991,268
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,156,586
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,672,000 3,519,604
France 0.9%
French Republic Government Bond
Series OAT, 1.250%, 05/25/34
(a)
EUR 3,853,000 3,797,128
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
Series TWIN, 2.300%, 02/15/33 EUR 3,240,000 3,707,632
Guatemala 0.3%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,346,712
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 1,802,000 1,551,511
Series REGS, 5.500%, 03/26/36 1,820,000 1,836,215
Total 3,387,726
India 0.4%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,700,000 1,523,763
Indonesia 1.1%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,460,000 3,076,795
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 1,800,000 1,822,960
Total 4,899,755
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 1,043,000 1,370,290
Series 31Y, 4.000%, 02/01/37
(a)
EUR 1,976,000 2,401,746
Total 3,772,036
Ivory Coast 0.5%
Ivory Coast Government International Bond
Series REGS, 8.250%, 01/30/37 1,800,000 1,911,338
8.075%, 04/01/36 200,000 210,028
Total 2,121,366
Japan 0.8%
Japan Government Ten Year Bond
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,492,626
Series 366, 0.200%, 03/20/32 JPY 67,000,000 404,550
Series 371, 0.400%, 06/20/33 JPY 234,000,000 1,402,892
Total 3,300,068
Kazakhstan 0.2%
Kazakhstan Government International Bond
Series REGS, 4.714%, 04/09/35 800,000 788,599
Mexico 2.1%
Comision Federalde Electricidad
Series REGS, 6.450%, 01/24/35 800,000 818,964
Mexico Government International Bond
6.000%, 05/07/36 2,558,000 2,628,053
6.875%, 05/13/37 1,585,000 1,717,397
Petroleos Mexicanos
6.625%, 06/15/35 1,900,000 1,818,235
5.950%, 01/28/31 1,650,000 1,613,202
Total 8,595,851
Morocco 0.9%
Morocco Government International Bond
Series REGS, 6.500%, 09/08/33 1,475,000 1,613,471
OCP SA
Series REGS, 6.750%, 05/02/34 1,900,000 2,063,124
Total 3,676,595
New Zealand 0.9%
New Zealand Government Bond
Series 0531, 1.500%, 05/15/31 NZD 852,000 439,454
Series 0433, 3.500%, 04/14/33 NZD 5,691,000 3,194,713
Total 3,634,167
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 1,780,000 156,921
Series 486, 3.000%, 08/15/33
(a)
NOK 33,770,000 3,126,783
Series 484, 2.125%, 05/18/32
(a)
NOK 6,350,000 563,476
Total 3,847,180
Oman 0.5%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 1,800,000 1,944,719
Series REGS, 7.375%, 10/28/32 200,000 232,898
Total 2,177,617
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 826,000 887,891

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
2.252%, 09/29/32 1,506,000 1,242,169
6.400%, 02/14/35 1,500,000 1,581,954
Total 3,712,014
Paraguay 0.2%
Paraguay Government International Bond
Series REGS, 2.739%, 01/29/33 1,000,000 884,221
Peru 0.8%
Peruvian Government International Bond
3.000%, 01/15/34 2,484,000 2,163,856
5.500%, 03/30/36 1,124,000 1,155,127
Total 3,318,983
Philippines 0.8%
Philippine Government International Bond
9.500%, 02/02/30 867,000 1,043,819
6.375%, 10/23/34 590,000 665,834
3.950%, 01/20/40 1,600,000 1,436,747
Total 3,146,400
Romania 0.7%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 2,050,738
5.750%, 03/24/35 500,000 488,256
Series REGS, 7.125%, 01/17/33 320,000 344,905
Total 2,883,899
Serbia 0.4%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 1,550,000 1,628,565
South Africa 0.6%
Republic of South Africa Government
International Bond
Series 10Y, 5.875%, 04/20/32 500,000 515,459
7.100%, 11/19/36 1,700,000 1,828,809
Total 2,344,268
Sweden 0.9%
Sweden Government Bond
Series 1062, 0.125%, 05/12/31 SEK 14,120,000 1,327,794
Series 1065, 1.750%, 11/11/33 SEK 21,460,000 2,150,884
Series 1066, 2.250%, 05/11/35 SEK 4,000,000 411,006
Total 3,889,684
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,385,000 3,729,898
Turkey 1.1%
Turkiye Government International Bond
Series 10Y, 7.625%, 05/15/34 2,000,000 2,134,376
6.500%, 01/03/35 2,650,000 2,618,466
Total 4,752,842
United Arab Emirates 1.3%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,040,000 2,350,959
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,578,734
Sharjah Sukuk Program Ltd.
Series EMTN, 6.092%, 03/19/34 1,000,000 1,075,822
Total 5,005,515
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,408,000 3,205,256
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
0.875%, 07/31/33 GBP 318,000 326,542
4.500%, 03/07/35 GBP 150,000 198,496
Total 3,730,294
Uruguay 0.8%
Uruguay Government International Bond
5.750%, 10/28/34 2,080,000 2,235,920
4.375%, 01/23/31 1,159,000 1,172,557
Total 3,408,477
Uzbekistan 0.3%
Republic of Uzbekistan International Bond
6.900%, 02/28/32 950,000 1,028,853
Total Foreign Government Obligations
(Cost $120,073,040) 123,077,616
Residential Mortgage-Backed Securities - Agency 15.0%
Principal
Amount
($) Value ($)
Uniform Mortgage-Backed Security TBA 14.4%
4.500%, 11/15/55
(e)
2,360,000 2,300,107
5.000%, 11/15/55
(e)
9,070,000 9,023,625
5.500%, 11/15/55
(e)
18,325,000 18,513,686
6.000%, 11/15/55
(e)
20,120,000 20,573,846
6.500%, 11/15/55
(e)
8,875,000 9,189,927
Total 59,601,191
Federal Home Loan Mortgage Corporation 0.3%
3.500%, 08/01/47 365,789 344,858
3.500%, 08/01/49 105,096 98,018
3.500%, 09/01/49 126,930 118,356
3.500%, 10/01/49 143,265 133,430
3.500%, 11/01/49 138,779 129,419
3.500%, 02/01/50 155,755 145,166
4.000%, 08/01/49 105,833 101,758
4.000%, 09/01/49 139,969 134,835
Total 1,205,840
Federal National Mortgage Association 0.3%
3.500%, 04/01/49 37,454 34,959
3.500%, 08/01/49 108,516 101,197
3.500%, 09/01/49 205,733 191,857
3.500%, 09/01/49 122,879 114,565
3.500%, 10/01/49 130,482 121,641
3.500%, 12/01/49 147,349 137,334
3.500%, 02/01/50 149,394 138,822
4.000%, 09/01/47 159,605 154,416
4.000%, 03/01/48 291,132 282,114
4.000%, 05/01/49 30,827 29,744
Total 1,306,649
Total Residential Mortgage-Backed
Securities - Agency
(Cost $62,279,866) 62,113,680
Treasury Bills 8.4%
Principal
Amount
($) Value ($)
United States 8.4%
U.S. Treasury Bill
3.939%, 12/26/25 10,000,000 9,942,513
3.941%, 12/18/25 10,000,000 9,951,666

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Notes to Portfolio of Investments
Treasury Bills (continued)
Issue
Description
Principal
Amount
($) Value ($)
4.235%, 11/25/25 5,000,000 4,988,175
4.350%, 11/18/25 10,000,000 9,983,909
Total 34,866,263
Total Treasury Bills
(Cost $34,856,391) 34,866,263
U.S. Treasury Obligations 9.8%
Principal
Amount
($) Value ($)
U.S. Treasury Bond 7.4%
2.750%, 08/15/42 7,456,000 5,847,135
2.750%, 08/15/47 550,000 403,047
3.000%, 05/15/42 3,960,000 3,237,300
4.250%, 02/15/54 2,407,000 2,243,399
4.250%, 08/15/54 575,000 536,188
4.375%, 08/15/43 1,610,000 1,566,228
4.500%, 02/15/44 1,970,000 1,941,989
4.500%, 11/15/54 1,368,000 1,330,380
4.625%, 11/15/44 250,000 249,688
4.625%, 02/15/55 300,000 297,797
4.750%, 11/15/43 1,000,000 1,018,906
4.750%, 02/15/45 720,000 730,125
4.750%, 05/15/55 5,000,000 5,065,625
4.750%, 08/15/55 1,690,000 1,712,973
4.875%, 08/15/45 80,000 82,400
5.000%, 05/15/45 4,130,000 4,322,303
Total 30,585,483
U.S. Treasury Note 2.4%
3.875%, 08/15/33 2,197,000 2,186,701
4.000%, 02/15/34 2,169,000 2,170,694
4.250%, 05/15/35 1,500,000 1,520,391
4.250%, 08/15/35 530,000 536,625
4.375%, 05/15/34 874,000 897,216
4.500%, 11/15/33 1,678,000 1,739,614
4.625%, 02/15/35 1,155,000 1,204,990
Total 10,256,231
Total U.S. Treasury Obligations
(Cost $40,343,005) 40,841,714
Money Market Funds 5.9%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.870%
(f)
24,366,572 24,366,572
Total Money Market Funds
(Cost $24,366,572) 24,366,572
Total Investments in Securities
(Cost $463,630,888) 469,551,344
Other Assets & Liabilities, Net (54,688,823)
Net Assets 414,862,521
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $123,678,219, which represents 29.81% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
CMT Constant Maturity Treasury
SOFRRATE Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 184,285,499 – 184,285,499
Foreign Government Obligations – 123,077,616 – 123,077,616
Residential Mortgage-Backed Securities - Agency – 62,113,680 – 62,113,680
Treasury Bills – 34,866,263 – 34,866,263
U.S. Treasury Obligations – 40,841,714 – 40,841,714
Money Market Funds 24,366,572 – – 24,366,572
Total Investments in Securities 24,366,572 445,184,772 – 469,551,344
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
Assets
Investments in securities, at value
Unaffiliated issuers (cost $463,630,888) $469,551,344
Cash 25,453
Foreign currency (cost $29) 29
Receivable for:
Interest 4,967,626
Investments sold 2,211,448
Reclaims receivable 149,357
Total assets 476,905,257
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 60,418,782
Investments purchased 1,504,872
Investment management fees 96,054
Other accrued expenses 23,028
Total liabilities 62,042,736
Net assets applicable to outstanding capital stock $414,862,521
Represented by:
Paid-in capital $512,361,138
Total distributable earnings (loss) (97,498,617)
Total - representing net assets applicable to outstanding capital stock $414,862,521
Shares outstanding 22,500,000
Net asset value per share $18.44

STATEMENT OF OPERATIONS
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 19
3
Investment Income:
Interest $19,069,416
Total income 19,069,416
Expenses:
Investment management fees 1,045,090
Total expenses 1,045,090
Net Investment Income 18,024,326
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (5,407,080)
In-kind transactions - unaffiliated issuers (1,678,167)
Foreign currency translations 7,246
Net realized loss (7,078,001)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 17,419,407
Foreign currency translations 14,062
Net change in unrealized appreciation 17,433,469
Net realized and unrealized gain 10,355,468
Net Increase in net assets resulting from operations $28,379,794

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETF | 2025
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income $18,024,326 $17,496,174
Net realized loss (7,078,001) (13,495,949)
Net change in unrealized appreciation 17,433,469 41,372,677
Net increase in net assets resulting from operations 28,379,794 45,372,902
Distributions to shareholders
Net investment income and net realized gains (17,982,099) (17,268,686)
Shareholder transactions
Proceeds from shares sold 96,750,304 96,035,165
Cost of shares redeemed (73,772,326) (89,972,643)
Net increase in net assets resulting from shareholder transactions 22,977,978 6,062,522
Increase in net assets 33,375,673 34,166,738
Net Assets:
Net assets beginning of year 381,486,848 347,320,110
Net assets at end of year $414,862,521 $381,486,848
Capital stock activity
Shares outstanding, beginning of year 21,300,000 21,050,000
Shares sold 5,350,000 5,400,000
Shares redeemed (4,150,000) (5,150,000)
Shares outstanding, end of year 22,500,000 21,300,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 21
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $17.91 $16.50 $16.80 $21.29 $21.36
Income (loss) from investment operations:
Net investment income 0.87 0.81 0.68 0.54 0.50
Net realized and unrealized gain (loss) 0.53 1.40 (0.30)
(a)
(4.48) (0.04)
Total from investment operations 1.40 2.21 0.38 (3.94) 0.46
Less distributions to shareholders:
Net investment income (0.87) (0.80) (0.68) (0.55) (0.53)
Total distribution to shareholders (0.87) (0.80) (0.68) (0.55) (0.53)
Net asset value, end of year $18.44 $17.91 $16.50 $16.80 $21.29
Total Return at NAV 8.05% 13.54% 2.10% (18.80)% 2.16%
Total Return at Market Price 8.04% 13.45% 2.22% (18.87)% 1.97%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28% 0.28%
(c)
0.28%
(c)
0.28%
Total net expenses
(b)(d)
0.28% 0.28% 0.28%
(c)
0.28%
(c)
0.28%
Net investment income 4.83% 4.56% 3.86% 2.78% 2.34%
Supplemental data
Net assets, end of
year
(in thousands) $414,863 $381,487 $347,320 $572,031 $1,215,511
Portfolio turnover 199% 187% 184% 198% 171%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain
(loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
22 Indexed ETF | 2025
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem
Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock
Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
–Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 23
quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
24 Indexed ETF | 2025
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the
Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The
Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated.
The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 25
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The
Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
26 Indexed ETF | 2025
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, principal and/or interest of fixed income securities, reversal of capital gains (losses) on a redemption-in-kind and foreign currency transactions. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
80,941 1,747,288 (1,828,229)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 27
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $762,520,590 and $754,543,231, respectively, for the year ended October 31, 2025, of which $655,832,213 and $651,655,018, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was $76,188,668.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2025, the in-kind redemption cost basis was $63,547,056, the proceeds from sales were $61,868,889 and the net realized loss was $1,678,167.
Year Ended October 31, 2025 Year Ended October 31, 2024
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
17,982,099 - 17,982,099 17,268,686 - 17,268,686
Undistributed
ordinary income ($)
Undistributed long-
term capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
761,593 - (104,055,595) 5,782,356
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
463,768,988 10,044,742 (4,262,386) 5,782,356
No expiration
short-term ($)
No expiration long-
term ($) Total ($) Utilized ($)
(52,471,307) (51,584,288) (104,055,595) -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
28 Indexed ETF | 2025
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional
Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State
Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Fund, including fund accounting and financial reporting services.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 29
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

30 Indexed ETF | 2025
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Columbia Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31,
2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Indexed ETF | 2025 31
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Indexed ETF | 2025
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2025 33
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN290_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Multi-Sector Municipal Income ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 26
Federal Income Tax Information 27
Approval of Investment Management Services Agreement 28

PORTFOLIO OF INVESTMENTS
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Municipal Bonds 98.2%
Issue
Description
Principal
Amount
($) Value ($)
Alabama 0.5%
Alabama Special Care Facilities Financing
Authority-Birmingham AL
Revenue Bonds
5.250%, 06/01/50 755,000 801,102
Baldwin County Industrial Development
Authority
Series A (Mandatory Put 06/01/32)
Revenue Bonds
5.000%, 06/01/55
(a)
1,000,000 1,029,362
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 395,435
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 507,116
Total Alabama 2,733,015
Alaska 0.2%
Alaska Housing Finance Corp.
Series A
Revenue Bonds
5.000%, 06/01/31 1,000,000 1,099,532
Arizona 1.2%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 335,727
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,539,345
Maricopa County Industrial Development
Authority
Revenue Bonds
5.000% 12/01/45
, Series D
725,000 751,573
4.000% 10/15/47
(a)
1,000,000 849,959
Maricopa County Special Health Care
District
5.000% 07/01/31
, Series C
1,280,000 1,351,541
5.000% 07/01/32
, Series D
875,000 972,253
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 312,873
Total Arizona 6,113,271
Arkansas 0.6%
Arkansas Development Finance Authority
Revenue Bonds
4.500%, 09/01/49
(a)
2,000,000 1,868,624
4.750%, 09/01/49
(a)
1,000,000 968,836
Total Arkansas 2,837,460
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Colorado 4.1%
City & County of Denver CO Airport
System Revenue
, Series A
Revenue Bonds
5.000%, 11/15/30 2,700,000 2,956,341
5.000%, 12/01/30 150,000 164,025
5.000%, 11/15/32 950,000 1,067,903
5.000%, 11/15/37 1,000,000 1,087,536
City of Colorado Springs CO. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 884,236
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34
, Series A
1,000,000 1,125,566
4.000% 08/01/37
, Series A
370,000 376,720
4.000% 08/01/38
, Series A-1
500,000 505,743
4.000% 11/15/38 1,030,000 1,039,798
4.000% 11/01/39
, Series A
280,000 277,119
5.000% 11/01/39
, Series A
180,000 188,132
5.000% 12/01/39 1,000,000 1,088,794
5.000% 11/15/41
, Series A
250,000 268,793
4.000% 11/15/43
, Series A
790,000 743,722
4.000% 08/01/44
, Series A-1
1,190,000 1,077,622
5.000% 08/01/44
, Series A-2
1,200,000 1,218,569
5.000% 11/01/44
, Series A
700,000 713,509
4.000% 11/15/46
, Series A
715,000 666,648
4.000% 08/01/49
, Series A
500,000 436,179
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 105,520
State of Colorado
Revenue Bonds
5.000% 12/15/29
, Series A
1,000,000 1,068,249
5.000% 12/15/31
, Series A
435,000 484,503
5.000% 12/15/33
, Series A
1,000,000 1,106,672
4.000% 12/15/36
, Series A
500,000 516,519
3.000% 12/15/37
, Series A
250,000 233,023
4.000% 12/15/38
, Series A
515,000 522,465
4.000% 03/15/46
, Series S
1,000,000 939,605
Total Colorado 20,863,511
Connecticut 2.8%
City of Hartford CT
Revenue Bonds
5.000%, 04/01/29 1,395,000 1,508,612
Connecticut Housing Finance Authority
Series F-1
Revenue Bonds
4.200%, 11/15/39 1,000,000 1,014,382
Connecticut State Health & Educational
Facilities Authority
, Series A
Revenue Bonds
5.000%, 07/01/32 1,740,000 1,837,693
3.000%, 07/01/39 345,000 277,742
5.000%, 09/01/46
(a)
500,000 479,865

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
State of Connecticut
5.000% 09/15/28
, Series D
1,000,000 1,067,375
5.000% 09/15/30
, Series D
650,000 722,221
5.000% 11/15/32
, Series E
670,000 771,102
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 07/01/34 1,100,000 1,291,726
4.000% 05/01/37
, Series A
1,500,000 1,545,906
5.000% 07/01/37
, Series A-2
850,000 978,083
4.000% 05/01/38
, Series A
1,000,000 1,029,568
4.000% 11/01/39
, Series D
910,000 928,830
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 673,157
Total Connecticut 14,126,262
Delaware 0.5%
Delaware State Health Facilities Authority
,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 595,712
5.000%, 10/01/40 715,000 756,890
5.000%, 10/01/45 1,205,000 1,233,027
Total Delaware 2,585,629
District of Columbia 0.9%
District of Columbia
5.000% 10/15/32
, Series A
200,000 213,945
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 477,981
Metropolitan Washington Airports
Authority Aviation Revenue
, Series A
Revenue Bonds
5.000%, 10/01/30 750,000 815,716
5.000%, 10/01/32 350,000 384,030
5.250%, 10/01/45 1,000,000 1,057,025
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30
, Series B
(b)
130,000 111,369
0.000% 10/01/37
, Series A
(b)
2,500,000 1,441,200
Total District of Columbia 4,501,266
Florida 6.3%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/37 285,000 300,505
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,574,255
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/33
, Series B
1,000,000 1,145,536
5.000% 07/01/34
, Series D
645,000 713,941
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 385,000 397,857
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,009,753
City of Tampa
, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 173,192
4.000%, 07/01/39 500,000 489,049
City of Tampa FL
Revenue Bonds
5.000%, 07/01/50 935,000 943,886
County of Miami-Dade FL
5.000%, 07/01/34 1,000,000 1,169,231
County of Miami-Dade Fl Aviation
Revenue
, Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,127,784
5.000%, 10/01/36 3,000,000 3,331,322
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,925,851
County of Palm Beach FL
Revenue Bonds
5.500%, 10/01/45
(a)
1,000,000 1,024,172
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 524,054
Florida Development Finance Corp.
,
Series A
Revenue Bonds
4.000%, 06/01/36
(a)
400,000 366,897
4.000%, 06/01/41
(a)
200,000 168,136
Greater Orlando Aviation Authority
, Series
A
Revenue Bonds
4.000%, 10/01/37 1,400,000 1,401,431
5.000%, 10/01/38 400,000 421,248
Hillsborough County Industrial
Development Authority
Revenue Bonds
5.250%, 11/15/49 2,000,000 2,129,483
JEA Electric System Revenue
Revenue Bonds
5.000% 10/01/34 310,000 362,834
4.000% 10/01/36
, Series B
1,000,000 1,010,800
4.000% 10/01/37
, Series B
1,015,000 1,019,247

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Marion County School Board
Revenue Bonds
5.000%, 06/01/38 500,000 555,389
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 845,000 789,673
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 917,596
Palm Beach County Health Facilities
Authority
Revenue Bonds
5.000%, 11/15/42 1,035,000 1,051,824
Palm Beach County School District
Revenue Bonds
5.000%, 08/01/38 1,500,000 1,658,287
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 470,952
Sarasota County Public Hospital District
Revenue Bonds
4.000%, 07/01/48 1,000,000 896,217
School District of Broward County
Revenue Bonds
5.000% 07/01/34
, Series A
250,000 272,182
5.000% 07/01/35
, Series B
1,000,000 1,112,443
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39
, Series A
370,000 337,125
4.000% 05/01/48 1,000,000 910,865
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 150,850
Total Florida 31,853,867
Georgia 2.3%
Augusta GA Water & Sewer Revenue
Series A
Revenue Bonds
5.000%, 10/01/34 1,010,000 1,183,084
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 468,076
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 997,323
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,096,416
5.750%, 11/01/29 785,000 884,301
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 908,622
Development Authority for Fulton County
Series A
Revenue Bonds
4.000%, 07/01/49 1,000,000 901,138
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 1,140,000 1,070,275
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,097,708
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 959,187
State of Georgia
5.000% 07/01/32
, Series A-1
545,000 615,806
5.000% 07/01/33
, Series A
1,000,000 1,146,948
Total Georgia 11,328,884
Hawaii 0.2%
State of Hawaii
5.000%, 01/01/31 875,000 912,287
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
5.000% 03/01/44 1,000,000 1,060,482
5.250% 03/01/50
, Series A
1,345,000 1,424,960
Idaho Housing & Finance Association
Series A
Revenue Bonds
4.050%, 01/01/39 335,000 332,679
Total Idaho 2,818,121
Illinois 6.8%
Chicago Board of Education
0.000% 12/01/31
, Series B-1
(b)
220,000 175,650
5.000% 12/01/34
, Series A
1,000,000 1,022,534
5.000% 12/01/35
, Series A
250,000 253,316
4.000% 12/01/36
, Series B
1,200,000 1,114,899
5.000% 12/01/36
, Series A
300,000 302,207
5.000% 12/01/37
, Series A
600,000 600,791
5.000% 12/01/38
, Series A
1,800,000 1,790,960
5.250% 12/01/39
, Series C
875,000 862,076
4.000% 12/01/41
, Series B
1,000,000 849,480
5.000% 12/01/41
, Series A
250,000 240,729
5.000% 12/01/42
, Series A
200,000 188,881
4.000% 12/01/43
, Series A
1,500,000 1,246,061
5.000% 12/01/46
, Series H
1,000,000 907,381
5.000% 12/01/47
, Series A
2,000,000 1,826,655
Chicago O'hare International Airport
Series B
Revenue Bonds
5.000%, 01/01/48 2,250,000 2,286,443

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Chicago O'Hare International Airport
Series A
Revenue Bonds
4.000%, 01/01/36 195,000 200,640
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 326,024
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,335,488
5.000% 11/01/32
, Series B
785,000 879,483
City of Springfield IL Electric Revenue
Revenue Bonds
5.000%, 03/01/39 1,000,000 1,097,471
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 485,123
Illinois Finance Authority
Revenue Bonds
5.000% 07/01/30 710,000 785,153
4.000% 08/15/37
, Series A
900,000 904,260
3.000% 10/01/37
, Series A
625,000 567,291
4.125% 11/15/37
, Series A
235,000 227,018
3.000% 07/15/40
, Series A
725,000 640,972
4.000% 08/15/41
, Series A
600,000 577,115
5.500% 08/01/43
, Series A
(a)
500,000 522,436
4.125% 05/15/47
, Series A
1,000,000 913,128
Illinois Housing Development Authority
Series K
Revenue Bonds
4.950%, 10/01/38 265,000 282,082
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/31
, Series C
150,000 163,431
5.000% 01/01/36
, Series A
705,000 806,780
5.000% 01/01/37
, Series A
1,000,000 1,132,729
5.000% 01/01/38
, Series A
2,120,000 2,382,576
5.000% 01/01/39 605,000 671,264
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 477,693
0.000% 12/15/29
, Series A
(b)
160,000 140,647
0.000% 06/15/30
(b)
370,000 315,034
0.000% 06/15/30
, Series A
(b)
415,000 359,105
0.000% 12/15/32
, Series A
(b)
850,000 662,355
0.000% 06/15/36
, Series A
(b)
1,540,000 1,021,123
0.000% 12/15/36
, Series A
(b)
1,750,000 1,134,053
0.000% 12/15/41
, Series B
(b)
280,000 135,350
5.000% 06/15/42
, Series B
1,000,000 1,037,134
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 257,019
Total Illinois 34,108,040
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Indiana 0.6%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 89,767
Indiana Finance Authority
Revenue Bonds
5.000% 10/01/32
, Series S
1,000,000 1,123,656
5.000% 10/01/41 760,000 829,372
4.250% 03/01/49 1,300,000 1,196,510
Total Indiana 3,239,305
Iowa 0.7%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/34
, Series A
2,035,000 2,390,628
5.000% 05/15/43
, Series A
160,000 157,842
4.000% 08/15/46
, Series E
1,000,000 916,664
Total Iowa 3,465,134
Kansas 0.1%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 652,887
Kentucky 0.7%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000% 09/01/33
(c)
1,000,000 1,149,994
5.000% 05/01/36 1,000,000 1,038,932
4.000% 11/01/37
, Series A
1,185,000 1,202,590
Total Kentucky 3,391,516
Louisiana 1.0%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 680,867
Louisiana Public Facilities Authority
Revenue Bonds
5.000% 10/15/36
, Series A
1,145,000 1,271,947
5.500% 09/01/54 1,000,000 1,026,400
State of Louisiana
, Series E
5.000%, 09/01/30 1,000,000 1,112,317
5.000%, 09/01/33 1,000,000 1,164,461
Total Louisiana 5,255,992
Maine 0.7%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 667,806
Maine Health & Higher Educational
Facilities Authority
Revenue Bonds
5.000% 10/01/38
, Series B
645,000 727,231
5.000% 07/01/43
, Series A
1,430,000 1,459,182
4.000% 07/01/45
, Series A
790,000 743,532
Total Maine 3,597,751

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Maryland 1.7%
County of Howard
Series B
5.000%, 02/15/28 225,000 231,353
County of Montgomery
Series A
5.000%, 08/01/30 300,000 333,619
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 291,184
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 616,778
5.500% 01/01/46
, Series A
750,000 758,764
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 590,285
State of Maryland
5.000% 03/01/31
, Series A
415,000 466,823
5.000% 03/15/31
, Series 2
640,000 704,331
5.000% 08/01/31
, Series 2
465,000 505,405
5.000% 03/15/32
, Series 2
265,000 284,119
5.000% 03/01/33
, Series A
1,000,000 1,117,680
5.000% 06/01/34 1,000,000 1,179,691
State of Maryland Department of
Transportation
Series A
Revenue Bonds
5.250%, 08/01/44 1,400,000 1,501,714
Total Maryland 8,581,746
Massachusetts 3.0%
Commonwealth of Massachusetts
5.000% 05/01/31
, Series A
915,000 1,032,596
4.000% 11/01/32
, Series E
1,000,000 1,024,486
5.000% 07/01/34
, Series A
1,000,000 1,178,460
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/35 1,000,000 1,178,353
5.000% 10/01/38 400,000 391,235
5.000% 10/01/39 1,425,000 1,570,888
4.000% 07/01/40 200,000 174,224
5.250% 08/15/41
, Series A
500,000 540,088
5.000% 07/01/43
, Series J2
850,000 871,610
5.000% 07/01/44 1,000,000 996,782
5.250% 08/15/44
, Series A
1,000,000 1,050,982
5.250% 08/15/45
, Series A
1,000,000 1,041,570
5.000% 07/01/46 1,000,000 982,942
5.000% 07/01/47 1,080,000 1,129,693
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Revenue Bonds
5.000%, 01/01/31 1,125,000 1,215,725
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Massachusetts Water Resources
Authority
Revenue Bonds
5.250%, 08/01/32 250,000 293,866
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 477,881
Total Massachusetts 15,151,381
Michigan 2.8%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 478,196
City of Detroit
5.000% 04/01/35 400,000 409,869
5.000% 04/01/46
, Series A
725,000 733,278
Great Lakes Water Authority Sewage
Disposal System Revenue
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,154,808
Great Lakes Water Authority Water Supply
System Revenue
, Series A
Revenue Bonds
5.000%, 07/01/31 1,500,000 1,686,747
5.000%, 07/01/32 1,000,000 1,140,501
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30
, Series B
1,000,000 1,008,994
3.125% 12/01/35
, Series A
455,000 435,716
5.000% 04/15/37
, Series A
335,000 368,476
3.250% 11/15/42 150,000 121,494
4.000% 02/15/44
, Series A
1,000,000 934,246
3.000% 12/01/49
, Series A
1,350,000 958,819
Michigan State Housing Development
Authority
Revenue Bonds
3.750% 06/01/32
, Series A
1,730,000 1,773,376
4.500% 12/01/38
, Series B
1,000,000 1,030,925
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,116,260
Total Michigan 14,351,705
Minnesota 0.5%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 206,335
City of Woodbury MN
Series A
Revenue Bonds
6.000%, 07/01/65 500,000 495,043
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 771,290

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 1,005,804
Total Minnesota 2,478,472
Missouri 1.6%
Health & Educational Facilities Authority
of the State of Missouri
, Series A
Revenue Bonds
4.000%, 05/15/42 950,000 920,773
4.000%, 07/01/46 1,600,000 1,499,846
Kansas City Industrial Development
Authority
Revenue Bonds
4.000% 03/01/36 1,000,000 1,001,507
4.000% 03/01/37 2,000,000 1,992,378
5.000% 03/01/39
, Series B
1,225,000 1,261,576
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 151,472
Missouri Joint Municipal Electric Utility
Commission
Revenue Bonds
5.000%, 12/01/38 365,000 409,800
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 960,198
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 101,085
Total Missouri 8,298,635
Nebraska 0.6%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35
, Series A
740,000 643,672
4.100% 09/01/38
, Series C
1,000,000 1,006,512
Public Power Generation Agency
Revenue Bonds
5.000%, 01/01/34 1,000,000 1,156,911
Total Nebraska 2,807,095
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 999,954
New Jersey 9.9%
New Jersey Economic Development
Authority
Revenue Bonds
3.125% 07/01/31
, Series A
145,000 143,170
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.000% 11/01/33 1,565,000 1,684,654
4.000% 06/15/34
, Series QQQ
350,000 364,098
4.000% 07/01/34
, Series A
1,065,000 1,075,456
5.000% 11/01/35 400,000 429,163
5.000% 11/01/36
, Series A
675,000 751,058
5.000% 06/01/37 715,000 727,970
4.000% 06/15/37
, Series QQQ
700,000 713,598
5.000% 06/15/37 1,000,000 1,067,617
4.000% 06/15/44 1,000,000 954,895
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/35 370,000 378,597
5.000% 10/01/36 1,325,000 1,374,002
5.000% 10/01/37 1,105,000 1,148,159
4.000% 07/01/44 435,000 413,171
4.000% 07/01/45
, Series A
1,000,000 966,306
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 506,159
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/30
, Series C
(b)
220,000 189,446
5.000% 06/15/31
, Series A
470,000 526,064
5.000% 06/15/32
, Series A
1,000,000 1,136,289
0.000% 12/15/32
, Series A
(b)
1,540,000 1,219,437
0.000% 12/15/32
, Series C
(b)
2,205,000 1,775,563
5.000% 12/15/32
, Series A
2,215,000 2,342,999
5.000% 06/15/33
, Series A
1,000,000 1,109,366
0.000% 12/15/33
, Series C
(b)
1,705,000 1,319,512
5.000% 06/15/34
, Series 2014
250,000 276,801
0.000% 12/15/34
, Series A
(b)
945,000 686,639
0.000% 12/15/34
, Series C
(b)
250,000 185,754
5.000% 12/15/34
, Series A
1,075,000 1,140,755
4.000% 06/15/35
, Series AA
400,000 414,308
5.000% 06/15/35
, Series AA
2,000,000 2,244,971
0.000% 12/15/35
, Series A
(b)
165,000 114,701
4.000% 06/15/36
, Series A
850,000 875,719
4.000% 06/15/36
, Series AA
2,390,000 2,442,230
5.000% 06/15/36
, Series AA
1,445,000 1,630,677
4.000% 06/15/37
, Series BB
250,000 252,842
5.000% 06/15/37
, Series A
1,000,000 1,132,818
5.000% 06/15/37
, Series CC
725,000 821,838
5.000% 06/15/38
, Series CC
1,705,000 1,917,275
0.000% 12/15/38
, Series A
(b)
670,000 402,253
3.250% 06/15/39
, Series BB
900,000 840,833
5.000% 06/15/39
, Series AA
1,000,000 1,128,355
5.250% 06/15/39
, Series A
1,000,000 1,139,218
4.000% 06/15/40 465,000 468,328
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31
, Series B
2,000,000 2,229,822
5.000% 01/01/33 1,000,000 1,151,942
5.000% 01/01/34
, Series B
2,570,000 2,986,868

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
4.000% 01/01/35
, Series G
1,000,000 1,019,436
5.000% 01/01/36
, Series G
2,205,000 2,287,596
Total New Jersey 50,108,728
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 631,236
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 402,525
Total New Mexico 1,033,761
New York 16.0%
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 158,786
Build NYC Resource Corp
Revenue Bonds
5.250%, 10/15/50
(a)
1,000,000 991,767
City of New York
5.000% 08/01/28
, Series 2008 J-5
820,000 871,859
5.000% 08/01/30
, Series 1
605,000 625,425
5.000% 04/01/31 1,065,000 1,140,342
5.000% 08/01/32
, Series C-1
1,130,000 1,237,106
City of New York NY
5.000% 08/01/29
, Series A
1,000,000 1,084,830
5.000% 11/01/31
, Series B-1
800,000 885,456
Dutchess County Local Development
Corp.
Series A
Revenue Bonds
5.000%, 07/01/45 500,000 499,036
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 810,000 853,873
5.000% 09/01/35 1,200,000 1,262,699
4.000% 09/01/37
, Series A
2,500,000 2,588,569
5.000% 09/01/37
, Series A
250,000 273,748
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/31
, Series C-1
560,000 587,570
5.000% 11/15/32
, Series D
1,590,000 1,670,333
5.000% 11/15/33 690,000 790,626
5.000% 11/15/34 1,000,000 1,154,390
4.000% 11/15/35
, Series C-1
850,000 866,188
5.000% 11/15/35
, Series A
725,000 836,035
New York City Housing Development
Corp.
Series D-1B
Revenue Bonds
2.000%, 11/01/35 370,000 308,066
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/28
, Series BB-2
1,000,000 1,064,756
5.000% 06/15/28
, Series CC-2
880,000 901,906
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.000% 06/15/28
, Series EE
775,000 825,186
5.000% 06/15/30
, Series EE
630,000 700,536
5.000% 06/15/31
, Series DD
1,605,000 1,818,390
5.000% 06/15/33
, Series CC-2
2,000,000 2,336,602
5.000% 06/15/33
, Series DD
755,000 848,520
5.000% 06/15/34
, Series FF
750,000 788,824
5.000% 06/15/35 745,000 884,164
New York Liberty Development Corp.
,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 673,052
2.400%, 11/15/35 350,000 303,734
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 317,448
New York State Dormitory Authority
Revenue Bonds
5.000% 10/01/30
, Series A
340,000 346,192
3.000% 10/01/31
, Series A
785,000 785,453
2.000% 07/01/33
, Series 1
1,060,000 952,809
5.000% 07/01/33
, Series A
275,000 297,204
5.000% 10/01/33
, Series A
3,965,000 4,431,517
4.000% 10/01/34
, Series A
300,000 313,047
5.000% 10/01/34
, Series A
2,115,000 2,264,505
4.000% 07/01/35
, Series A
2,660,000 2,703,929
5.000% 10/01/35
, Series A
870,000 954,514
5.000% 07/01/36 1,000,000 1,165,295
5.000% 10/01/37
, Series A
640,000 716,195
5.000% 05/01/38
, Series A
750,000 816,349
4.000% 07/01/38 500,000 504,798
5.000% 10/01/38
, Series A
1,225,000 1,365,740
5.500% 11/01/47 500,000 524,129
5.250% 03/15/48
, Series A
1,000,000 1,064,809
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/32 660,000 681,375
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,295,000 1,236,277
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36
, Series O
250,000 262,583
5.000% 01/01/36
, Series B
265,000 286,288
4.000% 01/01/37
, Series B
635,000 647,907
4.000% 01/01/38
, Series B
150,000 151,957
4.000% 01/01/41
, Series O
1,000,000 1,008,434
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 236,592
5.000% 12/01/31 1,000,000 1,078,485
5.000% 12/01/32 1,015,000 1,102,171
5.000% 01/01/34 175,000 177,704
5.000% 12/01/34 400,000 432,834

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.000% 10/01/35 1,155,000 1,208,215
5.375% 08/01/36 1,975,000 2,062,436
5.625% 04/01/40 1,000,000 1,050,044
5.000% 10/01/40 1,000,000 1,019,994
4.000% 12/01/42
, Series C
160,000 150,810
4.375% 10/01/45 2,750,000 2,570,619
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 269,395
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30
, Series 207
300,000 305,199
5.000% 07/15/31
, Series 209
300,000 317,426
5.000% 09/15/31
, Series 207
500,000 517,659
5.000% 11/15/32 500,000 522,117
5.000% 11/15/33
, Series 205
835,000 872,969
5.000% 07/15/34
, Series 238
2,045,000 2,283,082
5.000% 07/15/35
, Series 222
870,000 955,746
5.000% 07/15/36 1,180,000 1,293,902
4.000% 07/15/38
, Series 222
1,000,000 1,023,291
5.000% 07/15/40 515,000 576,451
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 701,291
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31
, Series 248
500,000 505,058
2.400% 10/01/34
, Series 220
140,000 124,197
2.650% 10/01/34
, Series 223
250,000 226,169
2.200% 10/01/36
, Series 239
560,000 463,589
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/31
, Series B
1,370,000 1,512,617
0.000% 11/15/32
, Series B
(b)
220,000 178,691
5.000% 11/15/36
, Series B
1,000,000 1,029,609
5.000% 11/15/37 510,000 523,944
5.000% 11/15/38
, Series B
1,500,000 1,537,659
Total New York 80,461,093
North Carolina 0.8%
City of Charlotte NC Water & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 07/01/31 805,000 911,662
North Carolina Housing Finance Agency
Revenue Bonds
2.000% 07/01/35 1,010,000 846,980
3.850% 07/01/37
, Series B
1,000,000 992,189
3.950% 07/01/38
, Series A
515,000 501,955
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 949,656
Total North Carolina 4,202,442
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 886,977
Ohio 3.7%
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33
, Series C
830,000 898,179
5.000% 02/15/35
, Series B
1,000,000 1,077,335
4.000% 02/15/36
, Series A
385,000 395,913
4.000% 02/15/37 300,000 306,950
County of Allen OH Hospital Facilities
Revenue
Revenue Bonds
4.000%, 08/01/47 1,000,000 897,302
County of Lucas OH
Revenue Bonds
5.250%, 11/15/48 1,000,000 980,571
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 616,403
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 199,192
Ohio Turnpike & Infrastructure
Commission
, Series A-4
Revenue Bonds
5.700%, 02/15/34 285,000 324,974
5.750%, 02/15/35 150,000 171,284
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29
, Series A
1,545,000 1,665,943
5.000% 12/01/29 2,630,000 2,867,322
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28
, Series A
2,000,000 2,068,746
5.000% 12/01/33 2,235,000 2,600,316
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 119,445
State of Ohio
Revenue Bonds
4.000% 01/01/40
, Series B
1,600,000 1,597,271
4.000% 01/01/46 545,000 516,860
State of Ohio
5.000% 09/15/28
, Series B
195,000 208,505
5.000% 11/01/33
, Series B
1,000,000 1,170,434
Total Ohio 18,682,945
Oklahoma 0.6%
Grand River Dam Authority
Revenue Bonds
5.000% 06/01/30
, Series A
200,000 203,657
5.000% 06/01/39 645,000 710,574

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Oklahoma County Finance Authority
Revenue Bonds
4.000%, 09/01/38 1,000,000 1,013,829
Oklahoma Development Finance
Authority
, Series B
Revenue Bonds
5.000%, 08/15/38 500,000 505,347
5.250%, 08/15/48 615,000 615,054
Total Oklahoma 3,048,461
Oregon 0.6%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 709,703
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,000,244
State of Oregon
5.000%, 05/01/34 1,000,000 1,152,008
Total Oregon 2,861,955
Pennsylvania 5.9%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 825,329
4.000% 07/15/39
, Series A
1,000,000 972,886
4.000% 04/01/44
, Series A
680,000 626,582
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 1,000,205
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 92,333
4.000% 09/01/41
, Series A
440,000 430,602
Commonwealth of Pennsylvania
5.000%, 08/15/28 340,000 362,128
4.000%, 03/01/35 1,000,000 1,024,426
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 2,000,000 2,001,196
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 932,475
Delaware Valley Regional Finance
Authority
Revenue Bonds
5.750%, 07/01/32 100,000 116,617
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 317,568
5.000%, 08/15/49 1,000,000 1,034,921
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/32 1,000,000 1,077,679
3.125%, 03/15/36 905,000 834,836
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
3.000% 08/15/41
, Series C
765,000 637,392
4.000% 08/15/42 915,000 887,760
4.000% 08/15/44 500,000 472,393
4.250% 11/01/48
, Series B-1
500,000 475,679
5.250% 11/01/48
, Series B-1
1,435,000 1,523,489
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32
, Series 124B
500,000 493,958
3.550% 10/01/33
, Series 127B
1,360,000 1,357,770
2.070% 10/01/36
, Series 136
100,000 81,489
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/33 545,000 623,351
5.000% 12/01/33 475,000 541,077
5.000% 12/01/33
, Series A
1,050,000 1,198,753
5.000% 06/01/36
, Series B
1,000,000 1,007,695
5.000% 12/01/38 480,000 539,907
4.000% 12/01/43
, Series A
1,500,000 1,463,101
Philadelphia Authority for Industrial
Development
Revenue Bonds
5.250%, 07/01/49 1,000,000 1,077,315
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 312,181
4.000% 05/01/42 1,000,000 641,498
4.000% 07/01/49
, Series A
1,000,000 933,350
Pittsburgh Water & Sewer Authority
,
Series B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,176,620
5.000%, 09/01/33 1,130,000 1,297,248
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,450,067
Total Pennsylvania 29,841,876
Rhode Island 0.1%
Rhode Island Housing & Mortgage
Finance Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 416,968
South Carolina 1.6%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 107,878

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/43
, Series A
650,000 664,652
4.000% 12/01/44
, Series A
950,000 891,626
5.500% 11/01/45 815,000 885,760
4.250% 02/01/48 1,000,000 984,431
5.000% 05/01/48 1,000,000 1,004,265
5.500% 11/01/48 455,000 491,271
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31
, Series A
950,000 958,801
5.000% 12/01/37
, Series B
930,000 943,312
4.125% 12/01/44
, Series B
1,000,000 964,469
Total South Carolina 7,896,465
South Dakota 0.1%
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 355,465
Tennessee 0.3%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,991
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer
Revenue
Revenue Bonds
5.000%, 07/01/34 1,000,000 1,175,840
Total Tennessee 1,281,831
Texas 10.9%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
1,130,000 1,035,862
4.750%, 06/15/49
(a)
250,000 226,780
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 250,748
Central Texas Turnpike System
Revenue Bonds
5.000% 08/15/35
, Series C
1,335,000 1,519,194
5.000% 08/15/37
, Series C
1,000,000 1,115,399
5.000% 08/15/38
, Series A
770,000 851,110
5.000% 08/15/38
, Series C
1,510,000 1,671,316
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,529,181
5.000%, 11/15/33 1,000,000 1,158,920
City of Dallas Tx
Series B
5.000%, 02/15/32 1,000,000 1,133,193
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 274,808
City of Houston TX
5.000%, 03/01/33 510,000 584,270
City of Houston Tx Airport System
Revenue
Series B
Revenue Bonds
5.500%, 07/15/37 500,000 535,061
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 400,000 400,246
5.000% 07/01/31
, Series A
1,490,000 1,638,592
5.000% 07/01/32
, Series A
1,000,000 1,106,844
5.500% 07/15/36
, Series B
1,500,000 1,611,687
4.000% 07/15/41
, Series B-1
1,450,000 1,309,088
4.500% 07/01/53
, Series A
1,000,000 966,510
City of Houston TX Combined Utility
System Revenue
Series A
Revenue Bonds
5.000%, 11/15/34 1,000,000 1,155,738
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
4.000% 02/01/32
, Series B
1,000,000 1,065,039
4.000% 02/01/36 750,000 751,976
5.000% 02/01/36 1,130,000 1,214,849
5.000% 02/01/40
, Series A
1,385,000 1,537,805
Clear Creek Independent School District
Series A
5.000%, 02/15/33 1,000,000 1,147,699
Collin County Community College District
,
Series A
5.000%, 08/15/32 700,000 755,389
5.000%, 08/15/33 490,000 528,037
County of Travis TX
Series A
5.000%, 03/01/32 635,000 677,719
Cypress-Fairbanks Independent School
District
3.000% 02/15/33
, Series A
1,000,000 969,177
5.000% 02/15/33 540,000 608,998
Dallas College
5.000%, 02/15/33 1,455,000 1,501,170
Dallas County Hospital District
5.000%, 08/15/30 280,000 295,356
Dallas Fort Worth International Airport
Revenue Bonds
5.000% 11/01/32
, Series B
1,000,000 1,143,638
4.000% 11/01/34 1,255,000 1,309,849
4.000% 11/01/35
, Series A
1,350,000 1,403,932
5.000% 11/01/39 1,215,000 1,356,483

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 387,083
5.000%, 05/15/33 400,000 440,987
5.000%, 05/15/35 350,000 372,434
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.250% 01/01/40
(c)
1,000,000 1,048,742
4.000% 08/15/40
, Series A
225,000 217,711
5.500% 08/15/49 1,000,000 1,095,378
North Texas Municipal Water District
Water System Revenue
Revenue Bonds
5.000%, 09/01/35 1,000,000 1,164,786
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/34
, Series D
(b)
410,000 317,782
4.000% 01/01/37
, Series A
465,000 466,912
5.000% 01/01/39
(c)
675,000 758,930
4.125% 01/01/40
, Series A
1,000,000 1,016,115
Northeast Higher Education Finance
Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 100,000 99,966
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 555,595
State of Texas
Series B
5.000%, 10/01/31 1,535,000 1,598,817
Tarrant County Cultural Education
Facilities Finance Corp.
Revenue Bonds
5.000%, 05/15/37 100,000 98,632
5.000%, 12/01/43 1,000,000 1,077,828
4.000%, 10/01/47 485,000 442,003
Texas Private Activity Bond Surface
Transportation Corp.
, Series A
Revenue Bonds
4.000%, 12/31/38 1,530,000 1,496,848
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29
, Series B
500,000 532,573
5.000% 10/15/31
, Series A
415,000 431,053
5.000% 04/15/32 260,000 281,924
4.000% 10/15/33
, Series A
805,000 821,803
4.000% 10/15/33
, Series B
1,000,000 1,027,974
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 776,304
5.000%, 08/01/30 550,000 592,956
3.000%, 08/01/31 1,415,000 1,399,034
Total Texas 54,861,833
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Utah 1.5%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,146,800
City of Salt Lake City UT Airport Revenue
,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 104,907
5.000%, 07/01/35 500,000 507,792
5.000%, 07/01/37 1,515,000 1,544,009
Intermountain Power Agency
Revenue Bonds
5.000% 07/01/29
, Series A
510,000 550,855
5.000% 07/01/35
, Series A
1,200,000 1,320,710
5.000% 07/01/37
, Series A
500,000 543,716
5.000% 07/01/38 1,355,000 1,476,589
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 500,448
Total Utah 7,695,826
Virginia 0.7%
Henrico County Economic Development
Authority
Revenue Bonds
5.000% 11/01/35 1,000,000 1,147,749
5.000% 11/01/48
, Series A
1,000,000 1,036,663
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 248,083
4.000%, 01/01/38 1,000,000 981,302
Total Virginia 3,413,797
Washington 1.7%
County of King
4.000%, 07/01/30 250,000 254,575
County of King Wa Sewer Revenue
Series A
Revenue Bonds
5.000%, 01/01/34 1,225,000 1,426,842
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 207,849
State of Washington
4.000% 07/01/29
, Series R-2022D
1,000,000 1,051,073
5.000% 08/01/30
, Series R-2018C
555,000 574,836
5.000% 08/01/31
, Series A-1
1,000,000 1,131,593
5.000% 08/01/31
, Series R-2018C
750,000 775,524
5.000% 08/01/33 1,000,000 1,163,461
Washington Health Care Facilities
Authority
Revenue Bonds
5.000% 08/01/38
, Series A-2
150,000 154,460
5.000% 09/01/45 300,000 306,836
5.250% 09/01/50 1,000,000 1,043,679

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 215,208
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 100,964
Total Washington 8,406,900
Wisconsin 2.0%
Public Finance Authority
Revenue Bonds
3.375% 10/01/39
, Series A
455,000 409,147
5.000% 10/01/44
, Series A
1,000,000 1,017,659
4.000% 01/01/45
, Series A
200,000 181,731
4.750% 07/01/45
(a)
500,000 464,947
State of Wisconsin
Series 3
5.000%, 11/01/28 655,000 676,232
State of Wisconsin Environmental
Improvement Fund Revenue
Series A
Revenue Bonds
5.000%, 06/01/34 1,000,000 1,179,120
Municipal Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33
, Series B
200,000 193,306
4.000% 04/01/39
, Series A
1,450,000 1,449,312
4.000% 08/15/41 1,000,000 979,240
3.500% 02/15/46
, Series A
690,000 567,783
4.000% 08/15/47 1,200,000 1,072,283
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue
, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,343,773
4.375%, 09/01/38 575,000 589,219
Total Wisconsin 10,123,752
Wyoming 0.2%
County of Campbell WY
Series A
Revenue Bonds
3.625%, 07/15/39 1,270,000 1,191,125
Total Municipal Bonds
(Cost $491,999,475) 494,924,918
Money Market Funds 1.4%
Shares Value ($)
Blackrock Liquid MuniCash
Institutional 3.015%
(d)
7,116,791 7,117,503
Total Money Market Funds
(Cost $7,117,503) 7,117,503
Total Investments in Securities
(Cost $499,116,978) 502,042,421
Other Assets & Liabilities, Net 2,257,499
Net Assets 504,299,920
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $13,247,814, which represents 2.63% of total net assets.
(b) Zero coupon bond.
(c) Represents a security purchased on a when-issued basis.
(d) The rate shown is the seven-day current annualized yield at October 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Fair Value Measurements (continued)
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 494,924,918 – 494,924,918
Money Market Funds 7,117,503 – – 7,117,503
Total Investments in Securities 7,117,503 494,924,918 – 502,042,421
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
Assets
Investments in securities, at value
Unaffiliated issuers (cost $499,116,978) $502,042,421
Receivable for:
Interest 6,466,104
Total assets 508,508,525
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 2,937,701
Investments purchased 1,174,835
Investment management fees 96,069
Total liabilities 4,208,605
Net assets applicable to outstanding capital stock $504,299,920
Represented by:
Paid-in capital $509,473,667
Total distributable earnings (loss) (5,173,747)
Total - representing net assets applicable to outstanding capital stock $504,299,920
Shares outstanding 24,400,000
Net asset value per share $20.67

STATEMENT OF OPERATIONS
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
Investment Income:
Interest $15,383,934
Dividends - unaffiliated issuers 39,485
Total income 15,423,419
Expenses:
Investment management fees 997,358
Total expenses 997,358
Net Investment Income 14,426,061
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (1,503,032)
Net realized loss (1,503,032)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 7,904,532
Net change in unrealized appreciation 7,904,532
Net realized and unrealized gain 6,401,500
Net Increase in net assets resulting from operations $20,827,561

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income $14,426,061 $12,094,084
Net realized loss (1,503,032) (4,082,133)
Net change in unrealized appreciation 7,904,532 25,212,321
Net increase in net assets resulting from operations 20,827,561 33,224,272
Distributions to shareholders
Net investment income and net realized gains (14,170,601) (11,883,422)
Shareholder transactions
Proceeds from shares sold 106,153,601 72,528,457
Cost of shares redeemed (16,309,767) (29,951,667)
Net increase in net assets resulting from shareholder transactions 89,843,834 42,576,790
Increase in net assets 96,500,794 63,917,640
Net Assets:
Net assets beginning of year 407,799,126 343,881,486
Net assets at end of year $504,299,920 $407,799,126
Capital stock activity
Shares outstanding, beginning of year 19,950,000 17,850,000
Shares sold 5,250,000 3,550,000
Shares redeemed (800,000) (1,450,000)
Shares outstanding, end of year 24,400,000 19,950,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $20.44 $19.27 $19.27 $22.30 $21.83
Income (loss) from investment operations:
Net investment income 0.67 0.62 0.51 0.34 0.37
Net realized and unrealized gain (loss) 0.23 1.16 (0.02) (3.03) 0.52
Total from investment operations 0.90 1.78 0.49 (2.69) 0.89
Less distributions to shareholders:
Net investment income (0.67) (0.61) (0.49) (0.32) (0.38)
Net realized gains – – – (0.02) (0.04)
Total distribution to shareholders (0.67) (0.61) (0.49) (0.34) (0.42)
Net asset value, end of year $20.67 $20.44 $19.27 $19.27 $22.30
Total Return at NAV 4.51% 9.30% 2.44% (12.17)% 4.11%
Total Return at Market Price 4.77% 9.09% 2.38% (12.40)% 3.85%
Ratios to average net assets:
Total gross expenses
(a)
0.23% 0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
Total net expenses
(a)(c)
0.23% 0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
Net investment income 3.33% 3.03% 2.53% 1.63% 1.65%
Supplemental data
Net assets, end of
year
(in thousands) $504,300 $407,799 $343,881 $223,585 $141,619
Portfolio turnover 21% 26% 11% 14% 6%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
20 Indexed ETF | 2025
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem
Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock
Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 21
quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The
Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated.
The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
22 Indexed ETF | 2025
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 23
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatment for capital loss carryforwards and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Year Ended October 31, 2025 Year Ended October 31, 2024
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
187,376 13,983,225 - 14,170,601 192,710 11,690,712 - 11,883,422
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
- 1,237,250 - (9,338,267) 2,927,270
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
499,115,151 8,508,518 (5,581,248) 2,927,270

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
24 Indexed ETF | 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $155,263,730 and $91,762,777, respectively, for the year ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was $26,137,428.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2025, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as
No expiration short-
term ($)
No expiration long-
term ($) Total ($) Utilized ($)
(2,001,319) (7,336,948) (9,338,267) -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 25
terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional
Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State
Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

26 Indexed ETF | 2025
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Columbia Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Indexed ETF | 2025 27
The Fund hereby designates the following tax attributes for the ﬁscal year ended
October 31, 2025
. Shareholders will be
notiﬁed in early 2026 of the amounts for use in preparing
2025
income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Exempt-
interest
dividends
98.70%

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
28 Indexed ETF | 2025
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2025 29
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
30 Indexed ETF | 2025
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio was somewhat higher than the median ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN303_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Indexed ETFs | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 29
Federal Income Tax Information 30
Approval of Investment Management Services Agreement 31

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 3
Common Stocks 98.0%
Issuer Shares Value ($)
Communication Services  9.1%
Diversified Telecommunication Services 0.7%
AT&T, Inc. 586,414 14,513,746
Liberty Global Ltd. Class A
(a)
13,980 153,780
Liberty Global Ltd. Class C
(a)
11,672 130,143
Verizon Communications, Inc. 357,153 14,193,260
Total 28,990,929
Entertainment 0.5%
Electronic Arts, Inc. 20,946 4,190,457
Walt Disney Co. (The) 152,492 17,173,649
Total 21,364,106
Interactive Media & Services 7.6%
Alphabet, Inc. Class A 307,159 86,370,039
Alphabet, Inc. Class C 416,938 117,501,467
Match Group, Inc. 20,470 662,000
Meta Platforms, Inc. Class A 186,646 121,011,934
Reddit , Inc. Class A
(a)
8,737 1,825,596
Total 327,371,036
Media 0.3%
Comcast Corp. Class A 309,185 8,606,165
DoubleVerify Holdings, Inc.
(a)
11,569 131,655
Fox Corp. Class A 17,536 1,133,702
Fox Corp. Class B 12,406 724,634
New York Times Co. (The) Class A 13,587 774,323
Nexstar Media Group, Inc. 2,483 485,998
Trade Desk, Inc. (The) Class A
(a)
38,092 1,915,266
Total 13,771,743
Wireless Telecommunication Services 0.0%
Millicom International Cellular SA 9,016 424,744
Total Communication Services 391,922,558
Consumer Discretionary  10.1%
Automobile Components 0.3%
Aptiv PLC
(a)
75,897 6,155,247
BorgWarner, Inc. 75,119 3,227,112
Lear Corp. 18,224 1,907,141
Total 11,289,500
Automobiles 0.9%
Ford Motor Co. 1,326,553 17,417,641
General Motors Co. 329,878 22,791,271
Total 40,208,912
Broadline Retail 0.3%
Dillard's, Inc. Class A 925 555,074
eBay, Inc. 156,115 12,693,711
Total 13,248,785
Diversified Consumer Services 0.2%
ADT, Inc. 175,383 1,550,386
Bright Horizons Family Solutions, Inc.
(a)
19,580 2,138,723
Grand Canyon Education, Inc.
(a)
9,241 1,740,080
H&R Block, Inc. 45,013 2,238,947
Total 7,668,136
Hotels, Restaurants & Leisure 2.7%
Aramark 88,833 3,364,994
Booking Holdings, Inc. 11,191 56,824,988
Boyd Gaming Corp. 18,542 1,443,866
Carnival Corp.
(a)
367,412 10,592,488
Darden Restaurants, Inc. 39,243 7,069,626
Expedia Group, Inc. 41,022 9,024,840
Royal Caribbean Cruises Ltd. 83,457 23,937,971
Travel + Leisure Co. 20,923 1,313,546
Common Stocks (continued)
Issuer Shares Value ($)
Wynn Resorts Ltd. 28,036 3,336,004
Total 116,908,323
Household Durables 1.0%
DR Horton, Inc. 89,660 13,366,513
Garmin Ltd. 56,123 12,006,955
NVR, Inc.
(a)
937 6,756,538
PulteGroup, Inc. 67,215 8,057,062
Toll Brothers, Inc. 33,182 4,477,911
Total 44,664,979
Leisure Products 0.1%
Mattel, Inc.
(a)
110,192 2,025,329
Specialty Retail 3.5%
Bath & Body Works, Inc. 66,054 1,617,002
Chewy, Inc. Class A
(a)
71,680 2,417,050
Five Below, Inc.
(a)
18,516 2,912,011
GameStop Corp. Class A
(a)
138,023 3,076,533
Gap, Inc. (The) 77,102 1,761,781
Lowe's Cos., Inc. 192,853 45,924,085
O'Reilly Automotive, Inc.
(a)
283,808 26,802,827
TJX Cos., Inc. (The) 381,330 53,439,586
Ulta Beauty, Inc.
(a)
15,381 7,996,274
Wayfair, Inc. Class A
(a)
31,640 3,275,056
Total 149,222,205
Textiles, Apparel & Luxury Goods 1.1%
Birkenstock Holding PLC
(a)
18,502 738,415
Crocs, Inc.
(a)
19,287 1,575,555
Deckers Outdoor Corp.
(a)
50,925 4,150,388
NIKE, Inc. Class B 405,902 26,217,210
Ralph Lauren Corp. 13,102 4,188,185
Sensata Technologies Holding PLC Class
A
(a)
75,141 2,791,488
Tapestry, Inc. 70,124 7,701,018
Total 47,362,259
Total Consumer Discretionary 432,598,428
Consumer Staples  4.2%
Beverages 0.3%
Boston Beer Co., Inc. (The) Class A
(a)
3,636 752,616
Coca-Cola Consolidated, Inc. 22,171 2,890,655
Constellation Brands, Inc. Class A 62,402 8,198,375
Molson Coors Beverage Co. Class B 74,677 3,264,878
Total 15,106,524
Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc. Class A 172,140 3,045,157
Kroger Co. (The) 239,481 15,238,176
Maplebear , Inc.
(a)
74,508 2,746,365
Target Corp. 199,664 18,512,846
US Foods Holding Corp.
(a)
99,393 7,217,920
Walgreens Boots Alliance, Inc.
(b),(c),(d)
270,639 135,319
Total 46,895,783
Food Products 0.8%
Conagra Brands, Inc. 205,952 3,540,315
General Mills, Inc. 238,301 11,107,210
Ingredion, Inc. 27,740 3,201,473
Kraft Heinz Co. (The) 367,687 9,092,899
Pilgrim's Pride Corp. 17,898 681,914
Smithfield Foods, Inc. 20,009 443,399
Tyson Foods, Inc. Class A 121,575 6,250,171
Total 34,317,381

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Household Products 1.1%
Colgate-Palmolive Co. 355,513 27,392,277
Kimberly-Clark Corp. 145,858 17,460,661
Reynolds Consumer Products, Inc. 23,616 577,175
Total 45,430,113
Tobacco 0.9%
Altria Group, Inc. 715,113 40,318,071
Total Consumer Staples 182,067,872
Energy  2.8%
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream Corp. 33,314 574,666
Chevron Corp. 188,842 29,784,160
Chord Energy Corp. 5,705 517,558
Civitas Resources, Inc. 9,344 269,387
ConocoPhillips 128,070 11,380,300
EOG Resources, Inc. 54,130 5,729,119
Exxon Mobil Corp. 427,881 48,932,471
HF Sinclair Corp. 15,788 814,661
Kinder Morgan, Inc. 193,321 5,063,077
Marathon Petroleum Corp. 30,405 5,926,239
Permian Resources Corp. 67,586 848,880
Valero Energy Corp. 30,560 5,181,754
Williams Cos., Inc. (The) 120,080 6,949,030
Total 121,971,302
Total Energy 121,971,302
Financials  12.8%
Banks 4.8%
Bank OZK 19,546 879,375
Citigroup, Inc. 333,759 33,786,424
Columbia Banking System, Inc. 54,646 1,464,513
Huntington Bancshares, Inc. 281,664 4,348,892
JPMorgan Chase & Co. 501,418 156,001,168
Popular, Inc. 12,252 1,365,731
Regions Financial Corp. 160,892 3,893,586
Synovus Financial Corp. 24,991 1,115,598
Western Alliance Bancorp 19,629 1,518,303
Wintrust Financial Corp. 11,964 1,555,559
Zions Bancorp NA 26,119 1,361,061
Total 207,290,210
Capital Markets 3.0%
Affiliated Managers Group, Inc. 4,981 1,185,279
Bank of New York Mellon Corp. (The) 128,132 13,829,287
BlackRock, Inc. 28,334 30,680,338
Brookfield Asset Management Ltd. Class A 70,857 3,830,529
Cboe Global Markets, Inc. 19,292 4,738,887
CME Group, Inc. 64,308 17,073,131
Franklin Resources, Inc. 56,216 1,271,044
Houlihan Lokey , Inc. 9,766 1,748,895
Invesco Ltd. 66,913 1,585,838
Janus Henderson Group PLC 22,779 992,253
Morgan Stanley 208,645 34,217,780
Raymond James Financial, Inc. 33,468 5,310,368
SEI Investments Co. 19,480 1,570,283
State Street Corp. 50,755 5,870,323
T Rowe Price Group, Inc. 40,324 4,134,420
Virtu Financial, Inc. Class A 14,201 494,763
Total 128,533,418
Consumer Finance 0.1%
SLM Corp. 38,598 1,036,357
Common Stocks (continued)
Issuer Shares Value ($)
Synchrony Financial 67,085 4,989,782
Total 6,026,139
Financial Services 3.5%
Corpay , Inc.
(a)
13,059 3,399,911
Equitable Holdings, Inc. 54,839 2,709,047
Fidelity National Information Services, Inc. 97,481 6,094,512
Fiserv, Inc.
(a)
100,259 6,686,273
Global Payments, Inc. 45,048 3,502,932
Jack Henry & Associates, Inc. 13,415 1,998,030
MGIC Investment Corp. 42,623 1,168,723
PayPal Holdings, Inc.
(a)
181,083 12,543,619
Visa, Inc. Class A 328,171 111,820,986
Total 149,924,033
Insurance 1.3%
Allstate Corp. (The) 49,580 9,495,562
Assurant, Inc. 9,381 1,986,145
Axis Capital Holdings Ltd. 13,898 1,301,687
Brighthouse Financial, Inc.
(a)
10,228 583,712
CNA Financial Corp. 3,928 174,992
Globe Life, Inc. 15,372 2,021,572
Hanover Insurance Group, Inc. (The) 6,797 1,161,471
Hartford Financial Services Group, Inc.
(The) 51,350 6,376,643
Kemper Corp. 11,410 513,336
Lincoln National Corp. 31,154 1,308,468
Marsh & McLennan Cos., Inc. 90,917 16,196,863
MetLife, Inc. 102,069 8,147,148
Old Republic International Corp. 41,917 1,654,045
RenaissanceRe Holdings Ltd. 8,570 2,177,551
Unum Group 30,738 2,256,784
Total 55,355,979
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc. 118,355 2,505,575
Rithm Capital Corp. 97,678 1,071,528
Total 3,577,103
Total Financials 550,706,882
Health Care  8.8%
Biotechnology 1.8%
AbbVie, Inc. 121,020 26,387,201
Alnylam Pharmaceuticals, Inc.
(a)
8,262 3,767,802
Amgen, Inc. 36,548 10,907,020
Apellis Pharmaceuticals, Inc.
(a)
7,487 160,746
Biogen, Inc.
(a)
9,835 1,517,245
BioMarin Pharmaceutical, Inc.
(a)
12,857 688,750
Exact Sciences Corp.
(a)
12,428 803,967
Exelixis , Inc.
(a)
17,941 693,778
Gilead Sciences, Inc. 84,284 10,096,380
Halozyme Therapeutics, Inc.
(a)
8,302 541,207
Incyte Corp.
(a)
11,069 1,034,730
Insmed , Inc.
(a)
12,251 2,322,790
Ionis Pharmaceuticals, Inc.
(a)
9,577 711,571
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 158
Moderna , Inc.
(a)
23,751 645,077
Natera , Inc.
(a)
8,422 1,675,388
Neurocrine Biosciences, Inc.
(a)
6,536 936,021
Regeneron Pharmaceuticals, Inc. 7,213 4,701,433
Revolution Medicines, Inc.
(a)
11,621 683,780
Roivant Sciences Ltd.
(a)
25,022 500,190
Sarepta Therapeutics, Inc.
(a)
6,599 158,442

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
Summit Therapeutics, Inc.
(a)
7,596 143,640
Ultragenyx Pharmaceutical, Inc.
(a)
5,781 200,023
United Therapeutics Corp.
(a)
3,044 1,355,889
Vertex Pharmaceuticals, Inc.
(a)
17,372 7,393,002
Viking Therapeutics, Inc.
(a)
7,572 288,342
Total 78,314,572
Health Care Equipment & Supplies 0.6%
Align Technology, Inc.
(a)
24,314 3,352,414
Baxter International, Inc. 185,234 3,421,272
DENTSPLY SIRONA, Inc. 72,559 914,969
Envista Holdings Corp.
(a)
59,317 1,207,101
Globus Medical, Inc. Class A
(a)
40,317 2,434,744
Inspire Medical Systems, Inc.
(a)
9,825 708,186
Solventum Corp.
(a)
52,775 3,643,586
STERIS PLC 35,193 8,294,990
Teleflex, Inc. 15,995 1,990,898
Total 25,968,160
Health Care Providers & Services 3.2%
Cardinal Health, Inc. 83,528 15,934,637
Cencora , Inc. 64,077 21,645,851
Cigna Group (The) 92,719 22,661,451
CVS Health Corp. 448,469 35,047,852
DaVita, Inc.
(a)
13,240 1,575,825
McKesson Corp. 44,291 35,935,060
Universal Health Services, Inc. Class B 19,167 4,159,431
Total 136,960,107
Health Care Technology 0.4%
Veeva Systems, Inc. Class A
(a)
52,960 15,421,952
Life Sciences Tools & Services 0.6%
Charles River Laboratories International,
Inc.
(a)
17,510 3,153,026
IQVIA Holdings, Inc.
(a)
61,363 13,282,635
Medpace Holdings, Inc.
(a)
7,716 4,513,165
QIAGEN NV 76,066 3,563,692
Total 24,512,518
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co. 745,108 34,327,125
Elanco Animal Health, Inc.
(a)
180,075 3,988,661
Jazz Pharmaceuticals PLC
(a)
20,912 2,878,328
Perrigo Co. PLC 48,486 1,005,600
Pfizer, Inc. 2,036,285 50,194,425
Viatris , Inc. 418,855 4,339,338
Total 96,733,477
Total Health Care 377,910,786
Industrials  9.0%
Air Freight & Logistics 0.3%
FedEx Corp. 40,259 10,218,539
Building Products 1.1%
A O Smith Corp. 21,642 1,428,155
Allegion PLC 15,949 2,643,866
Builders FirstSource , Inc.
(a)
19,800 2,300,166
Hayward Holdings, Inc.
(a)
38,011 645,047
Johnson Controls International PLC 125,769 14,386,716
Masco Corp. 40,337 2,612,224
Owens Corning 16,416 2,089,921
Trane Technologies PLC 42,213 18,938,862
Total 45,044,957
Commercial Services & Supplies 0.3%
Cintas Corp. 65,391 11,984,209
Common Stocks (continued)
Issuer Shares Value ($)
Construction & Engineering 0.5%
AECOM 25,427 3,416,117
API Group Corp.
(a)
65,399 2,407,991
Comfort Systems USA, Inc. 6,677 6,447,178
EMCOR Group, Inc. 8,270 5,588,701
MasTec , Inc.
(a)
11,680 2,384,589
Valmont Industries, Inc. 3,826 1,581,783
Total 21,826,359
Electrical Equipment 0.9%
Acuity Brands, Inc. 5,517 2,013,981
AMETEK, Inc. 43,276 8,746,512
Emerson Electric Co. 105,305 14,697,419
Generac Holdings, Inc.
(a)
10,967 1,842,675
nVent Electric PLC 30,321 3,467,206
Rockwell Automation, Inc. 21,255 7,829,492
Sensata Technologies Holding PLC 27,501 875,357
Total 39,472,642
Ground Transportation 1.5%
Lyft, Inc. Class A
(a)
76,346 1,562,039
Ryder System, Inc. 7,465 1,263,302
Uber Technologies, Inc.
(a)
381,348 36,800,082
Union Pacific Corp. 112,623 24,818,731
Total 64,444,154
Machinery 2.8%
Allison Transmission Holdings, Inc. 16,478 1,360,259
Caterpillar, Inc. 86,900 50,163,894
CNH Industrial NV 166,207 1,743,511
Fortive Corp. 64,160 3,229,814
Gates Industrial Corp. PLC
(a)
47,371 1,045,952
Graco , Inc. 31,139 2,546,236
Illinois Tool Works, Inc. 55,401 13,513,412
Lincoln Electric Holdings, Inc. 10,090 2,365,600
Middleby Corp. (The)
(a)
9,453 1,174,346
Mueller Industries, Inc. 20,422 2,162,077
Otis Worldwide Corp. 75,511 7,004,400
Parker-Hannifin Corp. 24,408 18,863,235
Pentair PLC 30,522 3,246,015
Snap-on, Inc. 9,627 3,230,340
Stanley Black & Decker, Inc. 29,348 1,987,447
Toro Co. (The) 18,098 1,352,464
Westinghouse Air Brake Technologies
Corp. 32,297 6,602,799
Total 121,591,801
Passenger Airlines 0.4%
Alaska Air Group, Inc.
(a)
22,132 923,568
American Airlines Group, Inc.
(a)
124,867 1,639,504
Delta Air Lines, Inc. 127,244 7,301,261
Southwest Airlines Co. 90,313 2,736,484
United Airlines Holdings, Inc.
(a)
64,026 6,021,005
Total 18,621,822
Professional Services 1.1%
Automatic Data Processing, Inc. 76,287 19,857,506
Booz Allen Hamilton Holding Corp. 23,348 2,035,012
Broadridge Financial Solutions, Inc. 21,858 4,817,503
ExlService Holdings, Inc.
(a)
32,518 1,271,454
Genpact Ltd. 32,603 1,243,804
Leidos Holdings, Inc. 23,874 4,547,281
Paychex, Inc. 62,079 7,265,105
Paycom Software, Inc. 9,985 1,868,094

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Paylocity Holding Corp.
(a)
8,408 1,187,798
Science Applications International Corp. 8,828 827,272
SS&C Technologies Holdings, Inc. 40,147 3,409,283
Total 48,330,112
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc. 7,306 1,878,299
MSC Industrial Direct Co., Inc. Class A 8,301 704,838
Total 2,583,137
Total Industrials 384,117,732
Information Technology  34.7%
Communications Equipment 1.6%
Arista Networks, Inc.
(a)
142,025 22,395,922
Cisco Systems, Inc. 490,745 35,878,367
F5, Inc.
(a)
7,375 1,866,244
Motorola Solutions, Inc. 20,870 8,488,038
Ubiquiti, Inc. 487 383,356
Total 69,011,927
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
6,682 745,377
Avnet, Inc. 10,691 517,979
Flex Ltd.
(a)
44,623 2,789,830
Keysight Technologies, Inc.
(a)
21,783 3,985,418
Ralliant Corp. 21,385 939,229
Zebra Technologies Corp. Class A
(a)
6,520 1,755,510
Total 10,733,343
IT Services 0.2%
GoDaddy , Inc. Class A
(a)
17,406 2,317,261
Okta , Inc.
(a)
20,574 1,883,138
VeriSign, Inc. 10,731 2,573,294
Total 6,773,693
Semiconductors & Semiconductor Equipment 15.8%
Advanced Micro Devices, Inc.
(a)
198,022 50,717,395
Cirrus Logic, Inc.
(a)
6,556 869,653
Enphase Energy, Inc.
(a)
20,412 622,770
GLOBALFOUNDRIES, Inc.
(a)
12,840 457,104
Marvell Technology, Inc. 103,507 9,702,746
MKS, Inc. 8,627 1,239,786
NVIDIA Corp. 2,875,499 582,259,793
ON Semiconductor Corp.
(a)
53,757 2,692,151
Onto Innovation, Inc.
(a)
6,066 818,667
QUALCOMM, Inc. 139,677 25,267,569
Skyworks Solutions, Inc. 18,499 1,437,742
Teradyne, Inc. 20,451 3,717,174
Total 679,802,550
Software 5.5%
Adobe, Inc.
(a)
56,803 19,330,629
AppLovin Corp. Class A
(a)
33,933 21,626,519
Autodesk, Inc.
(a)
26,626 8,023,479
BILL Holdings, Inc.
(a)
11,306 561,456
Datadog , Inc. Class A
(a)
36,912 6,009,643
DocuSign, Inc.
(a)
25,244 1,846,346
Dropbox, Inc. Class A
(a)
23,317 676,193
Fair Isaac Corp.
(a)
3,060 5,078,162
Fortinet, Inc.
(a)
80,958 6,997,200
Intuit, Inc. 34,312 22,904,976
Manhattan Associates, Inc.
(a)
7,799 1,419,964
Nutanix , Inc. Class A
(a)
31,861 2,269,778
Palantir Technologies, Inc. Class A
(a)
280,832 56,298,391
Palo Alto Networks, Inc.
(a)
81,352 17,916,965
Common Stocks (continued)
Issuer Shares Value ($)
Pegasystems , Inc. 21,809 1,388,143
PTC, Inc.
(a)
15,519 3,081,142
Rubrik , Inc. Class A
(a)
15,708 1,182,341
Salesforce, Inc. 117,940 30,712,755
ServiceNow , Inc.
(a)
26,548 24,405,045
Uipath , Inc. Class A
(a)
51,355 814,490
Zoom Communications, Inc.
(a)
32,822 2,863,063
Total 235,406,680
Technology Hardware, Storage & Peripherals 11.4%
Apple, Inc. 1,796,741 485,784,864
NetApp, Inc. 25,292 2,978,892
Total 488,763,756
Total Information Technology 1,490,491,949
Materials  2.2%
Chemicals 0.4%
Axalta Coating Systems Ltd.
(a)
53,774 1,530,946
CF Industries Holdings, Inc. 39,055 3,252,891
Eastman Chemical Co. 28,877 1,718,759
LyondellBasell Industries NV Class A 65,268 3,029,740
NewMarket Corp. 1,272 976,769
PPG Industries, Inc. 55,142 5,390,130
Scotts Miracle- Gro Co. (The) 10,819 579,033
Total 16,478,268
Construction Materials 0.5%
CRH PLC 168,509 20,069,422
Eagle Materials, Inc. 7,856 1,667,986
Total 21,737,408
Containers & Packaging 0.2%
Crown Holdings, Inc. 27,634 2,685,472
Packaging Corp. of America 21,610 4,230,374
Sealed Air Corp. 36,673 1,228,912
Silgan Holdings, Inc. 21,574 833,188
Total 8,977,946
Metals & Mining 1.1%
Anglogold Ashanti PLC 126,217 8,582,756
Newmont Corp. 265,373 21,487,252
Nucor Corp. 54,437 8,168,272
Reliance, Inc. 12,695 3,585,449
Steel Dynamics, Inc. 35,883 5,626,454
Total 47,450,183
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 15,705 1,368,063
Total Materials 96,011,868
Real Estate  2.0%
Diversified REITs 0.1%
WP Carey, Inc. 34,993 2,309,538
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. 28,656 1,668,352
Healthpeak Properties, Inc. 113,705 2,041,005
Omega Healthcare Investors, Inc. 45,919 1,929,976
Total 5,639,333
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc. 112,170 1,796,964
Park Hotels & Resorts, Inc. 32,770 337,203
Total 2,134,167
Industrial REITs 0.0%
STAG Industrial, Inc. 30,196 1,155,601
Office REITs 0.0%
Kilroy Realty Corp. 19,614 828,691

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 7
Common Stocks (continued)
Issuer Shares Value ($)
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
48,909 7,455,199
Howard Hughes Holdings, Inc.
(a)
5,067 401,712
Jones Lang LaSalle, Inc.
(a)
7,846 2,393,736
Zillow Group, Inc. Class A
(a)
8,530 610,151
Zillow Group, Inc. Class C
(a)
27,837 2,087,218
Total 12,948,016
Residential REITs 0.1%
Invitation Homes, Inc. 99,281 2,794,760
Retail REITs 0.3%
Brixmor Property Group, Inc. 49,075 1,283,802
NNN REIT, Inc. 30,174 1,220,840
Simon Property Group, Inc. 53,368 9,379,960
Total 11,884,602
Specialized REITs 1.1%
American Tower Corp. 75,686 13,546,280
EPR Properties 11,873 582,014
Equinix , Inc. 16,161 13,672,368
Gaming and Leisure Properties, Inc. 43,563 1,945,524
Public Storage 26,154 7,285,458
SBA Communications Corp. 17,560 3,362,389
VICI Properties, Inc. 172,193 5,164,068
Total 45,558,101
Total Real Estate 85,252,809
Utilities  2.3%
Electric Utilities 1.7%
American Electric Power Co., Inc. 170,964 20,560,131
Edison International 118,258 6,549,128
Entergy Corp. 143,588 13,797,371
Evergy , Inc. 73,611 5,654,061
Exelon Corp. 322,910 14,892,609
PG&E Corp. 685,665 10,943,213
Total 72,396,513
Gas Utilities 0.1%
MDU Resources Group, Inc. 65,619 1,258,572
National Fuel Gas Co. 28,082 2,215,951
UGI Corp. 67,704 2,263,345
Total 5,737,868
Independent Power and Renewable Electricity
Producers 0.1%
AES Corp. (The) 249,412 3,459,344
Clearway Energy, Inc. Class A 11,318 339,427
Clearway Energy, Inc. Class C 26,253 838,258
Total 4,637,029
Multi-Utilities 0.4%
Ameren Corp. 86,337 8,808,101
Common Stocks (continued)
Issuer Shares Value ($)
NiSource, Inc. 149,572 6,298,477
Total 15,106,578
Total Utilities 97,877,988
Total Common Stocks
(Cost $3,701,212,703) 4,210,930,174
Exchange-Traded Equity Funds 1.6%
Issuer Shares Value ($)
Communication Services  1.0%
Communication Services Select Sector
SPDR Fund 390,609 44,845,819
Equity Funds  0.6%
VanEck Semiconductor ETF 35,225 12,787,379
Vanguard Communication Services ETF 69,070 12,891,916
Total 25,679,295
Total Exchange-Traded Equity Funds
(Cost $70,026,706) 70,525,114
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.878%
(e)
11,078,911 11,078,911
Total Money Market Funds
(Cost $11,078,911) 11,078,911
Total Investments in Securities
(Cost $3,782,318,320) 4,292,534,199
Other Assets & Liabilities, Net 2,347,477
Net Assets 4,294,881,676

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
158
Walgreens Boots Alliance, Inc.
08/29/2025
270,639
—
135,319
—
135,477
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the value of these securities amounted to $135,477, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s
Board of Trustees. At October 31, 2025, the total market value of these securities amounted to $135,477, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at October 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 9
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 391,922,558 – – 391,922,558
Consumer Discretionary 432,598,428 – – 432,598,428
Consumer Staples 181,932,553 – 135,319 182,067,872
Energy 121,971,302 – – 121,971,302
Financials 550,706,882 – – 550,706,882
Health Care 377,910,628 – 158 377,910,786
Industrials 384,117,732 – – 384,117,732
Information Technology 1,490,491,949 – – 1,490,491,949
Materials 96,011,868 – – 96,011,868
Real Estate 85,252,809 – – 85,252,809
Utilities 97,877,988 – – 97,877,988
Total Common Stocks 4,210,794,697 – 135,477 4,210,930,174
Exchange-Traded Equity Funds 70,525,114 – – 70,525,114
Money Market Funds 11,078,911 – – 11,078,911
Total Investments in Securities 4,292,398,722 – 135,477 4,292,534,199
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2025
Common Stocks 96.0%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 1.4%
AT&T, Inc. 25,183 623,279
Liberty Global Ltd. Class A
(a)
610 6,710
Liberty Global Ltd. Class C
(a)
499 5,564
Verizon Communications, Inc. 15,339 609,572
Total 1,245,125
Entertainment 1.0%
Electronic Arts, Inc. 900 180,054
Walt Disney Co. (The) 6,556 738,337
Total 918,391
Interactive Media & Services 5.5%
Alphabet, Inc. Class A 7,805 2,194,688
Alphabet, Inc. Class C 6,348 1,788,993
Match Group, Inc. 879 28,427
Meta Platforms, Inc. Class A 1,427 925,195
Total 4,937,303
Media 0.6%
Comcast Corp. Class A 13,271 369,398
DoubleVerify Holdings, Inc.
(a)
255 2,902
Fox Corp. Class A 758 49,005
Fox Corp. Class B 530 30,957
New York Times Co. (The) Class A 593 33,795
Nexstar Media Group, Inc. 96 18,790
Total 504,847
Wireless Telecommunication Services 0.0%
Millicom International Cellular SA 390 18,373
Total Communication Services 7,624,039
Consumer Discretionary  7.9%
Automobile Components 0.4%
Aptiv PLC
(a)
2,644 214,429
BorgWarner, Inc. 2,607 111,997
Lear Corp. 639 66,871
Total 393,297
Automobiles 0.9%
General Motors Co. 11,459 791,702
Broadline Retail 0.5%
Dillard's, Inc. Class A 32 19,202
eBay, Inc. 5,428 441,351
Total 460,553
Diversified Consumer Services 0.2%
ADT, Inc. 6,098 53,906
Grand Canyon Education, Inc.
(a)
235 44,251
H&R Block, Inc. 1,296 64,463
Total 162,620
Hotels, Restaurants & Leisure 0.6%
Aramark 3,090 117,049
Booking Holdings, Inc. 23 116,788
Boyd Gaming Corp. 650 50,616
Carnival Corp.
(a)
8,832 254,627
Darden Restaurants, Inc. 74 13,331
Travel + Leisure Co. 491 30,825
Total 583,236
Household Durables 1.5%
DR Horton, Inc. 3,119 464,981
Garmin Ltd. 1,954 418,039
PulteGroup, Inc. 2,335 279,896
Toll Brothers, Inc. 1,152 155,462
Total 1,318,378
Common Stocks (continued)
Issuer Shares Value ($)
Leisure Products 0.1%
Mattel, Inc.
(a)
3,837 70,524
Specialty Retail 2.4%
Bath & Body Works, Inc. 2,294 56,157
Five Below, Inc.
(a)
649 102,068
Gap, Inc. (The) 2,687 61,398
Lowe's Cos., Inc. 6,702 1,595,947
O'Reilly Automotive, Inc.
(a)
796 75,174
Ulta Beauty, Inc.
(a)
396 205,873
Wayfair, Inc. Class A
(a)
898 92,952
Total 2,189,569
Textiles, Apparel & Luxury Goods 1.3%
Birkenstock Holding PLC
(a)
460 18,358
Crocs, Inc.
(a)
662 54,079
NIKE, Inc. Class B 14,108 911,236
Ralph Lauren Corp. 420 134,257
Tapestry, Inc. 206 22,623
Total 1,140,553
Total Consumer Discretionary 7,110,432
Consumer Staples  6.8%
Beverages 0.6%
Boston Beer Co., Inc. (The) Class A
(a)
146 30,221
Constellation Brands, Inc. Class A 2,573 338,041
Molson Coors Beverage Co. Class B 3,077 134,526
Total 502,788
Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc. Class A 7,097 125,546
Kroger Co. (The) 9,881 628,728
Maplebear , Inc.
(a)
3,070 113,160
Target Corp. 8,228 762,900
US Foods Holding Corp.
(a)
4,096 297,452
Walgreens Boots Alliance, Inc.
(b),(c),(d)
11,629 5,814
Total 1,933,600
Food Products 1.1%
Conagra Brands, Inc. 8,495 146,029
Ingredion, Inc. 1,139 131,452
Kraft Heinz Co. (The) 15,160 374,907
Pilgrim's Pride Corp. 745 28,384
Smithfield Foods, Inc. 817 18,105
Tyson Foods, Inc. Class A 5,014 257,770
Total 956,647
Household Products 1.2%
Colgate-Palmolive Co. 7,711 594,133
Kimberly-Clark Corp. 3,847 460,524
Reynolds Consumer Products, Inc. 972 23,756
Total 1,078,413
Tobacco 1.8%
Altria Group, Inc. 29,482 1,662,195
Total Consumer Staples 6,133,643
Energy  5.9%
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp. 8,280 1,305,922
Civitas Resources, Inc. 412 11,878
ConocoPhillips 5,614 498,860
EOG Resources, Inc. 2,368 250,629
Exxon Mobil Corp. 18,771 2,146,652
HF Sinclair Corp. 622 32,095
Kinder Morgan, Inc. 8,483 222,170
Marathon Petroleum Corp. 1,334 260,010

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 11
Common Stocks (continued)
Issuer Shares Value ($)
Permian Resources Corp. 2,967 37,265
Valero Energy Corp. 1,352 229,245
Williams Cos., Inc. (The) 4,984 288,424
Total 5,283,150
Total Energy 5,283,150
Financials  18.0%
Banks 7.4%
Bank OZK 943 42,426
Citigroup, Inc. 13,384 1,354,862
Columbia Banking System, Inc. 2,673 71,636
Huntington Bancshares, Inc. 13,757 212,408
JPMorgan Chase & Co. 14,459 4,498,484
Popular, Inc. 541 60,305
Regions Financial Corp. 7,865 190,333
Synovus Financial Corp. 1,225 54,684
Western Alliance Bancorp 754 58,322
Wintrust Financial Corp. 586 76,192
Zions Bancorp NA 1,281 66,753
Total 6,686,405
Capital Markets 5.8%
Affiliated Managers Group, Inc. 248 59,014
BlackRock, Inc. 1,382 1,496,443
Brookfield Asset Management Ltd. Class A 2,270 122,716
Cboe Global Markets, Inc. 931 228,691
CME Group, Inc. 3,143 834,435
Houlihan Lokey , Inc. 296 53,008
Invesco Ltd. 3,263 77,333
Janus Henderson Group PLC 1,124 48,961
Morgan Stanley 10,184 1,670,176
Raymond James Financial, Inc. 1,638 259,902
SEI Investments Co. 940 75,773
State Street Corp. 2,478 286,606
Virtu Financial, Inc. Class A 708 24,667
Total 5,237,725
Consumer Finance 0.3%
SLM Corp. 1,633 43,846
Synchrony Financial 3,277 243,743
Total 287,589
Financial Services 1.6%
Fidelity National Information Services, Inc. 4,766 297,970
Fiserv, Inc.
(a)
3,548 236,616
Global Payments, Inc. 2,194 170,605
Jack Henry & Associates, Inc. 658 98,003
MGIC Investment Corp. 2,083 57,116
PayPal Holdings, Inc.
(a)
8,850 613,040
Total 1,473,350
Insurance 2.7%
Allstate Corp. (The) 2,420 463,478
Axis Capital Holdings Ltd. 682 63,876
Brighthouse Financial, Inc.
(a)
509 29,049
CNA Financial Corp. 196 8,732
Hanover Insurance Group, Inc. (The) 329 56,219
Hartford Financial Services Group, Inc.
(The) 2,519 312,809
Kemper Corp. 548 24,654
Lincoln National Corp. 1,532 64,344
Marsh & McLennan Cos., Inc. 3,904 695,498
MetLife, Inc. 4,995 398,701
Old Republic International Corp. 2,048 80,814
Common Stocks (continued)
Issuer Shares Value ($)
RenaissanceRe Holdings Ltd. 417 105,956
Unum Group 1,511 110,938
Total 2,415,068
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management, Inc. 5,788 122,532
Rithm Capital Corp. 4,776 52,393
Total 174,925
Total Financials 16,275,062
Health Care  11.4%
Biotechnology 1.1%
Amgen, Inc. 431 128,623
Biogen, Inc.
(a)
460 70,964
BioMarin Pharmaceutical, Inc.
(a)
591 31,660
Exact Sciences Corp.
(a)
532 34,415
Exelixis , Inc.
(a)
155 5,994
Gilead Sciences, Inc. 2,808 336,370
Incyte Corp.
(a)
370 34,588
Insmed , Inc.
(a)
32 6,067
Ionis Pharmaceuticals, Inc.
(a)
29 2,155
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 26
Moderna , Inc.
(a)
1,071 29,088
Neurocrine Biosciences, Inc.
(a)
38 5,442
Regeneron Pharmaceuticals, Inc. 328 213,790
Revolution Medicines, Inc.
(a)
524 30,832
Roivant Sciences Ltd.
(a)
1,140 22,789
Sarepta Therapeutics, Inc.
(a)
50 1,201
United Therapeutics Corp.
(a)
133 59,242
Viking Therapeutics, Inc.
(a)
320 12,186
Total 1,025,432
Health Care Equipment & Supplies 0.6%
Align Technology, Inc.
(a)
1,039 143,257
Baxter International, Inc. 7,957 146,966
DENTSPLY SIRONA, Inc. 3,118 39,318
Envista Holdings Corp.
(a)
2,551 51,913
Globus Medical, Inc. Class A
(a)
1,719 103,810
Teleflex, Inc. 680 84,640
Total 569,904
Health Care Providers & Services 4.2%
Cardinal Health, Inc. 1,784 340,334
Cigna Group (The) 3,660 894,540
CVS Health Corp. 19,243 1,503,840
Humana, Inc. 1,793 498,795
McKesson Corp. 144 116,833
Tenet Healthcare Corp.
(a)
1,287 265,753
Universal Health Services, Inc. Class B 811 175,995
Total 3,796,090
Health Care Technology 0.2%
Veeva Systems, Inc. Class A
(a)
467 135,990
Life Sciences Tools & Services 1.0%
Charles River Laboratories International,
Inc.
(a)
756 136,133
IQVIA Holdings, Inc.
(a)
2,622 567,558
QIAGEN NV 3,263 152,872
Total 856,563
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 25,818 1,189,435
Elanco Animal Health, Inc.
(a)
7,728 171,175
Jazz Pharmaceuticals PLC
(a)
898 123,601
Perrigo Co. PLC 2,072 42,973

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Pfizer, Inc. 87,374 2,153,769
Viatris , Inc. 17,980 186,273
Total 3,867,226
Total Health Care 10,251,205
Industrials  13.6%
Air Freight & Logistics 0.5%
FedEx Corp. 1,903 483,020
Building Products 1.3%
Allegion PLC 754 124,991
Builders FirstSource , Inc.
(a)
930 108,038
Hayward Holdings, Inc.
(a)
1,804 30,614
Johnson Controls International PLC 5,960 681,764
Masco Corp. 1,907 123,497
Owens Corning 776 98,793
Total 1,167,697
Construction & Engineering 0.7%
AECOM 1,203 161,623
API Group Corp.
(a)
3,092 113,847
EMCOR Group, Inc. 256 173,000
MasTec , Inc.
(a)
430 87,789
Valmont Industries, Inc. 175 72,350
Total 608,609
Electrical Equipment 2.1%
Acuity Brands, Inc. 267 97,468
AMETEK, Inc. 2,059 416,145
Emerson Electric Co. 4,998 697,571
Generac Holdings, Inc.
(a)
512 86,026
nVent Electric PLC 1,440 164,664
Rockwell Automation, Inc. 926 341,101
Sensata Technologies Holding PLC 1,294 41,188
Total 1,844,163
Ground Transportation 1.3%
Lyft, Inc. Class A
(a)
3,048 62,362
Ryder System, Inc. 352 59,569
Union Pacific Corp. 4,914 1,082,898
Total 1,204,829
Machinery 5.8%
Allison Transmission Holdings, Inc. 648 53,492
Caterpillar, Inc. 3,608 2,082,754
CNH Industrial NV 7,872 82,577
Fortive Corp. 3,052 153,638
Gates Industrial Corp. PLC
(a)
2,258 49,857
Graco , Inc. 1,491 121,919
Illinois Tool Works, Inc. 1,773 432,470
Lincoln Electric Holdings, Inc. 489 114,646
Middleby Corp. (The)
(a)
459 57,021
Mueller Industries, Inc. 971 102,800
Otis Worldwide Corp. 3,583 332,359
Parker-Hannifin Corp. 1,154 891,846
Pentair PLC 1,450 154,207
Snap-on, Inc. 467 156,702
Stanley Black & Decker, Inc. 1,394 94,402
Toro Co. (The) 868 64,866
Westinghouse Air Brake Technologies
Corp. 1,527 312,180
Total 5,257,736
Passenger Airlines 0.8%
Alaska Air Group, Inc.
(a)
875 36,514
American Airlines Group, Inc.
(a)
5,543 72,779
Common Stocks (continued)
Issuer Shares Value ($)
Delta Air Lines, Inc. 6,042 346,690
United Airlines Holdings, Inc.
(a)
3,046 286,446
Total 742,429
Professional Services 1.0%
Automatic Data Processing, Inc. 263 68,459
Broadridge Financial Solutions, Inc. 98 21,599
Genpact Ltd. 1,542 58,827
Leidos Holdings, Inc. 1,128 214,850
Paychex, Inc. 2,023 236,752
Paycom Software, Inc. 222 41,534
Paylocity Holding Corp.
(a)
30 4,238
Science Applications International Corp. 418 39,171
SS&C Technologies Holdings, Inc. 1,898 161,178
Total 846,608
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc. 345 88,696
MSC Industrial Direct Co., Inc. Class A 393 33,370
Total 122,066
Total Industrials 12,277,157
Information Technology  10.9%
Communications Equipment 3.1%
Cisco Systems, Inc. 32,351 2,365,181
F5, Inc.
(a)
482 121,970
Motorola Solutions, Inc. 794 322,928
Total 2,810,079
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.
(a)
425 47,409
Avnet, Inc. 688 33,334
Flex Ltd.
(a)
2,934 183,434
Jabil, Inc. 264 58,315
Keysight Technologies, Inc.
(a)
1,440 263,462
Ralliant Corp. 1,017 44,667
Zebra Technologies Corp. Class A
(a)
414 111,469
Total 742,090
IT Services 0.3%
Okta , Inc.
(a)
816 74,688
VeriSign, Inc. 690 165,462
Total 240,150
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.
(a)
5,420 1,388,170
Cirrus Logic, Inc.
(a)
417 55,315
GLOBALFOUNDRIES, Inc.
(a)
853 30,367
MKS, Inc. 566 81,340
ON Semiconductor Corp.
(a)
3,544 177,484
Onto Innovation, Inc.
(a)
327 44,132
QUALCOMM, Inc. 7,107 1,285,656
Skyworks Solutions, Inc. 1,235 95,984
Teradyne, Inc. 1,340 243,558
Total 3,402,006
Software 2.8%
BILL Holdings, Inc.
(a)
740 36,748
DocuSign, Inc.
(a)
405 29,622
Dropbox, Inc. Class A
(a)
1,124 32,596
Fair Isaac Corp.
(a)
31 51,445
Nutanix , Inc. Class A
(a)
1,572 111,989
Pegasystems , Inc. 970 61,741
PTC, Inc.
(a)
898 178,289
Salesforce, Inc. 6,912 1,799,954
Uipath , Inc. Class A
(a)
3,388 53,734

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 13
Common Stocks (continued)
Issuer Shares Value ($)
Zoom Communications, Inc.
(a)
2,161 188,504
Total 2,544,622
Technology Hardware, Storage & Peripherals 0.1%
NetApp, Inc. 1,011 119,076
Total Information Technology 9,858,023
Materials  4.5%
Chemicals 0.8%
Axalta Coating Systems Ltd.
(a)
2,296 65,367
CF Industries Holdings, Inc. 1,674 139,428
Eastman Chemical Co. 1,237 73,626
LyondellBasell Industries NV Class A 2,785 129,280
NewMarket Corp. 66 50,681
PPG Industries, Inc. 2,355 230,201
Scotts Miracle- Gro Co. (The) 459 24,566
Total 713,149
Construction Materials 1.0%
CRH PLC 7,204 857,996
Eagle Materials, Inc. 308 65,395
Total 923,391
Containers & Packaging 0.4%
Crown Holdings, Inc. 1,172 113,895
Packaging Corp. of America 924 180,882
Sealed Air Corp. 1,561 52,309
Silgan Holdings, Inc. 923 35,647
Total 382,733
Metals & Mining 2.2%
Anglogold Ashanti PLC 4,743 322,524
Newmont Corp. 11,343 918,443
Nucor Corp. 2,325 348,866
Reliance, Inc. 541 152,795
Steel Dynamics, Inc. 1,382 216,697
Total 1,959,325
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 664 57,841
Total Materials 4,036,439
Real Estate  3.9%
Diversified REITs 0.1%
WP Carey, Inc. 1,867 123,222
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. 1,517 88,320
Healthpeak Properties, Inc. 6,027 108,184
Omega Healthcare Investors, Inc. 2,432 102,217
Total 298,721
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 5,934 95,062
Park Hotels & Resorts, Inc. 1,737 17,874
Total 112,936
Industrial REITs 0.1%
STAG Industrial, Inc. 1,610 61,615
Office REITs 0.0%
Kilroy Realty Corp. 1,031 43,560
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
2,301 350,741
Howard Hughes Holdings, Inc.
(a)
272 21,564
Jones Lang LaSalle, Inc.
(a)
298 90,917
Zillow Group, Inc. Class A
(a)
458 32,761
Zillow Group, Inc. Class C
(a)
1,462 109,621
Total 605,604
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 0.2%
Invitation Homes, Inc. 5,253 147,872
Retail REITs 0.6%
Brixmor Property Group, Inc. 2,591 67,781
NNN REIT, Inc. 1,609 65,100
Simon Property Group, Inc. 2,194 385,617
Total 518,498
Specialized REITs 1.8%
EPR Properties 626 30,687
Equinix , Inc. 857 725,031
Gaming and Leisure Properties, Inc. 2,317 103,477
Public Storage 1,204 335,386
SBA Communications Corp. 932 178,459
VICI Properties, Inc. 9,124 273,629
Total 1,646,669
Total Real Estate 3,558,697
Utilities  4.6%
Electric Utilities 3.4%
American Electric Power Co., Inc. 7,236 870,201
Edison International 5,014 277,675
Entergy Corp. 6,085 584,708
Evergy , Inc. 3,108 238,726
Exelon Corp. 13,677 630,783
PG&E Corp. 29,036 463,415
Total 3,065,508
Gas Utilities 0.3%
MDU Resources Group, Inc. 2,778 53,282
National Fuel Gas Co. 1,182 93,272
UGI Corp. 2,868 95,877
Total 242,431
Independent Power and Renewable Electricity
Producers 0.2%
AES Corp. (The) 10,557 146,426
Clearway Energy, Inc. Class A 477 14,305
Clearway Energy, Inc. Class C 1,121 35,793
Total 196,524
Multi-Utilities 0.7%
Ameren Corp. 3,646 371,965
NiSource, Inc. 6,328 266,472
Total 638,437
Total Utilities 4,142,900
Total Common Stocks
(Cost $78,148,769) 86,550,747
Exchange-Traded Equity Funds 3.3%
Issuer Shares Value ($)
Financials  3.3%
Financial Select Sector SPDR Fund 28,229 1,478,353
iShares U.S. Financials ETF 12,219 1,498,049
Total 2,976,402
Total Exchange-Traded Equity Funds
(Cost $2,885,233) 2,976,402

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2025
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.878%
(e)
555,341 555,341
Total Money Market Funds
(Cost $555,341) 555,341
Total Investments in Securities
(Cost $81,589,343) 90,082,490
Other Assets & Liabilities, Net 108,717
Net Assets 90,191,207

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 15
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
26
Walgreens Boots Alliance, Inc.
08/29 /2025
11,629
—
5,814
—
5,840
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the value of these securities amounted to $5,840, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s
Board of Trustees. At October 31, 2025, the total market value of these securities amounted to $5,840, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at October 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2025
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 7,624,039 – – 7,624,039
Consumer Discretionary 7,110,432 – – 7,110,432
Consumer Staples 6,127,829 – 5,814 6,133,643
Energy 5,283,150 – – 5,283,150
Financials 16,275,062 – – 16,275,062
Health Care 10,251,179 – 26 10,251,205
Industrials 12,277,157 – – 12,277,157
Information Technology 9,858,023 – – 9,858,023
Materials 4,036,439 – – 4,036,439
Real Estate 3,558,697 – – 3,558,697
Utilities 4,142,900 – – 4,142,900
Total Common Stocks 86,544,907 – 5,840 86,550,747
Exchange-Traded Equity Funds 2,976,402 – – 2,976,402
Money Market Funds 555,341 – – 555,341
Total Investments in Securities 90,076,650 – 5,840 90,082,490
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

STATEMENT OF ASSETS AND LIABILITIES
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 17
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,782,318,320 and $81,589,343, respectively) $4,292,534,199 $90,082,490
Receivable for:
Capital shares sold 10,257,659 2,097,470
Dividends 2,843,043 92,434
Reclaims receivable 260 –
Total assets 4,305,635,161 92,272,394
Liabilities
Payable for:
Investments purchased 10,236,337 2,067,709
Investment management fees 517,148 13,478
Total liabilities 10,753,485 2,081,187
Net assets applicable to outstanding capital stock $4,294,881,676 $90,191,207
Represented by:
Paid-in capital $3,738,684,232 $78,958,385
Total distributable earnings (loss) 556,197,444 11,232,822
Total - representing net assets applicable to outstanding capital stock $4,294,881,676 $90,191,207
Shares outstanding 104,675,000 3,225,000
Net asset value per share $41.03 $27.97

STATEMENT OF OPERATIONS
Year Ended October 31,2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2025
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $39,073,142 $1,783,453
Foreign taxes withheld (12,482) (618)
Total income 39,060,660 1,782,835
Expenses:
Investment management fees 3,835,522 136,651
Total expenses 3,835,522 136,651
Net Investment Income 35,225,138 1,646,184
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 16,222,912 2,832,523
In-kind transactions - unaffiliated issuers 160,919,942 2,381,388
Net realized gain 177,142,854 5,213,911
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 410,374,217 2,093,363
Net change in unrealized appreciation 410,374,217 2,093,363
Net realized and unrealized gain 587,517,071 7,307,274
Net Increase in net assets resulting from operations $622,742,209 $8,953,458

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 19
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value
ETF
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income $35,225,138 $7,708,168 $1,646,184 $960,401
Net realized gain 177,142,854 30,965,538 5,213,911 1,485,567
Net change in unrealized appreciation 410,374,217 113,437,315 2,093,363 7,617,886
Net increase in net assets resulting from operations 622,742,209 152,111,021 8,953,458 10,063,854
Distributions to shareholders
Net investment income and net realized gains (16,520,942) (2,889,739) (1,143,342) (484,695)
Shareholder transactions
Proceeds from shares sold 3,272,761,785 1,027,556,148 30,679,660 43,970,901
Cost of shares redeemed (838,155,564) (152,605,178) (14,344,673) (6,172,944)
Net increase in net assets resulting from shareholder
transactions 2,434,606,221 874,950,970 16,334,987 37,797,957
Increase in net assets 3,040,827,488 1,024,172,252 24,145,103 47,377,116
Net Assets:
Net assets beginning of year 1,254,054,188 229,881,936 66,046,104 18,668,988
Net assets at end of year $4,294,881,676 $1,254,054,188 $90,191,207 $66,046,104
Capital stock activity
Shares outstanding, beginning of year 36,925,000 9,350,000 2,600,000 950,000
Shares sold 90,575,000 32,675,000 1,175,000 1,925,000
Shares redeemed (22,825,000) (5,100,000) (550,000) (275,000)
Shares outstanding, end of year 104,675,000 36,925,000 3,225,000 2,600,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2025
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $33.96 $24.59 $22.98 $31.23 $21.79
Income (loss) from investment operations:
Net investment income 0.50 0.41 0.39 0.39 0.41
Net realized and unrealized gain (loss) 6.95 9.24 1.54 (3.08) 9.30
Total from investment operations 7.45 9.65 1.93 (2.69) 9.71
Less distributions to shareholders:
Net investment income (0.24) (0.28) (0.32) (0.78) (0.25)
Net realized gains (0.14) – – (4.78) (0.02)
Total distribution to shareholders (0.38) (0.28) (0.32) (5.56) (0.27)
Net asset value, end of year $41.03 $33.96 $24.59 $22.98 $31.23
Total Return at NAV 22.15% 39.49% 8.53% (10.57)% 44.90%
Total Return at Market Price 21.97% 39.49% 8.37% (10.32)% 45.27%
Ratios to average net assets:
Total gross expenses
(a)
0.15% 0.15% 0.15%
(b)
0.15% 0.15%
Total net expenses
(a)(c)
0.15% 0.15% 0.15%
(b)
0.15% 0.15%
Net investment income 1.38% 1.32% 1.57% 1.63% 1.58%
Supplemental data
Net assets, end of
year
(in thousands) $4,294,882 $1,254,054 $229,882 $78,699 $28,107
Portfolio turnover 32% 49% 45% 65% 49%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 21
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of year $25.40 $19.65 $19.74 $20.96 $18.46
Income (loss) from investment operations:
Net investment income 0.60 0.53 0.49 0.47 0.43
Net realized and unrealized gain (loss) 2.44 5.76 (0.10) (1.44) 6.74
Total from investment operations 3.04 6.29 0.39 (0.97) 7.17
Less distributions to shareholders:
Net investment income (0.47) (0.54) (0.48) (0.12) (4.16)
Net realized gains – – – (0.13) (0.51)
Total distribution to shareholders (0.47) (0.54) (0.48) (0.25) (4.67)
Net asset value, end of year $27.97 $25.40 $19.65 $19.74 $20.96
Total Return at NAV 12.21% 32.50% 2.02% (4.66)% 45.48%
Total Return at Market Price 11.98% 33.21% 1.55% (4.46)% 45.90%
Ratios to average net assets:
Total gross expenses
(a)
0.19% 0.19%
(b)
0.19%
(b)
0.19% 0.19%
Total net expenses
(a)(c)
0.19% 0.19%
(b)
0.19%
(b)
0.19% 0.19%
Net investment income 2.29% 2.26% 2.43% 2.30% 2.14%
Supplemental data
Net assets, end of
year
(in thousands) $90,191 $66,046 $18,669 $17,276 $11,003
Portfolio turnover 69% 62% 76% 99% 84%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
22 Indexed ETFs | 2025
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each
Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York
Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic
280) –Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETFs | 2025 23
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually.
These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment
Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
24 Indexed ETFs | 2025
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The
Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETFs | 2025 25
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in
accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, capital loss carryforwards, reversal of capital gains (losses) on a redemption-in-kind and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
26 Indexed ETFs | 2025
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (153,000) (160,379,344) 160,532,344
Columbia Research Enhanced Value ETF (17,280) (2,337,857) 2,355,137
Year Ended October 31, 2025 Year Ended October 31, 2024
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 16,520,942 - 16,520,942 2,889,739 - 2,889,739
Columbia Research Enhanced Value ETF 1,143,342 - 1,143,342 484,695 - 484,695
Fund
Undistributed ordinary
income ($)
Undistributed long-
term capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 43,607,219 4,211,040 - 508,379,185
Columbia Research Enhanced Value ETF 2,903,203 150,598 (236,677) 8,415,700
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 3,784,155,014 657,426,561 (149,047,376) 508,379,185
Columbia Research Enhanced Value ETF 81,666,790 8,499,828 (84,128) 8,415,700
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF - - - -
Columbia Research Enhanced Value ETF (236,677) - (236,677) 1,128,683

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETFs | 2025 27
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.,
Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the
Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the
Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23,
2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by
JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 885,029,857 818,858,732
Columbia Research Enhanced Value ETF 51,656,156 50,288,786
Fund Contributions ($)
Columbia Research Enhanced Core ETF 3,200,693,707
Columbia Research Enhanced Value ETF 28,531,148
Fund Cost basis ($)
Proceeds from sales
($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 659,532,393 820,452,335 160,919,942
Columbia Research Enhanced Value ETF 10,941,137 13,322,525 2,381,388

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
28 Indexed ETFs | 2025
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund’s Prospectus and Statement of
Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Funds approved a custody agreement with State Street Bank and Trust Company
(State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Funds, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Indexed ETFs | 2025 29
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
30 Indexed ETFs | 2025
The Funds hereby designate the following tax attributes for the ﬁscal year ended
October 31, 2025
. Shareholders will be
notiﬁed in early
202 6
of the amounts for use in preparing
2025
income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia Research Enhanced Core ETF 54.45% 60.13%
Columbia Research Enhanced Value ETF 76.06% 84.33%
Fund
Columbia Research Enhanced Core ETF $4,421,592
Columbia Research Enhanced Value ETF 158,128

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Indexed ETFs | 2025 31
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and Columbia Research
Enhanced Value ETF (each, a Fund, and together, the Funds). Under an investment management services agreement (the
IMS Agreement), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement for each Fund.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement for each Fund. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement for each Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Indexed ETFs | 2025
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as
BNYM also provides administrative and transfer agency services to certain existing Columbia Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and each Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of the Funds. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement for each
Fund.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETFs | 2025 33
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that Columbia Research Enhanced Value ETF’s total expense ratio was slightly below the peer universe’s median expense ratio shown in the reports. The Board took into account that Columbia
Research Enhanced Core ETF’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement for each Fund.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN305_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration Bond ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Financial Highlights 25
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 34
Approval of Investment Management Services Agreement 35

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Asset-Backed Securities - Non-Agency 10.1%
Issue
Description
Principal
Amount
($) Value ($)
Ally Auto Receivables Trust 2024-1
Class A4, Series 2024-1, 4.940%,
10/15/29 200,000 203,038
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 87,826 87,165
AmeriCredit Automobile Receivables Trust
2023-2
Class B, Series 2023-2, 5.840%,
07/18/29 250,000 255,059
BMW Vehicle Owner Trust 2023-A
Class A4, Series 2023-A, 5.250%,
11/26/29 125,000 126,759
BMW Vehicle Owner Trust 2024-A
Class A4, Series 2024-A, 5.040%,
04/25/31 160,000 163,333
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 202,376
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,715
CarMax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 99,087
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 203,416
CarMax Auto Owner Trust 2024-4
Class A3, Series 2024-4, 4.600%,
10/15/29 250,000 252,128
CarMax Auto Owner Trust 2025-2
Class A4, Series 2025-2, 4.650%,
11/15/30 175,000 177,606
CarMax Select Receivables Trust 2025-A
Class A3, Series 2025-A, 4.770%,
09/17/29 200,000 201,533
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 294,581
Drive Auto Receivables Trust 2024-2
Class D, Series 2024-2, 4.940%,
05/17/32 100,000 99,622
Drive Auto Receivables Trust 2025-1
Class A3, Series 2025-1, 4.730%,
09/15/32 150,000 150,706
Drive Auto Receivables Trust 2025-2
Class C, Series 2025-2, 4.390%,
09/15/32 150,000 149,494
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 101,306
Ford Credit Auto Lease Trust 2024-B
Class A4, Series 2024-B, 4.990%,
01/15/28 275,000 277,902
Ford Credit Auto Lease Trust 2025-A
Class A3, Series 2025-A, 4.720%,
06/15/28 200,000 201,728
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 250,000 251,355
Ford Credit Auto Owner Trust 2023-B
Class A4, Series 2023-B, 5.060%,
02/15/29 150,000 151,879
Ford Credit Auto Owner Trust 2023-C
Class A4, Series 2023-C, 5.490%,
05/15/29 175,000 178,762
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-4, 4.060%,
11/15/30 200,000 199,767
Class A1, Series 2025-1, 4.630%,
04/15/30 100,000 101,570
GM Financial Automobile Leasing Trust
Class A3, Series 2025-1, 4.660%,
02/21/28 125,000 126,069
GM Financial Consumer Automobile
Receivables Trust
Class A3, Series 2025-2, 4.280%,
04/16/30 250,000 251,564
Class A4, Series 2024-3, 5.090%,
11/16/29 300,000 305,870
Harley-Davidson Motorcycle Trust
Class A4, Series 2025-A, 4.790%,
02/15/33 200,000 204,433
Honda Auto Receivables Owner Trust
Class A4, Series 2023-2, 4.910%,
09/17/29 250,000 252,016
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,170
Class A3, Series 2024-4, 4.330%,
05/15/29 150,000 150,589
Hyundai Auto Receivables Trust
Class A3, Series 2024-B, 4.840%,
03/15/29 150,000 151,399
Class B, Series 2024-B, 5.040%,
09/16/30 180,000 183,461
Mercedes-Benz Auto Lease Trust
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 228,785
Mercedes-Benz Auto Receivables Trust
Class A4, Series 2025-1, 4.920%,
04/15/31 150,000 153,485
Nissan Auto Lease Trust
Class C, Series 2025-A, 5.110%,
06/15/29 280,000 283,329
Nissan Auto Receivables Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 178,759
Santander Drive Auto Receivables Trust
Class C, Series 2023-5, 6.430%,
02/18/31 225,000 233,292
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,027
Class B, Series 2024-5, 4.630%,
08/15/29 100,000 100,238

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Class D, Series 2024-5, 5.140%,
02/17/32 300,000 300,512
Toyota Auto Receivables Owner Trust
Class A4, Series 2023-C, 5.010%,
02/15/29 125,000 126,906
Class A3, Series 2025-B, 4.340%,
11/15/29 250,000 251,760
Class A4, Series 2024-D, 4.430%,
04/15/30 200,000 202,132
Volkswagen Auto Lease Trust
Class A4, Series 2025-A, 4.560%,
03/20/30 310,000 313,002
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,356
Class A3, Series 2024-1, 4.630%,
07/20/29 125,000 126,288
World Omni Auto Receivables Trust
Class A4, Series 2024-B, 5.230%,
07/15/30 100,000 102,138
Class A4, Series 2025-A, 4.860%,
11/15/30 200,000 204,904
Total Asset-Backed Securities - Non-
Agency
(Cost $9,129,318) 9,148,371
Commercial Mortgage-Backed Securities - Non-Agency 10.0%
Principal
Amount
($) Value ($)
BANK
Class A3, Series 2018-BN15,
4.138%, 11/15/61 105,048 104,589
Class A3, Series 2023-5YR4,
6.500%, 12/15/56 86,561 91,185
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 121,873
Class A2, Series 2019-BN16,
3.933%, 02/15/52 56,261 55,763
Class AS,
Subordinated
Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 95,735
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 99,222
Class A4, Series 2018-BN12,
4.255%, 05/15/61
(a)
300,000 299,224
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 300,000 314,585
Class A3, Series 2024-5YR10,
5.302%, 10/15/57 250,000 257,727
Class A2, Series 2024-5YR12,
5.422%, 12/15/57 385,000 398,643
Class A3, Series 2024-5YR12,
5.902%, 12/15/57
(a)
225,000 236,893
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 94,807 93,782
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 100,000 95,221
BBCMS Mortgage Trust
Class A4, Series 2020-C6, 2.639%,
02/15/53 225,000 208,794
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 132,713
Class A2, Series 2024-C30,
6.128%, 11/15/57 100,000 104,444
Class A2B, Series 2023-C19,
5.753%, 04/15/56 225,000 228,572
Class A2, Series 2024-5C29,
4.738%, 09/15/57 225,000 227,570
Class A4, Series 2025-5C33,
5.839%, 03/15/58 300,000 316,696
Class A3, Series 2025-5C34,
5.659%, 05/15/58 325,000 340,650
Benchmark Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56
(a)
200,000 211,058
Class A3, Series 2025-V14,
5.176%, 04/15/57 275,000 282,617
Class A3, Series 2025-V16,
5.439%, 08/15/58
(a)
150,000 156,056
Class A3, Series 2024-V8, 6.189%,
07/15/57
(a)
200,000 211,373
Class A3, Series 2024-V6, 5.926%,
03/15/57 200,000 208,991
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 190,247 180,229
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 97,823
CD Mortgage Trust
Class A3, Series 2017-CD4,
3.248%, 05/10/50 135,568 133,835
CFCRE Commercial Mortgage Trust
Class AM,
Subordinated
Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 48,603
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 95,159 93,377
Class A4, Series 2017-B1, 3.458%,
08/15/50 300,000 295,140
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 167,046 165,672
Class AS,
Subordinated
Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 95,291
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 142,249
Class A2, Series 2020-GC46,
2.708%, 02/15/53 34,487 33,081
Citigroup Commercial Mortgage Trust 2019-C7
Class A3, Series 2019-C7, 2.860%,
12/15/72 84,139 79,664

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.391%, 10/10/48
(a)
56,000 45,447
Class A3, Series 2017-COR2,
3.510%, 09/10/50 200,000 196,834
Class C, Series 2013-CR13,
4.944%, 11/10/46
(a)
4,887 4,805
GS Mortgage Securities Trust
Class C,
Subordinated
Series 2016-
GS3, 3.967%, 10/10/49
(a)
75,000 71,538
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 93,738
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 126,077
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 98,260
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C,
Subordinated
Series 2016-
C31, 4.245%, 11/15/49
(a)
50,000 44,785
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,768 121,813
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 148,003
Class A3, Series 2021-L6, 2.196%,
06/15/54
(a)
200,000 181,108
Class A4, Series 2019-H7, 3.261%,
07/15/52 200,000 191,861
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 147,956
Wells Fargo Commercial Mortgage Trust
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 90,619
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 98,202
Class A4, Series 2019-C54,
3.146%, 12/15/52 250,000 237,768
Class ASB, Series 2021-C61,
2.525%, 11/15/54 325,000 307,376
Class A2, Series 2024-5C2,
5.439%, 11/15/57 325,000 333,639
Class A3, Series 2025-5C5,
5.590%, 07/15/58 300,000 313,459
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $9,067,570) 9,112,228
Corporate Bonds 49.4%
Principal
Amount
($) Value ($)
Aerospace & Defense 1.1%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(b)
50,000 51,625
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Axon Enterprise, Inc.
6.125%, 03/15/30
(b)
50,000 51,545
Boeing Co. (The)
5.150%, 05/01/30 300,000 308,303
Howmet Aerospace, Inc.
5.900%, 02/01/27 50,000 51,060
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 80,016
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 40,205
5.050%, 06/01/29 25,000 25,692
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 59,036
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(b)
85,000 89,308
Textron, Inc.
3.650%, 03/15/27 25,000 24,805
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 205,373
Total 986,968
Airlines 0.6%
Allegiant Travel Co.
7.250%, 08/15/27
(b)
57,000 57,643
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 67,435 66,342
Class AA, Series AA, 3.575%,
01/15/28 28,597 28,105
American Airlines, Inc.
7.250%, 02/15/28
(b)
120,000 122,762
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
15,000 15,025
5.750%, 04/20/29
(b)
50,000 50,361
Delta Air Lines, Inc.
3.750%, 10/28/29 25,000 24,333
4.375%, 04/19/28 50,000 50,036
4.950%, 07/10/28 25,000 25,352
Southwest Airlines Co.
2.625%, 02/10/30 80,000 73,714
United Airlines, Inc.
4.625%, 04/15/29
(b)
33,000 32,683
Total 546,356
Apartment REIT 0.1%
American Homes 4 Rent LP
2.375%, 07/15/31 50,000 44,356
Essex Portfolio LP
3.000%, 01/15/30 60,000 56,830
Invitation Homes Operating Partnership LP
4.150%, 04/15/32 25,000 24,171
Total 125,357
Automotive 1.3%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(b)
50,000 51,189
Allison Transmission, Inc.
5.875%, 06/01/29
(b)
50,000 50,396
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,364

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Ford Motor Co.
3.250%, 02/12/32 50,000 43,572
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 112,627
5.800%, 03/08/29 50,000 50,849
General Motors Financial Co., Inc.
5.550%, 07/15/29 100,000 103,593
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 80,098
Lear Corp.
3.500%, 05/30/30 25,000 23,992
4.250%, 05/15/29 25,000 24,865
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
75,000 70,287
7.050%, 09/15/28
(b)
125,000 129,330
Nissan Motor Co. Ltd.
4.345%, 09/17/27
(b)
200,000 195,812
ZF North America Capital, Inc.
6.875%, 04/14/28
(b)
150,000 150,885
Total 1,148,859
Banking 2.6%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 93,346
American Express Co.
4.989%, (SOFRRATE + 2.255%),
05/26/33
(c)
25,000 25,570
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(c)
40,000 35,733
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(c)
25,000 24,567
Barclays PLC
5.367%, (SOFRRATE + 1.230%),
02/25/31
(c)
200,000 206,135
Capital One Financial Corp.
4.100%, 02/09/27 100,000 99,829
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(c)
60,000 67,670
Citigroup, Inc.
5.592%, (US 5 Year CMT T-Note +
1.280%), 11/19/34
(c)
350,000 358,174
Citizens Financial Group, Inc.
5.253%, (SOFRRATE + 1.259%),
03/05/31
(c)
30,000 30,647
Comerica, Inc.
4.000%, 02/01/29 90,000 89,026
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 160,091
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 62,739
FNB Corp./Pa
5.722%, (SOFRINDX + 1.930%),
12/11/30
(c)
50,000 50,923
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 81,785
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Huntington Bancshares, Inc./Oh
2.550%, 02/04/30 65,000 60,217
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 56,253
M&T Bank Corp.
5.179%, (SOFRRATE + 1.400%),
07/08/31
(c)
50,000 51,043
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(c)
250,000 217,869
3.950%, 04/23/27 100,000 99,748
Regions Financial Corp.
1.800%, 08/12/28 40,000 37,494
Santander Holdings USA, Inc.
5.353%, (SOFRRATE + 1.940%),
09/06/30
(c)
50,000 50,941
Santander UK Group Holdings PLC
4.858%, (SOFRINDX + 1.554%),
09/11/30
(c)
200,000 202,394
Southstate Corp.
7.000%, (SOFRRATE + 3.190%),
06/13/35
(c)
55,000 57,395
Synchrony Financial
3.950%, 12/01/27 85,000 84,288
Synovus Financial Corp.
6.168%, (SOFRRATE + 2.347%),
11/01/30
(c)
15,000 15,502
Webster Financial Corp.
4.100%, 03/25/29 85,000 83,524
Total 2,402,903
Brokerage 0.2%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 189,284
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 47,544
BGC Group, Inc.
6.600%, 06/10/29 25,000 26,024
Coinbase Global, Inc.
3.375%, 10/01/28
(b)
50,000 47,658
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/29
(b)
100,000 97,421
Jefferies Financial Group, Inc.
2.625%, 10/15/31 100,000 87,762
Nasdaq, Inc.
1.650%, 01/15/31 50,000 43,905
Nuveen Churchill Direct Lending Corp.
6.650%, 03/15/30 5,000 5,142
Total 355,456
Building Materials 0.7%
Amrize Finance US LLC
4.600%, 04/07/27
(b)
25,000 25,149
Builders FirstSource, Inc.
5.000%, 03/01/30
(b)
50,000 49,508
CRH Smw Finance Dac
5.200%, 05/21/29 50,000 51,542

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Martin Marietta Materials, Inc.
2.400%, 07/15/31 25,000 22,455
3.500%, 12/15/27 40,000 39,531
Masco Corp.
2.000%, 02/15/31 30,000 26,378
3.500%, 11/15/27 25,000 24,665
Owens Corning
3.875%, 06/01/30 25,000 24,478
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 59,760
Standard Industries, Inc.
4.375%, 07/15/30
(b)
25,000 24,119
4.750%, 01/15/28
(b)
93,000 92,642
Stanley Black & Decker, Inc.
2.300%, 03/15/30 25,000 22,764
4.250%, 11/15/28 25,000 24,969
6.000%, 03/06/28 50,000 51,851
Vulcan Materials Co.
4.950%, 12/01/29 50,000 51,283
Total 591,094
Cable and Satellite 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/30
(b)
150,000 140,334
4.750%, 03/01/30
(b)
200,000 189,846
5.125%, 05/01/27
(b)
190,000 188,917
6.375%, 09/01/29
(b)
116,000 117,119
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 87,000 78,093
5.050%, 03/30/29 50,000 50,467
Paramount Global
4.950%, 01/15/31 25,000 24,515
Sirius XM Radio LLC
4.000%, 07/15/28
(b)
100,000 97,213
5.000%, 08/01/27
(b)
90,000 89,879
Viasat, Inc.
5.625%, 04/15/27
(b)
70,000 69,955
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(b)
250,000 245,288
Total 1,291,626
Chemicals 1.2%
Albemarle Corp.
5.050%, 06/01/32 50,000 49,735
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 57,068
Celanese US Holdings LLC
6.665%, 07/15/27 32,000 32,819
6.830%, 07/15/29 100,000 102,252
6.850%, 11/15/28 175,000 180,955
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 53,197
7.375%, 11/01/29 25,000 27,649
DuPont de Nemours Inc
4.725%, 11/15/28
(b)
100,000 101,726
Eastman Chemical Co.
5.000%, 08/01/29 70,000 71,290
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Huntsman International LLC
4.500%, 05/01/29 75,000 69,333
INEOS Finance PLC
7.500%, 04/15/29
(b)
25,000 23,172
Ingevity Corp.
3.875%, 11/01/28
(b)
50,000 48,182
Methanex Corp.
5.250%, 12/15/29 50,000 49,763
Mosaic Co. (The)
4.050%, 11/15/27 50,000 49,889
Nutrien Ltd.
4.200%, 04/01/29 60,000 59,893
Olin Corp.
5.000%, 02/01/30 50,000 48,559
RPM International, Inc.
3.750%, 03/15/27 50,000 49,642
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 39,626
Total 1,114,750
Construction Machinery 0.5%
CNH Industrial Capital LLC
5.100%, 04/20/29 50,000 51,185
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 61,980
7.000%, 06/15/30
(b)
75,000 78,528
Oshkosh Corp.
4.600%, 05/15/28 50,000 50,388
RB Global Holdings, Inc.
6.750%, 03/15/28
(b)
50,000 51,096
United Rentals North America, Inc.
3.875%, 11/15/27 150,000 148,081
4.875%, 01/15/28 50,000 49,954
Total 491,212
Consumer Cyclical Services 1.1%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
100,000 96,872
Block Financial LLC
3.875%, 08/15/30 50,000 48,265
5.375%, 09/15/32 100,000 101,476
Brink's Co. (The)
4.625%, 10/15/27
(b)
70,000 69,535
CBRE Services, Inc.
5.500%, 04/01/29 25,000 25,905
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(b)
50,000 50,348
Expedia Group, Inc.
3.250%, 02/15/30 90,000 85,898
GEO Group, Inc. (The)
8.625%, 04/15/29 50,000 52,771
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
100,000 99,932
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 49,286
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
90,000 87,557
Service Corp. International
3.375%, 08/15/30 100,000 92,934

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.125%, 06/01/29 40,000 40,103
Uber Technologies, Inc.
4.150%, 01/15/31 75,000 74,391
Total 975,273
Consumer Products 0.3%
Brunswick Corp./de
5.850%, 03/18/29 25,000 25,813
Clorox Co. (The)
3.100%, 10/01/27 40,000 39,357
Edgewell Personal Care Co.
4.125%, 04/01/29
(b)
50,000 47,518
Haleon US Capital LLC
3.375%, 03/24/29 60,000 58,444
Hasbro, Inc.
3.900%, 11/19/29 30,000 29,329
Somnigroup International, Inc.
4.000%, 04/15/29
(b)
50,000 48,142
Whirlpool Corp.
2.400%, 05/15/31 50,000 41,607
Total 290,210
Diversified Manufacturing 1.2%
Carrier Global Corp.
2.493%, 02/15/27 90,000 88,206
Chart Industries, Inc.
7.500%, 01/01/30
(b)
50,000 52,129
Dover Corp.
2.950%, 11/04/29 50,000 47,669
Flowserve Corp.
3.500%, 10/01/30 50,000 47,618
Hubbell, Inc.
2.300%, 03/15/31 25,000 22,559
3.150%, 08/15/27 50,000 49,135
Ingersoll Rand, Inc.
5.314%, 06/15/31 50,000 52,189
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 53,314
Leggett & Platt, Inc.
4.400%, 03/15/29 50,000 49,230
Nordson Corp.
5.600%, 09/15/28 50,000 51,787
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 55,944
Regal Rexnord Corp.
6.300%, 02/15/30 31,000 32,804
RTX Corp.
4.125%, 11/16/28 160,000 160,147
Timken Co. (The)
4.500%, 12/15/28 50,000 50,181
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 39,744
Vertiv Group Corp.
4.125%, 11/15/28
(b)
50,000 49,261
Vontier Corp.
2.400%, 04/01/28 50,000 47,665
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
95,000 98,007
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 60,698
Total 1,108,287
Electric 2.9%
AES Corp. (The)
2.450%, 01/15/31 100,000 90,565
5.450%, 06/01/28 50,000 50,860
American Electric Power Co., Inc.
Subordinated
3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
35,000 34,041
5.200%, 01/15/29 20,000 20,624
Avangrid, Inc.
3.800%, 06/01/29 50,000 49,183
Black Hills Corp.
3.050%, 10/15/29 100,000 95,157
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 49,847
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
80,000 79,526
ContourGlobal Power Holdings SA
6.750%, 02/28/30
(b)
50,000 51,500
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 83,000 79,763
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 58,147
5.200%, 04/01/30 50,000 51,567
Duke Energy Corp.
4.300%, 03/15/28 60,000 60,197
Edison International
5.250%, 11/15/28 50,000 50,328
5.250%, 03/15/32 50,000 49,486
6.950%, 11/15/29 60,000 63,716
Evergy Kansas Central, Inc.
4.700%, 03/13/28 50,000 50,500
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 87,998
Exelon Corp.
4.050%, 04/15/30 50,000 49,544
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 54,175
2.650%, 03/01/30 50,000 46,410
Series B, 3.900%, 07/15/27 30,000 29,810
IPALCO Enterprises, Inc.
4.250%, 05/01/30 10,000 9,786
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 50,000 47,376
2.250%, 06/01/30 45,000 41,230
3.550%, 05/01/27 40,000 39,697
NRG Energy, Inc.
5.750%, 01/15/28 50,000 50,191
5.750%, 07/15/29
(b)
50,000 50,219
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 81,723
2.500%, 02/01/31 75,000 67,085
3.750%, 07/01/28 80,000 78,620
PG&E Corp.
5.000%, 07/01/28 50,000 49,618

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.250%, 07/01/30 200,000 197,971
7.375%, (US 5 Year CMT T-Note +
3.883%), 03/15/55
(c)
50,000 51,459
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 49,657
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 62,021
Puget Energy, Inc.
2.379%, 06/15/28 50,000 47,612
Southern Co. (The)
5.500%, 03/15/29 60,000 62,388
TerraForm Power Operating LLC
4.750%, 01/15/30
(b)
50,000 47,965
5.000%, 01/31/28
(b)
50,000 49,833
Vistra Operations Co. LLC
4.375%, 05/01/29
(b)
75,000 73,666
WEC Energy Group, Inc.
5.150%, 10/01/27 25,000 25,460
Wisconsin Power And Light Co.
3.000%, 07/01/29 20,000 19,193
XPLR Infrastructure Operating Partners LP
4.500%, 09/15/27
(b)
50,000 48,911
7.250%, 01/15/29
(b)
160,000 164,584
Total 2,669,209
Environmental 0.1%
GFL Environmental, Inc.
4.375%, 08/15/29
(b)
50,000 48,842
4.750%, 06/15/29
(b)
50,000 49,497
Total 98,339
Finance Companies 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 300,000 277,058
Air Lease Corp.
3.125%, 12/01/30 135,000 124,764
5.300%, 02/01/28 50,000 50,813
Apollo Debt Solutions BDC
6.900%, 04/13/29 50,000 52,328
Ares Capital Corp.
Series ., 5.800%, 03/08/32 100,000 100,960
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30 25,000 24,913
Barings BDC, Inc.
7.000%, 02/15/29 50,000 51,659
Barings Private Credit Corp.
6.150%, 06/11/30
(b)
25,000 24,823
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 58,306
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 47,179
Blue Owl Capital Corp.
2.875%, 06/11/28 25,000 23,607
6.200%, 07/15/30 75,000 76,663
Blue Owl Credit Income Corp.
7.950%, 06/13/28 80,000 84,957
Bread Financial Holdings, Inc.
9.750%, 03/15/29
(b)
50,000 53,365
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Equitable Holdings, Inc.
4.350%, 04/20/28 40,000 40,099
FirstCash, Inc.
4.625%, 09/01/28
(b)
25,000 24,668
5.625%, 01/01/30
(b)
100,000 100,142
Franklin BSP Capital Corp.
7.200%, 06/15/29 25,000 25,768
FS KKR Capital Corp.
3.125%, 10/12/28 75,000 69,201
3.250%, 07/15/27 50,000 48,026
6.875%, 08/15/29 50,000 50,720
FTAI Aviation Investors LLC
5.500%, 05/01/28
(b)
60,000 60,018
GATX Corp.
3.500%, 06/01/32 50,000 46,405
4.700%, 04/01/29 40,000 40,508
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 53,081
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(b)
50,000 51,408
goeasy Ltd.
7.625%, 07/01/29
(b)
90,000 90,752
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 60,927
HPS Corporate Lending Fund
5.950%, 04/14/32 50,000 50,254
Main Street Capital Corp.
5.400%, 08/15/28 25,000 24,983
Morgan Stanley Direct Lending Fund
6.150%, 05/17/29 50,000 51,397
Navient Corp.
5.500%, 03/15/29 92,000 90,271
New Mountain Finance Corp.
6.875%, 02/01/29 25,000 25,422
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 25,000 24,233
Oaktree Strategic Credit Fund
8.400%, 11/14/28 50,000 53,908
OneMain Finance Corp.
3.500%, 01/15/27 115,000 113,122
3.875%, 09/15/28 60,000 57,912
4.000%, 09/15/30 25,000 23,246
6.125%, 05/15/30 50,000 50,581
6.625%, 05/15/29 50,000 51,462
PennyMac Financial Services, Inc.
7.875%, 12/15/29
(b)
50,000 53,127
Rocket Cos., Inc.
6.125%, 08/01/30
(b)
150,000 154,822
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
100,000 98,206
Sixth Street Lending Partners
6.125%, 07/15/30
(b)
50,000 51,336
SLM Corp.
3.125%, 11/02/26 35,000 34,390
6.500%, 01/31/30 25,000 25,928
United Wholesale Mortgage LLC
5.500%, 04/15/29
(b)
75,000 73,846

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
UWM Holdings LLC
6.625%, 02/01/30
(b)
50,000 50,979
Total 2,972,543
Food and Beverage 1.4%
Bunge Ltd. Finance Corp.
4.200%, 09/17/29 50,000 49,941
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 60,650
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 85,243
Darling Ingredients, Inc.
5.250%, 04/15/27
(b)
50,000 49,932
Flowers Foods, Inc.
2.400%, 03/15/31 50,000 44,358
General Mills, Inc.
2.875%, 04/15/30 60,000 56,530
HLF Financing Sarl LLC / Herbalife International, Inc.
12.250%, 04/15/29
(b)
20,000 21,720
Ingredion, Inc.
2.900%, 06/01/30 25,000 23,431
J M Smucker Co. (The)
5.900%, 11/15/28 35,000 36,686
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
3.000%, 05/15/32 29,000 25,953
Kellanova
Series B, 7.450%, 04/01/31 100,000 114,814
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 70,946
Kraft Heinz Foods Co.
4.250%, 03/01/31 100,000 98,504
Lamb Weston Holdings, Inc.
4.875%, 05/15/28
(b)
50,000 50,048
McCormick & Co., Inc.
1.850%, 02/15/31 50,000 43,939
McCormick & Co., Inc./Md
3.400%, 08/15/27 25,000 24,700
Mondelez International, Inc.
2.750%, 04/13/30 60,000 56,311
Pilgrim's Pride Corp.
3.500%, 03/01/32 25,000 22,892
The Campbell's Company
2.375%, 04/24/30 60,000 54,911
Tyson Foods, Inc.
3.550%, 06/02/27 25,000 24,749
4.350%, 03/01/29 60,000 60,059
US Foods, Inc.
4.750%, 02/15/29
(b)
50,000 49,481
6.875%, 09/15/28
(b)
100,000 103,164
Total 1,228,962
Gaming 1.1%
Boyd Gaming Corp.
4.750%, 12/01/27 25,000 24,901
Brightstar Lottery PLC
5.250%, 01/15/29
(b)
50,000 49,823
Caesars Entertainment, Inc.
7.000%, 02/15/30
(b)
100,000 102,941
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 40,767
Las Vegas Sands Corp.
6.000%, 08/15/29 50,000 52,059
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(b)
200,000 196,196
MGM Resorts International
5.500%, 04/15/27 50,000 50,265
6.125%, 09/15/29 50,000 50,903
VICI Properties LP
4.950%, 02/15/30 25,000 25,263
5.125%, 05/15/32 25,000 25,198
5.125%, 11/15/31 25,000 25,296
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(b)
50,000 50,090
Wynn Macau Ltd.
5.125%, 12/15/29
(b)
200,000 196,909
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(b)
100,000 100,033
Total 990,644
Health Care 3.4%
Agilent Technologies, Inc.
2.100%, 06/04/30 10,000 9,092
Avantor Funding, Inc.
3.875%, 11/01/29
(b)
40,000 37,985
4.625%, 07/15/28
(b)
90,000 88,526
Baxter International, Inc.
1.915%, 02/01/27 110,000 106,883
Becton Dickinson & Co.
1.957%, 02/11/31 25,000 22,100
4.693%, 02/13/28 30,000 30,329
Cardinal Health, Inc.
3.410%, 06/15/27 30,000 29,695
Cencora, Inc.
3.450%, 12/15/27 40,000 39,484
4.625%, 12/15/27 25,000 25,279
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(b)
50,000 47,947
Cigna Group (The)
3.400%, 03/01/27 50,000 49,561
4.375%, 10/15/28 150,000 150,906
CVS Health Corp.
4.300%, 03/25/28 330,000 330,497
DaVita, Inc.
4.625%, 06/01/30
(b)
150,000 144,744
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 50,000 46,396
Encompass Health Corp.
4.750%, 02/01/30 50,000 49,418
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,918
HCA, Inc.
3.625%, 03/15/32 250,000 235,271
Hologic, Inc.
3.250%, 02/15/29
(b)
50,000 49,347
IQVIA, Inc.
5.000%, 05/15/27
(b)
70,000 69,998

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.250%, 02/01/29 25,000 26,352
6.500%, 05/15/30
(b)
25,000 25,938
Laboratory Corp. of America Holdings
4.550%, 04/01/32 50,000 49,749
Medline Borrower LP
3.875%, 04/01/29
(b)
355,000 344,877
National Health Investors, Inc.
3.000%, 02/01/31 50,000 45,067
Quest Diagnostics, Inc.
2.800%, 06/30/31 50,000 45,973
4.200%, 06/30/29 50,000 50,097
Revvity, Inc.
3.300%, 09/15/29 30,000 28,761
Smith & Nephew PLC
5.150%, 03/20/27 50,000 50,605
Solventum Corp.
5.450%, 03/13/31 50,000 52,037
Stryker Corp.
1.950%, 06/15/30 50,000 45,247
4.250%, 09/11/29 35,000 35,170
Teleflex, Inc.
4.625%, 11/15/27 50,000 49,721
Tenet Healthcare Corp.
4.250%, 06/01/29 14,000 13,671
4.375%, 01/15/30 150,000 146,402
5.125%, 11/01/27 150,000 149,970
6.125%, 06/15/30 100,000 101,832
Universal Health Services, Inc.
2.650%, 10/15/30 50,000 45,373
2.650%, 01/15/32 30,000 26,225
4.625%, 10/15/29 50,000 50,116
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 50,000 45,030
5.050%, 02/19/30 5,000 5,139
Total 3,099,728
Healthcare Insurance 0.5%
Centene Corp.
2.500%, 03/01/31 75,000 64,585
3.375%, 02/15/30 80,000 73,649
4.625%, 12/15/29 135,000 130,973
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,956
Humana, Inc.
1.350%, 02/03/27 85,000 82,073
Molina Healthcare, Inc.
4.375%, 06/15/28
(b)
100,000 97,602
Total 488,838
Healthcare REIT 0.5%
Alexandria Real Estate Equities, Inc.
4.700%, 07/01/30 50,000 50,388
Healthcare Realty Holdings LP
3.625%, 01/15/28 60,000 59,015
Healthpeak OP LLC
2.125%, 12/01/28 50,000 46,865
3.500%, 07/15/29 50,000 48,469
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 85,575
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Sabra Health Care LP
3.200%, 12/01/31 50,000 45,336
3.900%, 10/15/29 50,000 48,583
Ventas Realty LP
2.500%, 09/01/31 25,000 22,401
Total 406,632
Home Construction 0.4%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 46,915
Mattamy Group Corp.
4.625%, 03/01/30
(b)
50,000 48,530
MDC Holdings, Inc.
3.850%, 01/15/30 160,000 154,277
Millrose Properties, Inc.
6.375%, 08/01/30
(b)
25,000 25,356
Sekisui House US, Inc.
2.500%, 01/15/31 50,000 44,345
Taylor Morrison Communities, Inc.
5.125%, 08/01/30
(b)
50,000 49,886
Total 369,309
Independent Energy 1.5%
APA Corp.
Series ., 4.250%, 01/15/30 6,000 5,855
Baytex Energy Corp.
8.500%, 04/30/30
(b)
30,000 30,718
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 62,405
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,745
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
100,000 103,277
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 84,901
Devon Energy Corp.
4.500%, 01/15/30 50,000 50,093
7.875%, 09/30/31 25,000 28,913
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 55,804
5.150%, 01/30/30 50,000 51,337
EQT Corp.
6.500%, 07/01/27 75,000 76,685
7.000%, 02/01/30 19,000 20,619
Expand Energy Corp.
4.750%, 02/01/32 75,000 73,762
Gulfport Energy Operating Corp.
6.750%, 09/01/29
(b)
50,000 51,089
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
65,000 63,708
6.000%, 04/15/30
(b)
50,000 48,747
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 61,146
Occidental Petroleum Corp.
5.375%, 01/01/32 50,000 50,846
7.500%, 05/01/31 60,000 67,275
Ovintiv, Inc.
7.375%, 11/01/31 50,000 55,666
8.125%, 09/15/30 50,000 56,980

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Permian Resources Operating LLC
8.000%, 04/15/27
(b)
50,000 50,696
Range Resources Corp.
4.750%, 02/15/30
(b)
75,000 73,410
SM Energy Co.
6.750%, 08/01/29
(b)
100,000 99,777
Total 1,367,454
Leisure 0.3%
Carnival Corp.
5.750%, 03/15/30
(b)
50,000 51,506
6.000%, 05/01/29
(b)
100,000 101,500
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
60,000 58,697
Viking Cruises Ltd.
7.000%, 02/15/29
(b)
50,000 50,308
VOC Escrow Ltd.
5.000%, 02/15/28
(b)
50,000 49,901
Total 311,912
Life Insurance 0.5%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3
Somerset Inves
7.875%, 11/01/29
(b)
35,000 36,059
Athene Holding Ltd.
3.500%, 01/15/31 25,000 23,667
4.125%, 01/12/28 19,000 18,936
Brighthouse Financial, Inc.
3.700%, 06/22/27 25,000 24,604
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 86,370
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 49,271
3.900%, 04/05/32 18,000 17,119
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(c)
50,000 48,721
Lincoln National Corp.
3.050%, 01/15/30 41,000 38,959
3.800%, 03/01/28 40,000 39,634
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(c)
10,000 9,983
5.700%, (3-month USD SOFRRATE
+ 2.665%), 09/15/48
(c)
25,000 25,253
Sagicor Financial Co. Ltd.
5.300%, 05/13/28
(b)
50,000 49,567
Total 468,143
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
119,000 115,034
5.875%, 04/01/29
(b)
50,000 51,059
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 85,162
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 55,260
Travel + Leisure Co.
4.500%, 12/01/29
(b)
25,000 24,252
Total 330,767
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Media and Entertainment 1.0%
Applovin Corp.
5.375%, 12/01/31 50,000 51,622
Discovery Communications LLC
3.625%, 05/15/30 50,000 46,373
3.950%, 03/20/28 50,000 49,046
4.125%, 05/15/29 50,000 48,423
Fox Corp.
4.709%, 01/25/29 25,000 25,298
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28 50,000 49,552
Lamar Media Corp.
4.000%, 02/15/30 40,000 38,401
Paramount Global
2.900%, 01/15/27 50,000 49,087
4.200%, 05/19/32 50,000 46,280
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(c)
60,000 59,150
7.875%, 07/30/30 40,000 44,224
ROBLOX Corp.
3.875%, 05/01/30
(b)
40,000 38,283
Sirius XM Radio LLC
3.125%, 09/01/26
(b)
50,000 49,594
4.125%, 07/01/30
(b)
50,000 47,081
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 61,061
TEGNA, Inc.
4.625%, 03/15/28 80,000 79,176
5.000%, 09/15/29 75,000 74,363
Warnermedia Holdings, Inc.
4.054%, 03/15/29 80,000 77,712
Total 934,726
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 59,395
Metals and Mining 0.7%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
38,000 36,978
AngloGold Ashanti Holdings PLC
3.750%, 10/01/30 50,000 47,813
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(b)
95,000 97,615
Fortescue Treasury Pty Ltd.
4.500%, 09/15/27
(b)
70,000 69,672
Freeport-McMoRan, Inc.
4.625%, 08/01/30 50,000 50,043
Mineral Resources Ltd.
9.250%, 10/01/28
(b)
100,000 104,874
Steel Dynamics, Inc.
3.250%, 01/15/31 50,000 47,329
5.000%, 12/15/26 50,000 50,080
Vale Overseas Ltd.
3.750%, 07/08/30 50,000 48,241
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 35,724
Total 588,369

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Midstream 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 59,996
Boardwalk Pipelines LP
3.400%, 02/15/31 50,000 46,816
3.600%, 09/01/32 50,000 46,192
Buckeye Partners LP
3.950%, 12/01/26 85,000 84,260
6.750%, 02/01/30
(b)
50,000 52,257
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 50,000 48,712
5.125%, 06/30/27 40,000 40,411
Cheniere Energy Partners LP
3.250%, 01/31/32 50,000 45,716
4.000%, 03/01/31 50,000 48,264
DCP Midstream Operating LP
3.250%, 02/15/32 24,000 21,928
DT Midstream, Inc.
4.125%, 06/15/29
(b)
50,000 48,937
Enbridge, Inc.
6.200%, 11/15/30 60,000 64,673
Energy Transfer LP
3.750%, 05/15/30 60,000 58,256
4.950%, 05/15/28 40,000 40,593
Hess Midstream Operations LP
4.250%, 02/15/30
(b)
25,000 24,366
5.875%, 03/01/28
(b)
50,000 50,967
6.500%, 06/01/29
(b)
60,000 62,164
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 53,227
4.300%, 03/01/28 10,000 10,038
Series GMTN, 7.750%, 01/15/32 25,000 28,930
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,543
MPLX LP
2.650%, 08/15/30 36,000 33,141
4.800%, 02/15/31 50,000 50,427
National Fuel Gas Co.
3.950%, 09/15/27 40,000 39,747
NuStar Logistics LP
5.625%, 04/28/27 110,000 110,933
ONEOK, Inc.
3.100%, 03/15/30 76,000 71,948
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 50,000 48,394
3.800%, 09/15/30 55,000 53,155
Rockies Express Pipeline LLC
4.950%, 07/15/29
(b)
100,000 98,986
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 60,215
5.000%, 03/15/27 40,000 40,236
Sunoco LP
7.000%, 05/01/29
(b)
50,000 51,949
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 40,000 40,050
7.000%, 09/15/28
(b)
50,000 51,525
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 160,000 162,292
TC PipeLines LP
3.900%, 05/25/27 50,000 49,743
TransCanada PipeLines Ltd.
4.100%, 04/15/30 50,000 49,287
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(b)
100,000 94,719
6.250%, 01/15/30
(b)
125,000 127,466
Venture Global LNG, Inc.
7.000%, 01/15/30
(b)
50,000 50,585
8.125%, 06/01/28
(b)
120,000 123,618
9.500%, 02/01/29
(b)
110,000 118,436
Western Midstream Operating LP
4.050%, 02/01/30 36,000 35,114
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 124,253
Total 2,684,465
Natural Gas 0.2%
NiSource, Inc.
3.490%, 05/15/27 50,000 49,560
Sempra
3.400%, 02/01/28 40,000 39,255
6.375%, (US 5 Year CMT T-Note +
2.632%), 04/01/56
(c)
50,000 51,400
Southwest Gas Corp.
5.450%, 03/23/28 80,000 82,144
Total 222,359
Office REIT 0.3%
Boston Properties LP
4.500%, 12/01/28 80,000 80,143
Cousins Properties LP
5.375%, 02/15/32 25,000 25,565
CubeSmart LP
2.000%, 02/15/31 60,000 52,765
Highwoods Realty LP
3.050%, 02/15/30 55,000 51,045
Kilroy Realty LP
4.250%, 08/15/29 20,000 19,539
4.750%, 12/15/28 25,000 24,996
Piedmont Operating Partnership LP
9.250%, 07/20/28 20,000 22,136
Total 276,189
Oil Field Services 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 50,157
Helmerich & Payne, Inc.
4.850%, 12/01/29 50,000 50,047
Kodiak Gas Services LLC
7.250%, 02/15/29
(b)
50,000 51,880
Noble Finance II LLC
8.000%, 04/15/30
(b)
50,000 51,849
Patterson-UTI Energy, Inc.
5.150%, 11/15/29 50,000 50,187
Tidewater, Inc.
9.125%, 07/15/30
(b)
50,000 53,360

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
WBI Operating LLC
6.250%, 10/15/30
(b)
50,000 49,859
Total 357,339
Other Financial Institutions 0.3%
Credit Acceptance Corp.
6.625%, 03/15/30
(b)
50,000 49,921
Encore Capital Group, Inc.
9.250%, 04/01/29
(b)
50,000 52,720
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31 50,000 51,245
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 96,112
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 8,000 7,997
Total 257,995
Other Industry 0.2%
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
20,000 19,586
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 50,000 52,708
Quanta Services, Inc.
2.900%, 10/01/30 40,000 37,418
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
65,000 66,896
Total 176,608
Other REIT 0.8%
Americold Realty Operating Partnership LP
5.600%, 05/15/32 50,000 50,521
Brandywine Operating Partnership LP
8.875%, 04/12/29 50,000 54,350
Digital Realty Trust LP
3.700%, 08/15/27 50,000 49,648
4.450%, 07/15/28 40,000 40,239
EPR Properties
3.600%, 11/15/31 35,000 32,335
Extra Space Storage LP
5.900%, 01/15/31 60,000 63,756
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 25,000 23,561
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
95,000 93,233
Rexford Industrial Realty LP
2.150%, 09/01/31 10,000 8,730
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 29,507
RLJ Lodging Trust LP
3.750%, 07/01/26
(b)
50,000 49,630
Starwood Property Trust, Inc.
6.500%, 07/01/30
(b)
50,000 52,039
7.250%, 04/01/29
(b)
35,000 36,860
WP Carey, Inc.
2.400%, 02/01/31 50,000 44,856
4.650%, 07/15/30 50,000 50,330
Total 679,595
Other Utility 0.1%
American Water Capital Corp.
2.300%, 06/01/31 45,000 40,516
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Essential Utilities, Inc.
3.566%, 05/01/29 25,000 24,433
Total 64,949
Packaging 0.5%
Amcor Group Finance PLC
5.450%, 05/23/29 50,000 51,593
Avery Dennison Corp.
2.650%, 04/30/30 50,000 46,600
4.875%, 12/06/28 50,000 50,895
Ball Corp.
2.875%, 08/15/30 75,000 68,584
6.000%, 06/15/29 60,000 61,468
Berry Global, Inc.
5.800%, 06/15/31 60,000 63,575
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 101,187
Total 443,902
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 84,264
Suzano Austria GmbH
3.750%, 01/15/31 60,000 56,685
Weyerhaeuser Co.
4.000%, 04/15/30 25,000 24,640
Total 165,589
Pharmaceuticals 0.9%
Amgen, Inc.
5.250%, 03/02/30 270,000 280,138
Biogen, Inc.
2.250%, 05/01/30 20,000 18,303
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(c)
50,000 52,548
Mylan, Inc.
4.550%, 04/15/28 60,000 59,733
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 190,143
Royalty Pharma PLC
2.150%, 09/02/31 50,000 43,648
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,985
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 200,000 182,217
Zoetis, Inc.
2.000%, 05/15/30 25,000 22,768
Total 851,483
Property & Casualty 0.7%
Aon Corp.
2.800%, 05/15/30 110,000 103,417
Arthur J Gallagher & Co.
4.600%, 12/15/27 50,000 50,476
Assurant, Inc.
4.900%, 03/27/28 40,000 40,475
AXIS Specialty Finance LLC
3.900%, 07/15/29 15,000 14,789
Brown & Brown, Inc.
4.200%, 03/17/32 25,000 24,145

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
CNA Financial Corp.
3.450%, 08/15/27 85,000 83,967
Enstar Group Ltd.
3.100%, 09/01/31 50,000 44,792
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28 95,000 96,211
Kemper Corp.
2.400%, 09/30/30 50,000 44,559
Mercury General Corp.
4.400%, 03/15/27 25,000 24,934
Radian Group, Inc.
4.875%, 03/15/27 38,000 38,102
Stewart Information Services Corp.
3.600%, 11/15/31 50,000 44,761
Willis North America, Inc.
2.950%, 09/15/29 60,000 56,951
Total 667,579
Railroads 0.1%
Canadian Pacific Railway Co.
2.050%, 03/05/30 25,000 22,806
2.450%, 12/02/31 50,000 44,561
Norfolk Southern Corp.
2.300%, 05/15/31 50,000 45,234
3.000%, 03/15/32 22,000 20,269
Total 132,870
Refining 0.3%
HF Sinclair Corp.
5.000%, 02/01/28 50,000 50,054
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 49,493
5.150%, 03/01/30 50,000 51,372
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 90,000 89,236
Phillips 66
2.150%, 12/15/30 25,000 22,348
3.900%, 03/15/28 40,000 39,732
Total 302,235
Restaurants 0.6%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 39,275
5.625%, 09/15/29
(b)
90,000 91,514
6.125%, 06/15/29
(b)
100,000 102,747
Darden Restaurants, Inc.
3.850%, 05/01/27 50,000 49,779
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 79,594
Starbucks Corp.
2.550%, 11/15/30 50,000 46,165
3.000%, 02/14/32 100,000 92,024
Yum! Brands, Inc.
4.750%, 01/15/30
(b)
50,000 49,846
Total 550,944
Retail REIT 0.2%
Agree LP
2.000%, 06/15/28 45,000 42,657
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 39,251
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Store Capital LLC
4.500%, 03/15/28 80,000 80,026
Total 161,934
Retailers 1.7%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(b)
100,000 101,207
Asbury Automotive Group, Inc.
4.625%, 11/15/29
(b)
100,000 97,121
AutoZone, Inc.
4.000%, 04/15/30 24,000 23,706
Belron UK Finance PLC
5.750%, 10/15/29
(b)
50,000 50,677
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 50,000 45,905
Dollar General Corp.
3.500%, 04/03/30 50,000 48,083
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,837
Gap, Inc. (The)
3.625%, 10/01/29
(b)
100,000 94,033
Genuine Parts Co.
6.500%, 11/01/28 50,000 52,675
Group 1 Automotive, Inc.
6.375%, 01/15/30
(b)
100,000 102,145
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 83,565
3.750%, 04/01/32 25,000 23,858
Nordstrom, Inc.
4.375%, 04/01/30 50,000 47,410
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 79,296
Parkland Corp.
4.500%, 10/01/29
(b)
50,000 48,356
4.625%, 05/01/30
(b)
50,000 48,398
5.875%, 07/15/27
(b)
50,000 50,003
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 216,202
Tapestry, Inc.
5.100%, 03/11/30 50,000 51,202
Tractor Supply Co.
1.750%, 11/01/30 50,000 44,048
Under Armour, Inc.
3.250%, 06/15/26 60,000 59,466
VF Corp.
2.950%, 04/23/30 50,000 43,895
Wayfair LLC
7.250%, 10/31/29
(b)
50,000 51,706
Total 1,502,794
Supermarkets 0.5%
Ahold Finance USA LLC
6.875%, 05/01/29 75,000 81,474
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(b)
40,000 39,905
4.875%, 02/15/30
(b)
100,000 98,748
6.500%, 02/15/28
(b)
160,000 162,999

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,436
Total 423,562
Technology 4.5%
Amdocs Ltd.
2.538%, 06/15/30 100,000 91,811
Arrow Electronics, Inc.
2.950%, 02/15/32 100,000 89,518
Autodesk, Inc.
2.400%, 12/15/31 25,000 22,175
Avnet, Inc.
5.500%, 06/01/32 50,000 50,809
Block, Inc.
2.750%, 06/01/26 35,000 34,603
5.625%, 08/15/30
(b)
50,000 50,751
Camelot Finance SA
4.500%, 11/01/26
(b)
6,000 5,958
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 50,000 47,887
3.569%, 12/01/31 75,000 69,869
5.100%, 03/01/30 50,000 50,909
CGI, Inc.
2.300%, 09/14/31 100,000 88,454
Crowdstrike Holdings, Inc.
3.000%, 02/15/29 25,000 23,851
Dell International LLC / EMC Corp.
5.300%, 10/01/29 60,000 61,937
Elastic NV
4.125%, 07/15/29
(b)
50,000 48,248
Entegris, Inc.
5.950%, 06/15/30
(b)
50,000 50,717
Equifax, Inc.
3.100%, 05/15/30 60,000 56,639
Equinix, Inc.
3.200%, 11/18/29 60,000 57,520
FactSet Research Systems, Inc.
2.900%, 03/01/27 25,000 24,568
Fair Isaac Corp.
4.000%, 06/15/28
(b)
30,000 29,324
Fidelity National Information Services, Inc.
2.250%, 03/01/31 275,000 244,038
Fiserv, Inc.
2.650%, 06/01/30 25,000 22,920
3.500%, 07/01/29 100,000 96,236
Fortinet, Inc.
2.200%, 03/15/31 20,000 17,867
Gen Digital, Inc.
6.750%, 09/30/27
(b)
25,000 25,394
7.125%, 09/30/30
(b)
25,000 25,800
Global Payments, Inc.
2.900%, 05/15/30 10,000 9,226
5.400%, 08/15/32 25,000 25,298
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 50,269
HP, Inc.
3.000%, 06/17/27 40,000 39,262
4.000%, 04/15/29 55,000 54,383
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 78,985
Intel Corp.
3.900%, 03/25/30 130,000 127,347
4.875%, 02/10/28 50,000 50,693
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 49,850
5.000%, 07/15/28
(b)
100,000 99,388
5.250%, 07/15/30
(b)
50,000 49,793
7.000%, 02/15/29
(b)
50,000 51,522
Jabil, Inc.
3.600%, 01/15/30 50,000 48,302
Juniper Networks, Inc.
2.000%, 12/10/30 50,000 43,883
Keysight Technologies, Inc.
3.000%, 10/30/29 110,000 104,671
Leidos, Inc.
2.300%, 02/15/31 50,000 44,742
Marvell Technology, Inc.
2.950%, 04/15/31 50,000 46,210
Microchip Technology, Inc.
5.050%, 02/15/30 100,000 101,961
Micron Technology, Inc.
5.300%, 01/15/31 100,000 103,542
Moody's Corp.
4.250%, 02/01/29 25,000 25,082
Motorola Solutions, Inc.
4.600%, 02/23/28 40,000 40,390
NetApp, Inc.
5.500%, 03/17/32 15,000 15,617
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 150,000 135,030
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
44,000 42,832
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 58,388
Open Text Holdings, Inc.
4.125%, 02/15/30
(b)
95,000 90,792
Oracle Corp.
3.250%, 11/15/27 130,000 127,520
4.800%, 09/26/32 300,000 296,874
Paychex, Inc.
5.350%, 04/15/32 60,000 62,215
PTC, Inc.
4.000%, 02/15/28
(b)
17,000 16,729
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 47,705
Sensata Technologies BV
5.875%, 09/01/30
(b)
50,000 50,576
Synopsys, Inc.
5.000%, 04/01/32 125,000 127,726
TR Finance LLC
3.350%, 05/15/26 25,000 24,842
TTM Technologies, Inc.
4.000%, 03/01/29
(b)
50,000 48,303
Twilio, Inc.
3.625%, 03/15/29 60,000 57,672

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
VMware LLC
3.900%, 08/21/27 40,000 39,893
Western Digital Corp.
2.850%, 02/01/29 18,000 17,060
4.750%, 02/15/26 14,000 13,987
Western Union Co. (The)
2.750%, 03/15/31 15,000 13,424
Workday, Inc.
3.500%, 04/01/27 50,000 49,578
WULF Compute LLC
7.750%, 10/15/30
(b)
150,000 155,644
Total 4,125,009
Tobacco 0.2%
Altria Group, Inc.
3.400%, 05/06/30 85,000 81,550
BAT Capital Corp.
2.259%, 03/25/28 75,000 71,729
3.557%, 08/15/27 33,000 32,659
Total 185,938
Transportation Services 0.4%
FedEx Corp.
2.400%, 05/15/31 50,000 44,786
3.100%, 08/05/29 150,000 143,974
GXO Logistics, Inc.
2.650%, 07/15/31 50,000 44,678
Rand Parent LLC
8.500%, 02/15/30
(b)
30,000 30,663
Seaspan Corp.
5.500%, 08/01/29
(b)
50,000 48,008
Triton Container International Ltd. / Tal International Container Corp.
3.250%, 03/15/32 50,000 44,788
Total 356,897
Wireless 1.3%
American Tower Corp.
1.875%, 10/15/30 70,000 62,028
2.900%, 01/15/30 50,000 47,222
Crown Castle, Inc.
2.250%, 01/15/31 50,000 44,538
3.800%, 02/15/28 60,000 59,350
Rogers Communications, Inc.
5.000%, 02/15/29 100,000 101,836
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(c)
100,000 99,525
SBA Communications Corp.
3.125%, 02/01/29 101,000 95,469
3.875%, 02/15/27 52,000 51,411
Sprint Capital Corp.
6.875%, 11/15/28 25,000 26,862
8.750%, 03/15/32 100,000 121,660
T-Mobile USA, Inc.
2.550%, 02/15/31 330,000 300,006
Vodafone Group PLC
4.375%, 05/30/28 50,000 50,663
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(c)
50,000 52,784
7.875%, 02/15/30 50,000 57,048
Total 1,170,402
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Wirelines 1.2%
AT&T, Inc.
2.750%, 06/01/31 85,000 77,945
4.300%, 02/15/30 50,000 49,954
4.350%, 03/01/29 115,000 115,331
British Telecommunications PLC
5.125%, 12/04/28 85,000 87,012
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 70,630
Orange SA
9.000%, 03/01/31 50,000 60,504
Telefonica Europe BV
8.250%, 09/15/30 120,000 138,290
TELUS Corp.
3.700%, 09/15/27 50,000 49,565
Verizon Communications, Inc.
2.355%, 03/15/32 200,000 175,141
4.016%, 12/03/29 250,000 247,549
Total 1,071,921
Total
Corporate Bonds
(Cost $44,262,170) 44,835,163
Foreign Government Obligations
(d)
19.8%
Principal
Amount
($) Value ($)
Brazil 1.9%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 200,790
4.500%, 05/30/29 200,000 199,110
3.875%, 06/12/30 220,000 211,062
3.750%, 09/12/31 200,000 185,629
6.250%, 03/18/31 200,000 210,334
5.500%, 11/06/30 200,000 204,045
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 204,523
5.125%, 09/10/30 200,000 197,246
Total 1,612,739
Canada 0.1%
CI Financial Corp.
3.200%, 12/17/30 50,000 45,043
Chile 0.2%
Corp Nacional del Cobre de Chile
Series REGS, 3.150%, 01/14/30 200,000 189,700
China 1.0%
CFAMC III Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 199,073
Charming Light Investments Ltd.
Series E, 4.375%, 12/21/27 200,000 199,891
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 201,893
China Construction Bank Corp.
2.850%, (US 5 Year CMT T-Note +
1.400%), 01/21/32
(c)
200,000 196,544
CNAC HK Finbridge Co. Ltd
3.000%, 09/22/30 200,000 188,369
Total 985,770
Colombia 1.1%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Colombia Government International Bond
3.000%, 01/30/30 200,000 181,220
3.125%, 04/15/31 200,000 176,028
7.375%, 04/25/30 200,000 214,712
Ecopetrol SA
6.875%, 04/29/30 200,000 204,852
8.625%, 01/19/29 200,000 215,582
Total 992,394
Costa Rica 0.3%
Costa Rica Government International Bond
6.125%, 02/19/31 200,000 209,111
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 300,000 305,049
Series REGS, 5.950%, 01/25/27 172,000 174,386
Series REGS, 4.500%, 01/30/30 200,000 195,428
Series REGS, 7.050%, 02/03/31 150,000 161,566
Total 836,429
Hungary 0.9%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 204,045
Series REGS, 2.125%, 09/22/31 200,000 172,199
5.375%, 09/26/30 200,000 205,810
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 206,838
Total 788,892
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 197,945
Series REGS, 2.250%, 01/13/31 200,000 179,266
Total 377,211
Indonesia 2.4%
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 200,000 206,653
Indonesia Government International Bond
2.850%, 02/14/30 200,000 189,444
3.850%, 10/15/30 200,000 196,831
1.850%, 03/12/31 200,000 176,307
4.350%, 01/08/27 200,000 200,807
Pertamina Hulu Energi PT
5.250%, 05/21/30 200,000 204,372
Perusahaan Penerbit SBSN
Series REGS, 5.000%, 05/25/30 200,000 206,080
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 200,000 200,313
Series REGS, 4.450%, 02/20/29 200,000 201,624
Series REGS, 2.800%, 06/23/30 200,000 187,443
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 205,421
Total 2,175,295
Israel 0.2%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 197,903
Jordan 0.5%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 202,042
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
7.500%, 01/13/29 200,000 211,792
Total 413,834
Kazakhstan 0.2%
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 200,000 205,163
Mexico 2.1%
Eagle Funding Luxco Sarl
5.500%, 08/17/30 200,000 203,159
Mexico Government International Bond
8.300%, 08/15/31 100,000 120,275
3.750%, 01/11/28 200,000 198,227
4.500%, 04/22/29 200,000 201,041
3.250%, 04/16/30 200,000 189,736
2.659%, 05/24/31 300,000 269,215
4.750%, 03/22/31 200,000 199,060
Petroleos Mexicanos
6.500%, 01/23/29 150,000 152,978
6.840%, 01/23/30 150,000 154,058
5.950%, 01/28/31 200,000 195,540
Total 1,883,289
Oman 1.1%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 210,513
Series REGS, 6.250%, 01/25/31 200,000 216,080
Series REGS, 6.750%, 10/28/27 200,000 208,773
Series REGS, 5.625%, 01/17/28 200,000 204,952
Oman Sovereign Sukuk Co.
Series REGS, 4.875%, 06/15/30 200,000 205,366
Total 1,045,684
Panama 0.4%
Panama Government International Bond
3.875%, 03/17/28 200,000 196,944
3.160%, 01/23/30 200,000 187,438
Total 384,382
Peru 0.2%
Peruvian Government International Bond
2.783%, 01/23/31 200,000 185,168
Philippines 1.0%
Philippine Government International Bond
9.500%, 02/02/30 190,000 228,749
7.750%, 01/14/31 100,000 116,426
3.000%, 02/01/28 200,000 195,539
2.457%, 05/05/30 200,000 185,938
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 205,539
Total 932,191
Romania 0.9%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 170,000 172,144
Series REGS, 5.875%, 01/30/29 200,000 205,776
Series REGS, 6.625%, 02/17/28 200,000 207,992
5.750%, 09/16/30 200,000 204,577
Total 790,489
Serbia 0.2%
Serbia International Bond
Series REGS, 2.125%, 12/01/30 200,000 175,260
South Africa 0.9%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 19
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Eskom Holdings
Series REGS, 6.350%, 08/10/28 200,000 206,144
Republic of South Africa Government
International Bond
Series 12Y, 4.300%, 10/12/28 200,000 198,529
Series 12Y, 5.875%, 06/22/30 200,000 206,843
Series 10Y, 4.850%, 09/30/29 200,000 199,840
Total 811,356
Turkey 2.1%
Hazine Mustesarligi Varlik Kiralama AS
6.500%, 04/26/30 200,000 207,067
Series REGS, 6.750%, 09/01/30 200,000 207,970
Turkey Government International Bond
Series 10Y, 6.000%, 03/25/27 200,000 203,792
Turkiye Government International Bond
Series 10Y, 5.125%, 02/17/28 200,000 200,686
Series 11Y, 6.125%, 10/24/28 200,000 204,785
Series 10Y, 7.625%, 04/26/29 200,000 213,540
Series 5Y, 9.875%, 01/15/28 200,000 220,036
Series 6Y, 9.375%, 03/14/29 200,000 223,994
9.125%, 07/13/30 200,000 227,252
Total 1,909,122
United Arab Emirates 0.6%
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 200,000 202,284
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 200,000 189,783
Series EMTN, 4.226%, 03/14/28 200,000 198,512
Total 590,579
Uruguay 0.2%
Uruguay Government International Bond
4.375%, 01/23/31 200,000 202,339
Total Foreign Government Obligations
(Cost $17,520,787) 17,939,343
Residential Mortgage-Backed Securities - Agency 9.7%
Principal
Amount
($) Value ($)
Uniform Mortgage-Backed Security TBA 9.7%
4.000%, 11/15/40
(e)
611,000 601,251
4.500%, 11/15/40
(e)
1,633,300 1,630,299
5.000%, 11/15/40
(e)
3,232,000 3,263,412
5.500%, 11/15/40
(e)
2,264,400 2,312,835
6.000%, 11/15/40
(e)
995,000 1,027,593
Total 8,835,390
Total Residential Mortgage-Backed
Securities - Agency
(Cost $8,835,986) 8,835,390
Treasury Bills 7.7%
Principal
Amount
($) Value ($)
United States 7.7%
U.S. Treasury Bill
3.939%, 12/26/25 2,000,000 1,988,503
Treasury Bills (continued)
Issue
Description
Principal
Amount
($) Value ($)
4.350%, 11/18/25 5,000,000 4,991,954
Total 6,980,457
Total Treasury Bills
(Cost $6,978,356) 6,980,457
Money Market Funds 2.5%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.870%
(f)
2,285,656 2,285,656
Total Money Market Funds
(Cost $2,285,656) 2,285,656
Total Investments in Securities
(Cost $98,079,843) 99,136,608
Other Assets & Liabilities, Net (8,311,970)
Net Assets 90,824,638

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETF | 2025
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $14,681,281, which represents 16.16% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
SOFRRATE Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 21
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 9,148,371 – 9,148,371
Commercial Mortgage-Backed Securities
- Non-Agency – 9,112,228 – 9,112,228
Corporate Bonds – 44,835,163 – 44,835,163
Foreign Government Obligations – 17,939,343 – 17,939,343
Residential Mortgage-Backed Securities - Agency – 8,835,390 – 8,835,390
Treasury Bills – 6,980,457 – 6,980,457
Money Market Funds 2,285,656 – – 2,285,656
Total Investments in Securities 2,285,656 96,850,952 – 99,136,608
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Indexed ETF | 2025
Assets
Investments in securities, at value
Unaffiliated issuers (cost $98,079,843) $99,136,608
Cash 220,297
Foreign currency (cost $77) 77
Receivable for:
Interest 831,864
Investments sold 571,395
Dividends 5,988
Reimbursement due from Investment Manager 276
Total assets 100,766,505
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 8,856,942
Investments purchased 1,066,288
Investment management fees 18,637
Total liabilities 9,941,867
Net assets applicable to outstanding capital stock $90,824,638
Represented by:
Paid-in capital $91,931,441
Total distributable earnings (loss) (1,106,803)
Total - representing net assets applicable to outstanding capital stock $90,824,638
Shares outstanding 4,800,000
Net asset value per share $18.92

STATEMENT OF OPERATIONS
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 23
Investment Income:
Interest $3,093,136
Dividends - unaffiliated issuers 154,208
Total income 3,247,344
Expenses:
Investment management fees 161,894
Total expenses 161,894
Fees waived or expenses reimbursed by Investment Manager (6,444)
Total net expenses 155,450
Net Investment Income 3,091,894
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 76,584
In-kind transactions - unaffiliated issuers (13,431)
Net realized gain 63,153
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,217,585
Net change in unrealized appreciation 1,217,585
Net realized and unrealized gain 1,280,738
Net Increase in net assets resulting from operations $4,372,632

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Indexed ETF | 2025
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income $3,091,894 $2,394,119
Net realized gain (loss) 63,153 (252,449)
Net change in unrealized appreciation 1,217,585 2,672,649
Net increase in net assets resulting from operations 4,372,632 4,814,319
Distributions to shareholders
Net investment income and net realized gains (2,990,222) (2,397,194)
Shareholder transactions
Proceeds from shares sold 44,956,092 1,862,581
Cost of shares redeemed (11,095,764) –
Net increase in net assets resulting from shareholder transactions 33,860,328 1,862,581
Increase in net assets 35,242,738 4,279,706
Net Assets:
Net assets beginning of year 55,581,900 51,302,194
Net assets at end of year $90,824,638 $55,581,900
Capital stock activity
Shares outstanding, beginning of year 3,000,050 2,900,050
Shares sold 2,400,000 100,000
Shares redeemed (600,050) –
Shares outstanding, end of year 4,800,000 3,000,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 25
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
t
Year Ended October 31,
2021
(a)
2025 2024 2023 2022
Per share data
Net asset value, beginning of period $18.53 $17.69 $17.66 $19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.89 0.82 0.67 0.44 0.03
Net realized and unrealized gain (loss) 0.38 0.84 0.03 (2.20) (0.17)
Total from investment operations 1.27 1.66 0.70 (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.88) (0.82) (0.67) (0.44) –
Total distribution to shareholders (0.88) (0.82) (0.67) (0.44) –
Net asset value, end of period $18.92 $18.53 $17.69 $17.66 $19.86
Total Return at NAV 7.06% 9.56% 3.95% (8.96)% (0.70)%
Total Return at Market Price 7.10% 9.53% 4.36% (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25% 0.25% 0.25% 0.25% 0.25%
Total net expenses
(c)
0.24% 0.24%
(b)
0.25%
(b)
0.25%
(b)
0.25%
(b)
Net investment income 4.77% 4.48% 3.75% 2.39% 1.44%
Supplemental data
Net assets, end of
period
(in thousands) $90,825 $55,582 $51,302 $47,691 $19,858
Portfolio turnover 192% 169% 154% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
26 Indexed ETF | 2025
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund.
The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem
Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock
Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
–Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 27
quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset– and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
28 Indexed ETF | 2025
purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The
Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated.
The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any,

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 29
such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the
Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
30 Indexed ETF | 2025
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% as a percentage of the Fund’s average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, taxes, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, capital loss carryforwards, reversal of capital gains (losses) on a redemption-in-kind and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
23,628 (6,334) (17,294)
Year Ended October 31, 2025 Year Ended October 31, 2024
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
2,990,222 - 2,990,222 2,397,194 - 2,397,194
Undistributed
ordinary income ($)
Undistributed long-
term capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
343,830 - (2,497,813) 1,047,180

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 31
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $135,406,124 and $124,055,970 respectively, for the year ended October 31, 2025, of which $103,046,805 and $99,848,817 respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was $29,760,349.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2025, the in-kind redemption cost basis was $7,668,763, the proceeds from sales were $7,655,332 and the net realized loss was $13,431.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
98,089,428 1,296,966 (249,786) 1,047,180
No expiration
short-term ($)
No expiration long-
term ($) Total ($) Utilized ($)
(1,447,722) (1,050,091) (2,497,813) 22,261

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
32 Indexed ETF | 2025
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional
Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State
Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Indexed ETF | 2025 33
estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

34 Indexed ETF | 2025
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Columbia Short Duration Bond ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period September 21,
2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended
October 31, 2025 and for the period September 21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Indexed ETF | 2025 35
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
36 Indexed ETF | 2025
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2025 37
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN314_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Select Technology ETF
Annual Financial Statements and Additional
Information
October 31, 2025

Active ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 16
Federal Income Tax Information 17
Approval of Investment Management Services Agreement 18
Results of Meeting of Shareholders 21

PORTFOLIO OF INVESTMENTS
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 3
Notes to Portfolio of Investments
Common Stocks 98.7%
Issuer Shares Value ($)
Communication Services  8.8%
Entertainment 1.5%
Netflix, Inc.
(a)
466 521,389
Interactive Media & Services 7.3%
Alphabet, Inc. Class A 5,497 1,545,702
Meta Platforms, Inc. Class A 1,424 923,250
Total 2,468,952
Total Communication Services 2,990,341
Consumer Discretionary  4.2%
Broadline Retail 3.7%
Amazon.com, Inc.
(a)
5,109 1,247,720
Hotels, Restaurants & Leisure 0.5%
Booking Holdings, Inc. 37 187,876
Total Consumer Discretionary 1,435,596
Financials  4.5%
Capital Markets 0.8%
Robinhood Markets, Inc. Class A
(a)
1,962 287,982
Financial Services 3.7%
Mastercard, Inc. Class A 1,023 564,686
Visa, Inc. Class A 2,003 682,502
Total 1,247,188
Total Financials 1,535,170
Industrials  1.0%
Ground Transportation 1.0%
Uber Technologies, Inc.
(a)
3,418 329,837
Total Industrials 329,837
Information Technology  80.2%
Communications Equipment 2.3%
Arista Networks, Inc.
(a)
2,198 346,603
Cisco Systems, Inc. 3,704 270,799
Motorola Solutions, Inc. 454 184,646
Total 802,048
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. Class A 1,912 266,418
IT Services 1.2%
Shopify, Inc. Class A
(a)
2,433 423,001
Semiconductors & Semiconductor Equipment 46.6%
Analog Devices, Inc. 1,261 295,238
Common Stocks (continued)
Issuer Shares Value ($)
Applied Materials, Inc. 2,445 569,929
ASML Holding NV 712 754,172
Broadcom, Inc. 10,032 3,708,128
Lam Research Corp. 10,410 1,639,159
Marvell Technology, Inc. 2,375 222,633
Micron Technology, Inc. 2,163 484,015
NVIDIA Corp. 33,005 6,683,182
NXP Semiconductors NV 1,134 237,142
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 4,126 1,239,574
Total 15,833,172
Software 19.9%
Cadence Design Systems, Inc.
(a)
729 246,905
Crowdstrike Holdings, Inc. Class A
(a)
1,054 572,333
Intuit, Inc. 585 390,517
Microsoft Corp. 6,412 3,320,198
Oracle Corp. 2,280 598,751
Palo Alto Networks, Inc.
(a)
1,326 292,038
Salesforce, Inc. 776 202,078
SAP SE ADR 813 211,388
ServiceNow, Inc.
(a)
380 349,326
Synopsys, Inc.
(a)
1,272 577,259
Total 6,760,793
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. 11,769 3,181,985
Total Information Technology 27,267,417
Total Common Stocks
(Cost $23,099,559) 33,558,361
Money Market Funds 1.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.878%
(b)
428,833 428,833
Total Money Market Funds
(Cost $428,833) 428,833
Total Investments in Securities
(Cost $23,528,392) 33,987,194
Other Assets & Liabilities, Net 974
Net Assets 33,988,168
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETF | 2025
Fair Value Measurements (continued)
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,990,341 – – 2,990,341
Consumer Discretionary 1,435,596 – – 1,435,596
Financials 1,535,170 – – 1,535,170
Industrials 329,837 – – 329,837
Information Technology 27,267,417 – – 27,267,417
Total Common Stocks 33,558,361 – – 33,558,361
Money Market Funds 428,833 – – 428,833
Total Investments in Securities 33,987,194 – – 33,987,194
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 5
Assets
Investments in securities, at value
Unaffiliated issuers (cost $23,528,392) $33,987,194
Receivable for:
Investments sold 16,689
Dividends 2,745
Reclaims receivable 351
Reimbursement due from Investment Manager 49
Total assets 34,007,028
Liabilities
Payable for:
Investment management fees 18,860
Total liabilities 18,860
Net assets applicable to outstanding capital stock $33,988,168
Represented by:
Paid-in capital $22,176,785
Total distributable earnings (loss) 11,811,383
Total - representing net assets applicable to outstanding capital stock $33,988,168
Shares outstanding 1,025,000
Net asset value per share $33.16

STATEMENT OF OPERATIONS
Year Ended October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETF | 2025
Investment Income:
Dividends - unaffiliated issuers $226,740
Foreign taxes withheld (6,396)
Total income 220,344
Expenses:
Investment management fees 245,249
Total expenses 245,249
Fees waived or expenses reimbursed by Investment Manager (1,225)
Total net expenses 244,024
Net Investment Loss (23,680)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 1,732,087
In-kind transactions - unaffiliated issuers 5,027,659
Net realized gain 6,759,746
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,589,498
Net change in unrealized appreciation 1,589,498
Net realized and unrealized gain 8,349,244
Net Increase in net assets resulting from operations $8,325,564

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 7
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) $(23,680) $72,100
Net realized gain 6,759,746 952,496
Net change in unrealized appreciation 1,589,498 9,717,536
Net increase in net assets resulting from operations 8,325,564 10,742,132
Distributions to shareholders
Net investment income and net realized gains (377,129) (273,443)
Shareholder transactions
Proceeds from shares sold 6,688,963 5,436,460
Cost of shares redeemed (18,874,774) (1,761,176)
Net increase (decrease) in net assets resulting from shareholder transactions (12,185,811) 3,675,284
Increase (decrease) in net assets (4,237,376) 14,143,973
Net Assets:
Net assets beginning of year 38,225,544 24,081,571
Net assets at end of year $33,988,168 $38,225,544
Capital stock activity
Shares outstanding, beginning of year 1,525,050 1,375,050
Shares sold 225,000 225,000
Shares redeemed (725,050) (75,000)
Shares outstanding, end of year 1,025,000 1,525,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETF | 2025
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended October 31,
2022
(a)
2025 2024 2023
Per share data
Net asset value, beginning of year $25.07 $17.51 $14.88 $20.00
Income (loss) from investment operations:
Net investment income (loss) (0.02) 0.05 0.05 0.00
Net realized and unrealized gain (loss) 8.36 7.71 2.69 (5.12)
Total from investment operations 8.34 7.76 2.74 (5.12)
Less distributions to shareholders:
Net investment income (0.05) (0.05) (0.03) –
Net realized gains (0.20) (0.15) (0.08) –
Total distribution to shareholders (0.25) (0.20) (0.11) –
Net asset value, end of year $33.16 $25.07 $17.51 $14.88
Total Return at NAV 33.55% 44.43% 18.45% (25.60)%
Total Return at Market Price 32.87% 44.90% 19.03% (25.80)%
Ratios to average net assets:
Total gross expenses
(b)
0.75% 0.75% 0.75% 0.75%
Total net expenses
(c)
0.75% 0.74%
(b)
0.75%
(b)
0.75%
(b)
Net investment income (loss) (0.07)% 0.20% 0.29% 0.09%
Supplemental data
Net assets, end of
year
(in thousands) $33,988 $38,226 $24,082 $12,278
Portfolio turnover 65% 60% 26% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025
Active ETF | 2025 9
Note 1. Organization
Columbia Select Technology ETF (formerly known as Columbia Semiconductor and Technology ETF) (the Fund),
a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment
Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a
Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Effective February 28, 2025, Columbia Semiconductor and Technology ETF was renamed Columbia Select Technology
ETF.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem
Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock
Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
10 Active ETF | 2025
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually.
These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment
Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETF | 2025 11
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The
Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
12 Active ETF | 2025
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.75% as a percentage of the Fund’s average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETF | 2025 13
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, reversal of capital gains (losses) on a redemption-in-kind, late-year ordinary losses and capital loss carryforwards.
To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended
October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed net
investment
income ($)
Accumulated
net realized gain ($)
Paid in
capital ($)
(7) (4,937,550) 4,937,557
Year Ended October 31, 2025 Year Ended October 31, 2024
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
377,129 - 377,129 270,807 2,636 273,443
Undistributed
ordinary income ($)
Undistributed long-
term capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
- 1,456,214 (92,146) 10,447,315
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
23,539,879 10,458,802 (11,487) 10,447,315
No expiration
short-term ($)
No expiration long-
term ($) Total ($) Utilized ($)
(92,146) - (92,146) 109,536

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
14 Active ETF | 2025
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $21,279,684 and $21,409,912, respectively, for the year ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2025, the cost basis of securities contributed was $6,442,389.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2025, the in-kind redemption cost basis was $12,990,183 the proceeds from sales were $18,017,842 and the net realized gain was $5,027,659.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2025
Active ETF | 2025 15
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional
Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State
Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

16 Active ETF | 2025
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Select Technology ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Columbia Select Technology ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2025 and for the period March 29,
2022 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the three years in the period ended
October 31, 2025 and for the period March 29, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Active ETF | 2025 17
The Fund hereby designates the following tax attributes for the ﬁscal year ended
October 31, 2025
. Shareholders will be
notiﬁed in early 2026 of the amounts for use in preparing
2025
income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia Select Technology ETF 62.34% 72.22%
Fund
Columbia Select Technology ETF $1,586,754

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
18 Active ETF | 2025
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Select Technology ETF (formerly, Columbia Semiconductor and
Technology ETF and prior to that Columbia Seligman Semiconductor and Technology ETF) (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETF | 2025 19
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and,
(iii) the net assets of the Fund. The Board observed that Fund performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
20 Active ETF | 2025
that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

RESULTS OF MEETING OF SHAREHOLDERS
Active ETF | 2025 21
During the period, the Board of Trustees of Columbia ETF Trust I solicited approval of a proposal to change Columbia
Select Technology ETF’s fundamental policy regarding industry concentration (the Proposal). At a Joint Special Meeting of Shareholders held on January 30, 2025, Columbia Select Technology ETF’s shareholders approved the Proposal.
Votes For Votes Against Abstentions Broker Non-Votes
18,793,349.991 148,143.673 8,743.810 0

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN321_10_R01_(12/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Chief Financial Officer and
Principal Financial Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025